As filed with the Securities and Exchange Commission on April 28, 2011.

Registration No. 333-24959/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.   ☐

POST-EFFECTIVE AMENDMENT NO. 15   ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Post-Effective Amendment No. 173  ☒

(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, Florida 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill, and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on May 1, 2011, pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a) of Rule 485

☐  on             , pursuant to paragraph (a) of Rule 485

WRL FREEDOM WEALTH CREATOR®

VARIABLE ANNUITY

Issued Through

WRL SERIES ANNUITY ACCOUNT

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2011

This prospectus gives you important information about the WRL Freedom Wealth Creator®, a flexible payment variable deferred annuity contract (“Contract”). Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. This Contract is not available in all states.

You can put your money into one or more of the following investment choices. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

If you would like more information about the WRL Freedom Wealth Creator®, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2011. Please call us at 1-800-851-9777 (Monday – Friday, 8:30 a.m. – 7:00 p.m. Eastern Time), write us at: Western Reserve, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or visit our website – www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC 0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	involve risks, including possible loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WRL00174-5/2011

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraNASD-100(1)

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by AEGON USA Investment Management, LLC

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

Transamerica Foxhall Global Commodities & Hard Asset VP

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

TRANSAMERICA SERIES TRUST – INITIAL CLASS CONTINUED

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC

Transamerica AEGON High Yield Bond VP

Transamerica AEGON Money Market VP

Transamerica AEGON U.S. Government Securities VP

Subadvised by AllianceBernstein L.P.

Transamerica AllianceBernstein Dynamic Allocation VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Tactical Allocation VP

Subadvised by J.P. Morgan Investment Management, Inc. and BlackRock Financial Management, Inc.

Transamerica Multi-Managed Balanced VP

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Growth Opportunities VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Morgan Stanley Investment Management Inc. And Invesco Advisors Inc.

Transamerica Multi Managed Large Cap Core VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP

Transamerica WMC Diversified Growth VP

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DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our phone number is 1-800-851-9777. Our hours are Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time.

Age	The issue age, which is annuitant’s age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.

Annuitant	The person on whose life any annuity payments will be based.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

annuitize (annuitization)	When you switch from the accumulation period to the income phase and we begin to make annuity payments to you (or your designee).

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any withdrawal charge, any loans and unpaid interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months, and Contract anniversaries from the Contract date.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received due proof of death.

fixed account	An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and a guaranteed minimum interest rate. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

Funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

Mailing address	4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. All premium payments, loan repayments, partial withdrawal and surrender requests, transfer requests, correspondence and notices should be sent to this address.

Maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 90th birthday. For Contracts issued in conjunction with Net Income Makeup Charitable Remainder Unitrusts, the latest maturity date is the annuitant’s 100th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contract	Contracts issued other than in connection with retirement plans.

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Owner (you, your)	The person(s) entitled to exercise all rights and privileges under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

Portfolio	A separate investment portfolio of a fund.

purchase payments/premium payments	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “purchase payment” or “premium” in this prospectus, it has the same meaning as “net purchase payment” in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

Subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

Surrender	The termination of a Contract at the option of an owner.

valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our, the Company)	Western Reserve Life Assurance Co. of Ohio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1.	The Annuity Contract

The WRL Freedom Wealth Creator® is a flexible payment variable deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as an owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into one or more of the subaccounts. Any such restriction will not affect the allocations you made before we put the restriction in place. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

The Guaranteed Minimum Income Benefit Rider is no longer available for new sales, but if you have previously elected the Guaranteed Minimum Income Benefit Rider you can still upgrade.

The Additional Earnings Rider is no longer available for new sales.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2.	Annuity Payments (The Income Phase)

The Contract allows you to receive income after the maturity date under one of several annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. Generally, you cannot annuitize before your Contract’s fifth anniversary.

3.	Purchase

You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

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4.	Investment Choices

You can allocate your Premium Payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation period. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Contract year and to impose restrictions and limitations on transfers.

5.	Expenses

We do not take any deductions for sales charges from purchase payments at the time you buy the Contract. You generally invest the full amount of each purchase payment in one or more of the investment choices.

During the accumulation period and the income phase (if you elect a variable annuity payment option), we deduct a daily mortality and expense risk charge of 1.40% each year from the money you have invested in the subaccounts. We intend to reduce this charge to 1.25% annually (during the accumulation period) after the first seven Contract years, although we do not guarantee that we will do so.

During the accumulation period, we deduct an annual Contract charge of $35 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if the total purchase payments, minus all partial withdrawals equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

We impose a $25 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial withdrawal or surrender your Contract completely, we will deduct a withdrawal charge for purchase payments withdrawn within seven years after we receive a purchase payment. This charge is 8% of amount that must be withdrawn if the partial withdrawal occurs within 12 months or less of our receipt of the purchase payment, and then declines gradually to 7% - 13 through 24 months; 6% - 25 through 36 months; 5% - 37 through 48 months; 4% - 49 through 60 months; 3% - 61 through 72 months; 2% - 73 through 84 months; and no withdrawal charge - 85 months or more. In addition, we will deduct a charge for special services, such as overnight delivery.

When we calculate withdrawal charges, we treat partial withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth. For the first partial withdrawal you make in any Contract year, we will waive that portion of the withdrawal charge that is based on the first 10% of your Contract’s annuity value at the time of the partial withdrawal. Amounts of the first partial withdrawal in excess of the first 10% of your Contract’s annuity value and all subsequent partial withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. The 10% “waiver” does not apply to a complete surrender. We waive this charge under certain circumstances. See Section 5. Expenses – Withdrawal Charge for how we calculate withdrawal charges and waivers.

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The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information. See Section 10. Other Information - Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6.	Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified Contract during the accumulation period, earnings come out first and are taxed as ordinary income. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the amount you must report as taxable income.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7.	Access to Your Money

You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $5,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited by law or regulation or the terms of the plan. Other restrictions and withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial withdrawals will reduce your cash value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce the death benefit by more than the amount withdrawn.

You should carefully consider whether a withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of withdrawals (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

8.	Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. Past performance does not guarantee future results.

9.	Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your surviving spouse continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds (described below) as of the death report day and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the joint owner or sole beneficiary, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

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If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greatest of:

•	the annuity value of your Contract on the death report day:

•	the total purchase payments you make to the Contract, reduced by any partial withdrawals;

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if the annuitant dies on or after the seventh Contract anniversary but before the annuitant’s 80th birthday, the annuity value of your Contract on the seventh Contract anniversary, reduced by any partial withdrawals after the seventh Contract anniversary; or

•	the highest annuity value of your Contract on any Contract anniversary between your Contract date (as shown on your Contract schedule page) and the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

The highest annuity value will be increased by purchase payments made, and decreased by adjusted partial withdrawals taken, since the Contract anniversary with the highest annuity value.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

10.	Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it, or whatever longer time may be required by state law. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office in good order. We will pay the refund within 7 days after we receive your original signature written notice of cancellation and the returned Contract. A faxed version or a copy of the written notice of cancellation will not be sufficient for us to pay a refund. The Contract will then be deemed void.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, because the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•

Reduced Minimum Initial Purchase Payment (for nonqualified Contracts): You may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

•

Systematic Partial Withdrawals: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial withdrawals monthly, quarterly, semi-annually or annually without paying withdrawal charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

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•

Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Transamerica Money Market VP subaccount or Transamerica JPMorgan Core Bond VP subaccount to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•

Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•

Telephone, Fax and Internet Transactions: You may make transfers, partial withdrawals and/or change the allocation of additional purchase payments by telephone or fax. You may also make transfers and change premium payment allocations involving subaccounts through our website – www.westernreserve.com. Internet transactions are not available for transfers and changes in premium payment allocation involving the fixed account. Transfer orders made in writing, by telephone, by facsimile, or via the Internet must be received before the close of our business day, which is the same as when the NYSE closes, usually 4:00 p.m. Eastern Time. Transfer orders received in good order at our administrative office before the NYSE closes are priced using the subaccount accumulation unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time). If we receive a transfer order at our administrative office after the NYSE closes for normal trading, we will process the order using the subaccount accumulation unit value determined at the close of the next regular business session of the NYSE.

•

Nursing Care Facility Waiver: If you are confined to a nursing care facility, you may take partial withdrawals or surrender your Contract completely without paying the withdrawal charge, under certain circumstances.

•

Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Section 7. Access to Your Money - Contract Loans for Certain Qualified Contracts for details.

•	Guaranteed Minimum Death Benefit Features:

•

Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

•

Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as a joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate the death benefit so that it is based on the age of such beneficiary.

•

Multiple Beneficiaries: If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider or feature described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial withdrawals, dollar cost averaging and asset rebalancing.

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A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time).

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights and issue age limitations. Please note that this prospectus describes the material rights and obligations of a contract owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this prospectus.

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract.

11.	Inquiries

If you need additional information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time)

You may check your Contract at www.westernreserve.com. We cannot guarantee that you will be able to access this site.

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

Please send all premium payments, loan repayments, correspondence and notices to the mailing address.

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ANNUITY CONTRACT FEE TABLE(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or fully surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account. State Premium Taxes may also apply.

Owner Transaction Expenses

Sales Load on Purchase Payments	None
Maximum Withdrawal Charge (as a % of purchase payments)(2)(3)(4)	8%
Transfer Charge(5)	$25 after 12 per year
Loan Processing Fee(6)	$30 per loan
Change in Purchase Payment Allocation Fee(7)	$25 after 1 per Contract quarter
Special Service Fee	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Annual Contract Charge(3)(8)	$35 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)(9)
Mortality and Expense Risk Charge Administrative Charge Total Separate Account Annual Expenses	1.40% None 1.40%

The next table shows the lowest and highest total operating expenses charged by the portfolios for the fiscal year ended December 31, 2010. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses(10)(11)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.40%	2.05%

The following Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges, and highest Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example(12)	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period.	$1,083	$1,637	$2,201	$3,762
If you annuitize* or remain invested in the Contract at the end of the applicable time period.	$351	$1,070	$1,810	$3,762

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

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Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contracts.”

(1)	The Fee Table applies only to the accumulation period. During the income phase, the fees may be different than those described in the fee table. See Section 5, Expenses.

(2)	The withdrawal charge decreases based on the number of months since each purchase payment was made, from 8% in the year in which the purchase payment was made to 0% in the 85th month after the purchase payment was made. To calculate withdrawal charges, the first purchase payment made is considered to come out first. This charge is waived under certain circumstances.

(3)	We may reduce or waive the withdrawal charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(4)	We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.

(5)	There is no charge for transfers from the fixed account, however, they will be counted toward the 12 free transfers allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(6)	Loans are available only for certain qualified Contracts. The loan processing fee is not applicable in all states.

(7)	If, in any Contract quarter during the accumulation period, you change the way that you allocate your purchase payments more than once, we reserve the right to impose a $25 charge for the second and each additional change in allocation that you make during that Contract quarter. If we impose this charge in the future, we will deduct the charge from the subaccounts on a pro rata basis.

(8)	We currently waive this charge if either the annuity value, or the total purchase payments, minus all partial withdrawals, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

(9)	This charge applies to each subaccount. It does not apply to the fixed account. This charge applies during the accumulation period; it also applies during the income phase if you elect variable annuity income payments. We intend to reduce this charge to 1.25% after the first seven Contract years, but we do not guarantee that we will do so. If we reduce this charge during the accumulation period, we will restore it to 1.40% in the income phase.

(10)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s), their investment advisors or managers. Western Reserve cannot independently verify the accuracy or completeness of such information. The expenses shown are those incurred for the year ended December 31, 2010. Current or future expenses may be greater or less than those shown. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

(11)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the TST fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the information received from the TST fund on the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2010.

(12)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $35 is reflected as an annual charge of 0.07% that is determined by dividing the total Contract charges collected during 2010 by total average net assets attributable to the Contract during 2010. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

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1.	THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Wealth Creator® variable annuity contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

2.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 90th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

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Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

Annuity Payment Options Under the Contract

The Contract provides several annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $100, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will generally depend on the following:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts; and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 1.40% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily mortality and expense risk charge of 1.40% from your subaccount assets.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A – Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

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Payment Option B – Life Income: Fixed Payments.

•	No Period Certain: We will make level payments only during the annuitant’s lifetime;

•	10 Years Certain: We will make level payments for the longer of the annuitant’s lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds: We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C – Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D – Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain: We will make variable payments only during the annuitant’s lifetime; or

•	10 Years Certain: We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

Payment Option E – Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

If your Contract is a qualified contract, payment option A may not satisfy minimum required distribution rules. Consult a tax advisor before electing that payment option.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

Then:

•	we may make only one annuity payment and there will be no death benefit payable.

If:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3.	PURCHASE

Contract Issue Requirements

We will not issue a Contract unless:

•	we receive the information we need to issue the Contract at our administrative office in good order;

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•	we receive a minimum initial purchase payment (except for 403(b) Contracts); and

•	you (annuitant and any joint owner) are age 85 or younger.

We may reject any application or purchase payments for any reason permitted by law.

Purchase Payments

You should make checks or drafts for purchase payments payable only to “Western Reserve Life” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to “Western Reserve Life”, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or a transfer from other financial institutions. Any third party checks not accepted by the company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Purchase Requirements

The initial purchase payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs, the minimum initial purchase payment is $1,000, and for qualified Contracts other than traditional or Roth IRAs, the minimum initial purchase payment is $50.

We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office in good order. If we are unable to credit your initial purchase payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us (or your agent) to keep it and to credit it as soon as we receive all necessary application information.

The date on which we credit your initial purchase payment to your Contract is generally the Contract date. If the date we credit your premium to the contract falls on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and purchase payments to our administrative office in a timely manner.

If you wish to make purchase payments by bank wire, please contact us at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time).

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can generally make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial purchase payment and $1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office in good order. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

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Maximum Total Purchase Payments

We reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for all contracts with the same owner or same annuitant issued by us or an affiliate.

Allocation of Purchase Payments

On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

You may change allocations for future additional purchase payments by writing or by telephoning the administrative office or by visiting our website – www.westernreserve.com, subject to the limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. The allocation change will apply to purchase payments received after the date we receive the change request at our administrative office in good order. We reserve the right to impose a $25 charge each time you change your allocation of purchase payments among the subaccounts and the fixed account more than once each Contract quarter.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it (or longer if required by state law). In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of regular trading on each business day and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, or any withdrawal charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

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4.	INVESTMENT CHOICES

The Separate Account

Currently the following underlying fund portfolios are offered through this Contract.

ACCESS ONE TRUST(1)

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

PROFUNDS(1)

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraNASDAQ-100(2)

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by AEGON USA Investment Management, LLC

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

Transamerica Foxhall Global Commodities & Hard Asset VP(2)

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

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TRANSAMERICA SERIES TRUST – INITIAL CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC

Transamerica AEGON High Yield Bond VP

Transamerica AEGON Money Market VP(3)

Transamerica AEGON U.S. Government Securities VP(4)

Subadvised by AllianceBernstein L.P.(5)

Transamerica AllianceBernstein Dynamic Allocation VP(5)

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, LLC

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Tactical Allocation VP(6)

Subadvised by J.P. Morgan Investment Management Inc. and BlackRock Financial Management Inc.

Transamerica Multi-Managed Balanced VP(7)

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Capital Growth VP(8)

Transamerica Morgan Stanley Growth Opportunities VP(9)

Transamerica Morgan Stanley Mid-Cap Growth VP(10)

Subadvised by Morgan Stanley Investment Management Inc. And Invesco Advisors Inc.(11)

Transamerica Multi Managed Large Cap Core VP(11)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by Systematic Financial Management L.P.

Transamerica Systematic Small/Mid Cap Value VP(12)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Equity VP(13)

Transamerica WMC Diversified Growth VP

(1)	The Access and ProFunds portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.
(2)	Effective on or about May 1, 2011, formerly known as Transamerica Foxhall Global Hard Assets VP.
(3)	Effective on or about March 31, 2011 (pending shareholder approval), formerly known as Transamerica Money Market VP and formerly subadvised by Transamerica Investment Management, LLC.
(4)	Effective on or about March 31, 2011 (pending shareholder approval), formerly known as Transamerica U.S. Government Securities VP and formerly subadvised by Transamerica Investment Management, LLC.
(5)	Effective on or about August 16, 2010, formerly Transamerica Convertible Securities VP and formerly subadvised by Transamerica Investment Management, LLC.

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(6)	Effective on or about May 1, 2011, formerly Transamerica Federated Market Opportunity VP and formerly subadvised Federated Equity Management Company of Pennsylvania.
(7)	Effective on or about March 31, 2011, formerly known as Transamerica Balanced VP and formerly subadvised by Transamerica Investment Management, LLC.
(8)	Effective on or about March 31, 2011, formerly known as Transamerica Focus VP and formerly subadvised by Transamerica Investment Management, LLC.
(9)	Effective march 31, 2011, formerly known as Transamerica Growth Opportunities VP and formerly subadvised by Transamerica Investment Management, LLC.
(10)	Effective on or about June 1, 2010, formerly subadvised by Van Kampen Asset Management.
(11)	Effective on or about June 1, 2010, Invesco Advisors Inc. has been added as a subadvisor for Transamerica Multi Managed Large Cap Core VP.
(12)	Effective on or about March 31, 2011, formerly known as Transamerica Small/Mid Cap Value VP and formerly subadvised by Transamerica Investment Management, LLC.
(13)	Effective on or about March 31, 2011, formerly known as Transamerica Diversified Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts are only available to owners that held an investment in the subaccounts on May 1, 2003.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Opportunities Portfolio

The following subaccount closed to new investment as of December 12, 2005.

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Mid Cap Value VP

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

Please contact us at 1-800-851-9777 (Monday – Friday 8:30 a.m.– 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted

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significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by Transamerica Asset Management, Inc. (“TAM”), our directly owned subsidiary.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing owners or new Contract owners at any time, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant. In the event any subaccount is eliminated, Western Reserve will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, Western Reserve may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the

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Transamerica Money Market VP Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Western Reserve will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

The Fixed Account

Purchase payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act.

Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 3% per year.

Any money you allocate or transfer to the fixed account will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer, or if we consent to a partial withdrawal from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once during each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial withdrawals from the fixed account unless we consent.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Currently, we allow you to transfer up to 100% of the amount in the fixed account. However, we reserve the right to require that you comply with one or more of the following:

•	That you only make one transfer per Contract year. This restriction does not apply to dollar cost averaging;

•	That you request transfers from the fixed account in writing;

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•	That you only make transfers from the fixed account during the 30 days following each contract anniversary; and

•	That you limit the maximum amount you transfer from the fixed account to the greater of:

•	25% of the amount in the fixed account; or

•	the amount you transferred from the fixed account in the immediately prior Contract year.

Before effecting any of these requirements, we will notify you in writing, and they will apply uniformly to all Owners.

Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive written notice of your request for the transfer. Transfers from the fixed account are not available through our Internet website.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to once per Contract year.

The fixed account may not be available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone, fax or Internet, subject to limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. We consider all transfers made in any one day to be a single transfer.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $25 for each additional transfer you make during that year. There is no charge for transfers from the fixed account, however, they will be counted toward the 12 free transfers allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office in good order before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

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(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by standard U.S. Postal Service first class mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

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Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor Contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, Contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance

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products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds or Access subaccounts. Because the above restrictions do not apply to the ProFunds or Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the Transamerica Money Market VP subaccount, the Transamerica JPMorgan Core Bond VP subaccount, or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

You may request dollar cost averaging at any time. A dollar cost averaging program will begin once we have received at our mailing address in good order all necessary information and the minimum required amount. There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging. (Please note, a Dollar Cost Averaging Program will not begin on the 29th, 30th, or 31st of the month. If a program would have started on one of these dates, it will start on the 1st business day of the following month.)

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Dollar Cost averaging will terminate if (i) we receive (at our mailing office or by phone) from you or your authorized registered representative a request to cancel your participation, or (ii) the value in the account from which we make the transfers is depleted.

If we receive additional premium payments after a Dollar Cost Averaging program is completed; the additional premium will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. New Dollar Cost Averaging instructions will be required to Dollar Cost Average this additional premium.

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Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, you must submit a completed request form, signed by the owner to our mailing address. To end participation in asset rebalancing, you or your authorized registered representative may call or write to our mailing office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging program or systematic partial withdrawal program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer or if we receive your request to discontinue participation at our administrative office. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

If you request the Asset Rebalancing program, we will change your future payment allocation to match the subaccounts in your Asset Rebalancing Program.

To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial purchase payment of $5,000 for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone, Fax and Internet Transactions

You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephone partial surrenders are not allowed in the following situations:

•	for qualified Contracts (except IRA, Roth IRA, SEP, SIMPLE);

•	if the amount you want to withdraw is $50,000 and over; or

•	if the address of record has been changed within the past 15 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial withdrawals for you. If you do not want the ability to make transfers or partial withdrawals by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial withdrawals by calling our toll-free number: 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. Telephone transfers for contracts owned by trusts will only be allowed if a current trust certification form with a signature guarantee is on file at our administrative office. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

Telephone, fax and Internet orders must be received at our administrative office while the New York Stock Exchange is open for regular trading to receive same-day pricing. Orders received in good order at our office after of the New York Stock Exchange will receive the price computed at the end of the next business day.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

Please use the following fax numbers for the following types of transactions:

•

To request a transfer, please fax your request to us at 877-355-4385. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•	To request a partial withdrawal, please fax your request to us at 877-355-4385. We will not be responsible for

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same-day processing of partial withdrawals if you fax your partial withdrawal request to a number other than this fax number.

You may make transfers and change premium allocations through our website – www.westernreserve.com.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone, fax or Internet transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue the availability of telephone, fax or Internet transactions at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Contract.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Contract. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Contract is in addition to the fees and expenses that apply under your Contract.

•	If you make withdrawals from your Contract value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

5.	EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services

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and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.40% of the average daily net assets that you have invested in each subaccount. We intend to reduce this charge to 1.25% (during the accumulation period) after the first seven Contract years, although we do not guarantee that we will do so. This charge is deducted daily from the subaccounts during the accumulation period. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if these charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Annual Contract Charge

We deduct an annual Contract charge of $35 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract. We currently waive this charge if the total purchase payments, minus all partial withdrawals, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

Transfer Charge

You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $25 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account, however, they will be counted towards the 12 free allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Change in Purchase Payment Allocation Fee

During the accumulation period, you may allocate a percentage of your purchase payments to one or more subaccounts, the fixed account, or a combination of both. If, in any Contract quarter, you change the way you allocate your purchase payments more than once, we reserve the right to impose a $25 charge for the second and each additional change in allocation you make during that Contract quarter. If in the future we impose this charge, we will deduct the charge from the subaccounts on a pro rata basis.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct

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the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial withdrawal; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Withdrawal Charge

During the accumulation period, except under certain qualified Contracts, you may withdraw part or all of the Contract's annuity value. We impose a withdrawal charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial withdrawal or complete surrender.

If you take a partial withdrawal or if you surrender your Contract completely, we will deduct a withdrawal charge of up to 8% of purchase payments withdrawn within seven years after we receive a purchase payment. We calculate the withdrawal charge on the full amount we must withdraw from your annuity value in order to pay the withdrawal amount, including the withdrawal charge. To calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth.

For the first withdrawal you make in any Contract year, we waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge.

We will deduct the full withdrawal charge if you surrender your Contract completely; the 10% waiver will not apply to complete surrenders. We do not assess withdrawal charges when you annuitize or for systematic partial withdrawals. We waive the withdrawal charge under certain circumstances (see below).

The following schedule shows the withdrawal charges that apply during the seven years following each purchase payment:

Number of Months Since Purchase Payment Date	Withdrawal Charge
12 or less	8%
13 through 24	7%
25 through 36	6%
37 through 48	5%
49 through 60	4%
61 through 72	3%
73 through 84	2%
85 or more	0%

For example, assume your Contract's annuity value is $100,000 at the end of the 13th month since your initial purchase payment and you withdraw $30,000 as your first withdrawal of the Contract year. Because the $30,000 is more than 10% of your Contract's annuity value ($10,000), you would pay a withdrawal charge of $1,505.37 on the remaining $20,000 (7% of $21,505.37, which is $20,000 plus the $1,505.37 withdrawal charge).

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On a complete surrender, we deduct withdrawal charges on the amount of purchase payments paid that are subject to the withdrawal charge. For example, assume your initial purchase payment was $100,000, you have taken no partial withdrawals that Contract year, your annuity value is $106,000 in the 13th month and you request a complete surrender. You would pay a withdrawal charge of $7,000 on the $100,000 purchase payment, (7% of $100,000). Likewise, if there was a market loss and you requested a complete surrender (annuity value is $80,000), you would pay a withdrawal charge of $7,000 (7% of $100,000).

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Systematic Partial Withdrawals. During any Contract year, you may make systematic partial withdrawals on a monthly, quarterly, semi-annual or annual basis without paying withdrawal charges. Systematic partial withdrawals must be at least $200 ($50 if by direct deposit). The amount of the systematic partial withdrawal may not exceed 10% of the annuity value at the time the withdrawal is made, divided by the number of withdrawals made per calendar year. We reserve the right to discontinue systematic partial withdrawals if any withdrawal would reduce your annuity value below $5,000.

You may elect to begin or discontinue systematic partial withdrawals at any time. However, we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. (Additional limitations apply. See Section 7. Access to Your Money - Systematic Partial Withdrawals.)

Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the withdrawal charge, provided:

•	you (or any joint owner) have been confined to a nursing care facility for 30 consecutive days or longer;

•	your confinement began after the Contract date; and

•	you provide us with written evidence of your confinement within two months after your confinement ends.

We will waive the withdrawal charge under this waiver only for partial withdrawals and complete surrenders made during your confinement or within two months after your confinement ends.

There is no restriction on the maximum amount you may withdraw under this benefit.

This waiver is not available in all states.

NIMCRUT Contracts. The Contract may be utilized to fund a Net Income Makeup Charitable Remainder Unitrust (NIMCRUT). If an owner of a NIMCRUT takes a partial withdrawal from a NIMCRUT Contract, we will deduct the withdrawal charge. However, once each calendar quarter, the NIMCRUT owner may withdraw from the NIMCRUT Contract, without paying a withdrawal charge, any portion of the annuity value that is greater than the total purchase payments made.

If the NIMCRUT owner surrenders the Contract completely within the withdrawal charge period, we will deduct the withdrawal charge as specified above. The withdrawal charge will be applied to total purchase payments made, less any previous withdrawals on which you paid withdrawal charges.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the fund prospectuses.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur

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in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular Contract, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and/or our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your Contract.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the contracts and directly or indirectly receives some or all of the 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable annuity products are then credited to us as an administrative expense. These fees range from 0.00% to 0.25% of the average daily assets of those underlying fund portfolios that are attributable to the Contracts and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Service Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis. Please note: Some of the underlying funds listed in the following chart may not currently be available under your Contract.:

Incoming Payments to Western Reserve and/or TCI
Fund	Maximum Fee % of assets(1)
Access One Trust	0.50%
Transamerica Series Trust(TST)(2)	0.25%
ProFunds	0.50%
Fidelity® Variable Insurance Products Fund(3)	0.35%

(1)

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the contractholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2010 we received $17,133,733 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(3)	Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

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•

Other payments. We and our affiliates, including TCI, Transamerica Financial Advisors, Inc. (“TFA”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees;

•	may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives;

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to assist with their promotional efforts; and

•

may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2010, TCI, or its affiliates, received total revenue sharing payments in the amount of $1,769,559.07 from the following Fund managers and/or sub-advisers to participate in TCI’s events: AllianceBernstein Investments, American Funds, BlackRock Investment Management, BNY Mellon, Federated Equity Management Co, of PA, Fidelity Investments, Foxhall Capital Management, Franklin Templeton Investments, GE Asset Management, Hanlon Investment Management, Inc., ING Clarion Real Estate Securities, Invesco Aim, Janus Capital, Jennison Associates, JPMorgan Investment Management, Loomis, Sayles & Company, MFS Investment Management, Neuberger Berman Management, OppenheimerFunds, Pacific Investment Management Company, PUTNAM, Schroder Investment Management North America, Transamerica Investment Management, Van Kampen Investments, Vanguard and Wellington Management Company.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of the Contracts” in this prospectus.

6.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity Contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g.,

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corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract-qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a partial withdrawal, surrender, or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, 457 plan, or a pension or profit sharing plan, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the Contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) Contracts. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) Contract comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

Optional death benefit features in some cases may exceed the greater of the premium payments or the contract value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements. The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract. Other restrictions may apply including terms of the plan in which you participate.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

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Partial Withdrawals and Surrenders-Qualified Contracts Generally

In the case of a withdrawal under a qualified contract, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts partially withdrawn or surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the Contract. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Partial Withdrawals and Surrenders-403(b) Contracts

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only partially withdraw or surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

For Contracts issued after 2009, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Partial Withdrawals and Surrenders-Nonqualified Contracts

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that partial withdrawal or surrender as first coming from earnings and then from your premium payments. When you make a partial withdrawal or surrender you are taxed on the amount of the partial withdrawal or surrender that is earnings.

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If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals or portions thereof that were not taxable). In general loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that partially withdrawn or surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some partial withdrawals and surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

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Partial Annuitizations

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payment for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payment instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to payment option, we will treat those payments as withdrawals for tax purposes.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, the exchange of a contract and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Contract will not be available to such partners or same-sex marriage spouses. Please consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of you beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

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Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

7.	ACCESS TO YOUR MONEY

Partial Withdrawals and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract by making either a partial withdrawal or complete surrender.

If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract minus:

•	any withdrawal charges;

•	any premium taxes;

•	any unpaid accrued interest;

•	any loans; and

•	the annual Contract charge

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our mailing address in good order, unless you specify a later date in your request. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

No partial withdrawal is permitted if the withdrawal would reduce the cash value below $5,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the annuity value.

Remember that any partial withdrawal you make will reduce the annuity value and also may have a negative impact on certain benefits and guarantees of your Contract. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.

We must receive at our mailing address in good order a properly completed surrender (partial or full) request by mail or fax. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by telephone is under $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time).

Signature Guarantees

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee or Notary Public Stamp as required by us) for the following transaction requests:

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•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that Contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity contract for another with the same owner in a “tax free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file.

•	Any other transaction where we require.

We may change the specific requirements listed above, or add Signature Guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion Signature Guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion Signature Guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee when required.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, loans or on the death of an owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances.

In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market Fund VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Transamerica AEGON Money Market Fund VP portfolio until the portfolio is liquidated.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law or by regulation, we may be required to reject a purchase. We may be required to provide additional information about you or your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.

Systematic Partial Withdrawals

During the accumulation period, you can elect to receive regular payments from your Contract without paying withdrawal charges by using systematic partial withdrawals. Unless you specify otherwise, we will deduct

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systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial withdrawal. You can partially withdraw up to 10% of your annuity value annually (or up to 10% of your initial purchase payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial withdrawal if the annuity value for the entire Contract would be reduced below $5,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.

You can take systematic partial withdrawals during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial withdrawal payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period after the right to cancel period has expired when the Contract is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year). If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. No additional loans will be allowed if there is a defaulted loan. There can be no more than two outstanding loans at any given time.

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•

$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.

Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with

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your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceed the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force; and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus any unpaid accrued interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial withdrawal or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in substantially level quarterly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

Please Note: Once established, you cannot change the due date or payment method.

An extended repayment period cannot go beyond the year you turn 70 1/2.

If:

•	a repayment is not received within 31 days from the original due date;

Then:

•

under federal tax law you will be treated as having a deemed distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will be assessed.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

You may fax your loan request to us at 866-671-9215.

The loan date is the date we process the loan request. We impose a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans made to one per Contract year.

Contract loans may not be available in all states.

8.	PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of non-standard performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the annual Contract charge and the withdrawal charge. These figures are based on the actual historical performance of the

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subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the withdrawal charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

The TST fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the TST fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call these funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

9.	DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of the deceased owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Alternate Payment Elections Before the Maturity Date below for details.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a Contract, upon receipt at our mailing address of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the Contract owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant but before receiving due proof of death. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as follows :

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Person Who Dies Before Maturity Date	Benefit
If an owner and the annuitant ARE NOT the same person and that person dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(5) and, in some cases, reset the death benefit. (4) If the surviving spouse is the joint owner and the Contract continues (or if the surviving spouse is sole beneficiary and elects to continue the Contract), then the annuity value is adjusted to equal the death benefit proceeds and the death benefit is reset.(3)

If the surviving spouse who continued the Contract dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) otherwise to the estate of the surviving spouse.

If an owner and an annuitant ARE NOT the same person, and an annuitant dies first:	Then, an owner becomes the annuitant and the Contract continues. In the event of joint owners, the younger joint owner will automatically become the new annuitant and the Contract will continue.

If an owner and an annuitant are NOT the same person, and an owner dies first:	Then, we pay the cash value to the beneficiary(1)(5)(7)(8), or if the sole beneficiary is the surviving spouse, the Contract continues. (6) In the event of joint owners, the surviving joint owner becomes the sole owner and the Contract will continue. If the Contract continues, we will not adjust the annuity value to equal the death benefit proceeds.

(1)	The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.
(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to an owner’s estate. If the sole beneficiary was living on an owner’s date of death, but died before the death report day, the death benefit is paid to an owner’s estate, not to the beneficiary’s estate.
(3)

If the sole beneficiary is the deceased owner/annuitant’s surviving spouse, then the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Likewise, if the joint owner is the deceased owner’s surviving spouse, the Contract will continue in force with the surviving spouse as the new owner and annuitant. In either case, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We also will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, the phrase “the annuitant’s 80th birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner.

(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.
(5)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.
(6)	If the sole beneficiary is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.
(7)	If any beneficiary is alive, but is not the deceased owner’s spouse at the time of the deceased owner’s death, then the beneficiary must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.
(8)	If no beneficiary is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

Different rules apply if an owner or a beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

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After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase). Not all payment options provide for a death benefit.

If any owner dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Amount of Death Benefit Before the Maturity Date

Death benefit provisions may differ from state to state. The death benefit may be paid (i) as a lump sum, (ii) as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or (iii) as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the death benefit proceeds will be the greatest of the following:

•	the annuity value of your Contract on the death report day;

•	the total purchase payments you make to the Contract, reduced by any partial withdrawals;

•

if the annuitant dies after the seventh Contract year but prior to the annuitant’s 80th birthday, the annuity value of your Contract on the seventh Contract anniversary, reduced by any partial withdrawals after the seventh Contract year; or

•	the highest annuity value of your Contract on any Contract anniversary between your Contract date (as shown on your Contract schedule page) and the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken following the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:

(a)	is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and

(b)	is the amount of the partial withdrawal.

The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due.

The death benefit proceeds are not payable after the maturity date.

Guaranteed Minimum Death Benefit Features

Additional Benefits with Spousal Continuation. If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

Additional Death Benefit on Beneficiary’s Death. If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

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Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of an owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specified number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of an owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Different rules may apply if the Contract is a qualified Contract.

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the annuitant’s 80th birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of an owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

10.	OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights and privileges under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change an owner at any time by notifying us in writing at our mailing address in good order. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if either annuity payment Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

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Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the sole beneficiary is not an owner’s spouse and there is no joint owner, the beneficiary will receive the cash value. You may change beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our mailing address in good order and, if accepted, will be effective as of the date on which the request was signed by an owner. Before the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Contract until we have received them in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; the Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Contract Owners (exactly as registered on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Assignment

You can also generally assign the Contract any time before the maturity date. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was initially incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. All obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of Western Reserve.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the contracts.

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Financial Condition of the Company

We pay the benefits under your Contract from our general account assets and/or from your annuity value held in the separate account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your Contract value that is allocated to the Subaccounts of the Separate Account. Your Contract value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a Contract that exceed Contract value, such as those associated with any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected Contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investements.

How to Obtain More Information. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance – as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our administrative office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

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The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old contract, and there will be a new withdrawal charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

To the extent required by law, Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. Accordingly, it is possible for a small number of contract owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large Contract values. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

Distribution of the Contracts

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, TCI, for the distribution and sale of the Contracts. We pay commissions to TCI which are passed through to selling firms (see below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our Contracts which is not passed through to the selling firms and reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Contracts.

Compensation to Broker-Dealers Selling the Contracts. The Contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Contracts. We pay commissions through TCI to the selling firms for their sales of the Contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Contracts, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

The selling firms who have selling agreements with TCI and us are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on

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the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by rules of the Financial Industry Regulatory Authority (“FINRA”), Western Reserve, TFA, WGS and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements which may be referred to as revenue sharing arrangements, are described further below.

The sales representative who sells you the Contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are TFA and WGS, both affiliates, who sell Western Reserve products.

Western Reserve covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems that are provided directly to TFA. These facilities and services are necessary for TFA’s administration and operation, and Western Reserve is compensated by TFA for these expenses based on TFA’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the Contract.

TFA pays its branch managers a portion of the commissions received from Western Reserve for the sale of the Contracts. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with TFA’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at TFA and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with TFA’s or WGS’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Contracts by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash or non-cash benefits, and may provide such persons with special incentive to sell our Contracts. For example, TFA’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by TFA’s representatives may be matched by TFA.

52

TFA’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We, TCI and/or our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Contracts or other criteria. For instance, Western Reserve made flat fee payments to selling firms with payments ranging from $0.00 to $2,907.57 in 2010 for the sales of the Western Reserve’s insurance products.

During 2010, we had “preferred product” arrangements with TFA, WGS, and Harbour Investments, Inc. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid During 2010
Harbour Investments, Inc.	$2,907.57

No specific charge is assessed directly to Contract owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Contracts.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments

53

have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms

The Contract - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

Administration

Records and Reports

Distribution of the Contracts

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Inquiries and requests for an SAI should be directed to:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time)

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

54

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for several variable annuity contracts issued by Western Reserve within each subaccount class.

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	13.311 10.779 13.867 13.219 12.507 11.808 10.915 9.005 10.000	$ $ $ $ $ $ $ $ $	14.300 13.311 10.779 13.867 13.219 12.507 11.808 10.915 9.005	3,861,273 4,461,289 5,870,201 4,583,355 5,034,789 5,828,496 6,517,814 5,841,967 2,988,055

Transamerica Asset Allocation - Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	12.012 9.383 15.761 14.833 13.009 11.754 10.439 8.093 10.00	$ $ $ $ $ $ $ $ $	13.617 12.012 9.383 15.761 14.833 13.009 11.754 10.439 8.093	5,571,331 6,446,434 7,225,916 9,049,661 11,307,827 12,328,154 12,181,001 9,124,299 3,146,691

Transamerica Asset Allocation - Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	13.322 10.687 14.637 13.749 12.507 11.804 10.746 8.727 10.000	$ $ $ $ $ $ $ $ $	14.501 13.322 10.687 14.637 13.749 12.507 11.804 10.746 8.727	7,639,880 8,769,429 10,212,357 15,052,020 18,260,819 21,105,353 21,341,134 19,088,264 8,790,569

Transamerica Asset Allocation - Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	12.846 10.164 15.329 14.418 12.844 11.850 10.584 8.440 10.000	$ $ $ $ $ $ $ $ $	14.281 12.846 10.164 15.329 14.418 12.844 11.850 10.584 8.440	10,000,906 11,541,479 13,430,725 18,085,015 21,377,053 22,806,861 22,388,762 18,300,336 9,042,969

Transamerica International Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	8.923 6.976 11.075 10.343 10.000	$ $ $ $ $	9.724 8.923 6.976 11.075 10.343	476,182 464,982 474,118 618,174 226,525

Transamerica BlackRock Large Cap Value VP – Initial Class Subaccount Inception Date May 1, 1996	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	19.145 17.030 26.122 25.316 21.956 19.203 16.456 12.859 15.200 15.698 13.820	$ $ $ $ $ $ $ $ $ $ $	20.853 19.145 17.030 26.122 25.316 21.956 19.203 16.456 12.859 15.200 15.698	2,065,792 1,601,623 1,293,273 2,009,292 2,817,033 3,426,531 3,315,051 4,030,078 4,664,060 5,207,255 5,063,664

55

Subaccount	Year	1.40%
		Beginning AUV		Ending AUV		# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 1, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	21.652 16.456 28.960 31.479 22.436 20.050 15.304 11.434 11.192 10.220 7.996	$ $ $ $ $ $ $ $ $ $ $	24.698 21.652 16.456 28.960 31.479 22.436 20.050 15.304 11.434 11.192 10.220	925,531 1,068,476 1,207,167 1,901,925 3,458,947 3,840,201 4,420,244 4,388,984 4,593,344 2,405,050 1,056,274

Transamerica JPMorgan Tactical Allocation VP – Initial Class(1) Subaccount Inception Date March 1, 1994	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	29.357 28.569 30.345 30.919 30.512 29.480 27.375 21.886 21.982 19.267 15.127	$ $ $ $ $ $ $ $ $ $ $	28.919 29.357 28.569 30.345 30.919 30.512 29.480 27.375 21.886 21.982 19.267	1,402,094 1,711,900 2,073,807 2,885,299 4,516,150 6,378,008 7,819,718 8,687,045 9,403,118 7,937,435 3,892,691

Transamerica JPMorgan Core Bond VP – Initial Class Subaccount Inception Date December 03, 1992	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	22.730 21.033 20.200 19.154 18.691 18.528 17.976 17.480 16.119 15.125 13.832	$ $ $ $ $ $ $ $ $ $ $	24.263 22.730 21.033 20.200 19.154 18.691 18.528 17.976 17.480 16.119 15.125	1,412,094 1,710,872 1,765,933 2,194,678 3,026,024 4,408,034 5,799,745 7,789,081 11,128,051 9,620,928 5,244,630

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	10.630 8.318 13.463 13.060 11.485 11.257 10.283 8.087 10.000	$ $ $ $ $ $ $ $ $	12.074 10.630 8.318 13.463 13.060 11.485 11.257 10.283 8.087	442,788 227,794 264,483 331,154 440,597 658,214 745,971 443,924 293,155

Transamerica JPMorgan Mid Cap Value VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	14.699 11.791 17.814 17.567 15.194 14.115 12.493 9.640 11.201 11.825 10.620	$ $ $ $ $ $ $ $ $ $ $	17.829 14.699 11.791 17.814 17.567 15.194 14.115 12.493 9.640 11.201 11.825	596,704 701,730 858,282 1,237,756 1,797,202 2,807,754 3,071,429 3,200,782 3,204,752 1,873,567 902,381

Transamerica Morgan Stanley Capital Growth VP – Initial Class(2) Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	13.548 10.740 17.115 17.178 14.693 14.316 13.302 9.981 13.445 13.356 11.449	$ $ $ $ $ $ $ $ $ $ $	17.027 13.548 10.740 17.115 17.178 14.693 14.316 13.302 9.981 13.445 13.356	1,348,084 1,497,738 1,814,554 2,662,028 3,814,746 5,410,442 7,044,334 8,431,451 9,358,103 10,509,975 4,108,412

56

Subaccount	Year	1.40%
		Beginning AUV		Ending AUV		# Units
Transamerica AEGON High Yield Bond VP – Initial Class Subaccount Inception Date May 1, 2003	2010 2009 2008 2007 2006 2005 2004 2003	$ $ $ $ $ $ $ $	13.897 9.571 12.975 12.918 11.807 11.759 10.864 10.000	$ $ $ $ $ $ $ $	15.410 13.897 9.571 12.975 12.918 11.807 11.759 10.864	930,927 742,537 339,622 419,236 1,206,639 1,273,537 817,140 842,573

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date January 2, 1997	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	12.097 9.245 14.488 13.460 11.090 9.964 8.832 7.149 9.198 12.184 14.536	$ $ $ $ $ $ $ $ $ $ $	13.183 12.097 9.245 14.488 13.460 11.090 9.964 8.832 7.149 9.198 12.184	2,358,691 2,548,529 3,041,558 4,267,649 5,817,353 5,871,721 6,615,253 6,818,662 2,158,257 1,814,753 1,768,548

Transamerica Jennison Growth VP – Initial Class Subaccount Inception Date April 29, 2010	2010		$10.00		$10.527	921,901

Transamerica Multi Managed Large Cap Core VP – Initial Class Subaccount Inception Date April 30, 2009	2010 2009	$ $	13.148 10.00	$ $	15.452 13.148	402,885 433,065

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	13.706 11.977 12.494 11.629 11.316 11.214 10.883 10.521 10.000	$ $ $ $ $ $ $ $ $	14.489 13.706 11.977 12.494 11.629 11.316 11.214 10.883 10.521	2,359,182 2,485,476 2,062,063 1,671,402 2,105,599 2,788,432 2,996,383 3,564,020 3,222,374

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 3, 1999	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	12.326 9.011 14.334 13.262 12.982 11.902 10.936 7.899 11.026 12.385 13.719	$ $ $ $ $ $ $ $ $ $ $	16.341 12.326 9.011 14.334 13.262 12.982 11.902 10.936 7.899 11.026 12.385	953,175 974,497 967,390 1,359,753 1,852,828 4,035,090 3,799,997 3,555,552 2,382,626 1,973,947 1,163,345

Transamerica WMC Diversified Equity VP – Initial Class(3) Subaccount Inception Date December 3, 1992	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	30.272 23.921 43.066 37.895 32.349 30.524 28.380 23.350 32.011 42.074 51.748	$ $ $ $ $ $ $ $ $ $ $	34.884 30.272 23.921 43.066 37.895 32.349 30.524 28.380 23.350 32.011 42.074	1,728,497 1,738,163 2,061,169 2,637,987 3,763,011 5,455,744 7,460,349 8,803,516 11,483,393 15,750,810 20,629,370

Transamerica Third Avenue Value VP – Initial Class Subaccount Inception Date January 2, 1998	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	21.926 16.483 28.404 28.462 24.866 21.224 17.245 12.741 14.661 14.004 10.483	$ $ $ $ $ $ $ $ $ $ $	24.961 21.926 16.483 28.404 28.462 24.866 21.224 17.245 12.741 14.661 14.004	1,729,403 2,190,221 2,699,050 4,020,137 5,809,063 7,141,447 7,389,914 7,182,665 7,316,937 6,522,300 4,130,688

57

Subaccount	Year	1.40%
		Beginning AUV		Ending AUV		# Units
Transamerica Multi – Managed Balanced VP – Initial Class(4) Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	12.334 9.902 14.854 13.260 12.321 11.573 10.559 9.401 10.000	$ $ $ $ $ $ $ $ $	15.097 12.334 9.902 14.854 13.260 12.321 11.573 10.559 9.401	4,823,163 522,122 537,952 30,691 1,026,071 994,375 1,174,368 1,218,670 1,222,243

Transamerica AllianceBernstein Dynamic Allocation VP – Initial Class(5) Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	13.275 10.252 16.468 14.077 12.872 12.565 11.259 9.233 10.000	$ $ $ $ $ $ $ $ $	14.308 13.275 10.252 16.468 14.077 12.872 12.565 11.259 9.233	532,782 517,560 438,031 659,363 811,580 943,727 1,086,067 873,405 206,962

Transamerica WMC Diversified Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	12.041 9.450 17.749 15.478 14.437 12.563 11.001 8.502 10.000	$ $ $ $ $ $ $ $ $	13.990 12.041 9.450 17.749 15.478 14.437 12.563 11.001 8.502	9,505,462 10,992,395 12,811,288 16,561,548 25,851,207 13,672,577 17,089,942 2,829,041 1,701,104

Transamerica Morgan Stanley Growth Opportunities VP – Initial Class(6) Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	13.313 9.864 16.926 13.945 13.455 11.739 10.207 7.889 10.000	$ $ $ $ $ $ $ $ $	17.812 13.313 9.864 16.926 13.945 13.455 11.739 10.207 7.889	1,012,801 1,139,718 1,286,657 1,895,768 3,127,296 4,060,552 4,831,365 1,398,371 342,370

Transamerica AEGON Money Market VP – Initial Class(7) Subaccount Inception Date December 3, 1992	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	14.253 14.434 14.294 13.801 13.363 13.172 13.224 13.305 13.300 12.971 12.396	$ $ $ $ $ $ $ $ $ $ $	14.057 14.253 14.434 14.294 13.801 13.363 13.172 13.224 13.305 13.300 12.971	2,907,575 3,531,904 6,188,956 3,301,488 3,966,551 5,662,245 6,858,649 11,342,685 22,772,399 22,584,444 15,661,242

Transamerica Systematic Small/Mid Cap Value VP – Initial Class(8) Subaccount Inception date May 3, 2004	2010 2009 2008 2007 2006 2005 2004	$ $ $ $ $ $ $	15.069 10.670 18.297 14.874 12.777 11.409 10.000	$ $ $ $ $ $ $	19.381 15.069 10.670 18.297 14.874 12.777 11.409	942,081 1,110,207 1,095,409 1,160,433 1,052,520 1,124,332 338,560

Transamerica AEGON U.S. Government Securities VP – Initial Class(9) Subaccount Inception Date May 1, 2002	2010 2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $ $	12.666 12.294 11.579 11.072 10.872 10.784 10.588 10.430 10.000	$ $ $ $ $ $ $ $ $	13,041 12.666 12.294 11.579 11.072 10.872 10.784 10.588 10.430	823,656 755,206 1,216,630 344,790 404,997 529,899 581,204 834,983 1,091,530

58

Subaccount	Year	1.40%
		Beginning AUV		Ending AUV		# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class Subaccount Inception Date March 1, 1993	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	36.895 23.301 43.992 36.408 33.592 31.673 29.979 23.723 35.939 54.586 62.846	$ $ $ $ $ $ $ $ $ $ $	48.722 36.895 23.301 43.992 36.408 33.592 31.673 29.979 23.723 35.939 54.586	1,361,782 1,524,386 1,720,471 2,232,162 3,364,728 5,031,502 6,800,245 8,603,602 10,523,277 13,224,828 16,201,070

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	9.405 8.183 10.000	$ $ $	10.266 9.405 8.183	38,241 14,478 22

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2010 2009 2008	$ $ $	8.774 7.222 10.000	$ $ $	9.778 8.774 7.222	211,869 176,508 123,687

Transamerica Foxhall Emerging Markets/Pacific Rim VP Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.009 0.991	$ $	1.029 1.009	784,426 402,405

Transamerica Foxhall Global Conservative VP Subaccount Inception Date November 19, 2009	2010 2009	$ $	0.984 0.995	$ $	0.911 0.984	618,600 14,702

Transamerica Foxhall Global Growth VP Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.007 0.989	$ $	1.046 1.007	2,298,457 659,409

Transamerica Foxhall Global Commodities & Hard Asset VP(10) Subaccount Inception Date November 19, 2009	2010 2009	$ $	0.986 0.987	$ $	1.002 0.986	715,920 356,277

Transamerica Hanlon Balanced VP Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.021 0.998	$ $	0.972 1.021	1,135,156 236,826

Transamerica Hanlon Growth VP Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.021 0.996	$ $	1.000 1.021	601,088 118,129

Transamerica Hanlon Growth and Income VP Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.023 0.997	$ $	0.987 1.023	1,033,424 100,005

Transamerica Hanlon Managed Income VP Subaccount Inception Date November 19, 2009	2010 2009	$ $	1.004 1.000	$ $	0.991 1.004	6,256,255 1,871,327

ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	8.621 5.669 11.690 10.000	$ $ $ $	9.684 8.621 5.669 11.690	350,587 367,162 152,155 107,427

ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	8.532 5.328 11.123 10.000	$ $ $ $	10.914 8.532 5.328 11.123	353,919 359,687 154,700 217,332

ProFund VP Bull Subaccount Inception Date June 12, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	8.790 7.168 11.662 11.421 10.000	$ $ $ $ $	9.759 8.790 7.168 11.662 11.421	238,450 601,238 98,082 107,154 928,230

ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	7.991 6.194 9.154 10.000	$ $ $ $	9.566 7.991 6.194 9.154	71,315 9,284 5,266 0

ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	9.042 5.647 11.474 10.000	$ $ $ $	9.788 9.042 5.647 11.474	870,584 918,862 190,791 77,440

ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	7.415 5.684 10.293 10.000	$ $ $ $	7.506 7.415 5.684 10.293	21,321 37,500 66,270 254,070

ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	10.086 9.899 10.580 10.000	$ $ $ $	9.690 10.086 9.899 10.580	23,862 40,388 29,411 3,152

ProFund VP Financials Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	4.780 4.214 8.641 10.000	$ $ $ $	5.229 4.780 4.214 8.641	277,364 285,741 130,843 0

59

Subaccount	Year	1.40%
		Beginning AUV		Ending AUV		# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	6.809 5.539 10.103 10.000	$ $ $ $	7.239 6.809 5.539 10.103	343,554 342,327 40,395 3,519

ProFund VP Japan Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	5.793 5.324 9.126 10.000	$ $ $ $	5.340 5.793 5.324 9.126	2,299 8,895 3,558 0

ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	7.769 5.929 9.755 10.000	$ $ $ $	9.504 7.769 5.929 9.755	272,918 175,183 46,481 0

ProFund VP Money Market Subaccount Inception Date June 12, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	10.183 10.322 10.380 10.144 10.000	$ $ $ $ $	10.044 10.183 10.322 10.380 10.144	320,885 662,299 1,574,479 1,886,833 35,549

ProFund VP NASDAQ-100 Subaccount Inception Date June 12, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	11.244 7.500 13.223 11.400 10.000	$ $ $ $ $	13.111 11.244 7.500 13.223 11.400	114,383 161,621 60,116 82,710 240,507

ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	7.727 6.784 10.911 10.000	$ $ $ $	8.974 7.727 6.784 10.911	627,073 669,089 309,165 97,260

ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	9.147 7.935 9.996 10.000	$ $ $ $	9.064 9.147 7.935 9.996	56,601 58,483 94,868 0

ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	10.734 8.043 11.780 10.000	$ $ $ $	14.072 10.734 8.043 11.780	417,284 365,199 231,130 122,871

ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	5.436 10.747 8.242 10.000	$ $ $ $	4.373 5.436 10.747 8.242	72,257 23,920 65,279 0

ProFund VP Short International Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	9.214 13.402 9.831 10.000	$ $ $ $	7.752 9.214 13.402 9.831	21,465 51,747 90,765 0

ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	8.321 14.219 9.732 10.000	$ $ $ $	6.468 8.321 14.219 9.732	62,355 23,037 44,281 0

ProFund VP Short Small-Cap Subaccount Inception Date June 12, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	7.391 11.082 9.056 8.786 10.000	$ $ $ $ $	5.179 7.391 11.082 9.056 8.786	37,463 84,201 60,402 11,950 12,535

ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2010 2009 2008 2007 2006	$ $ $ $ $	8.565 6.889 10.814 11.224 10.000	$ $ $ $ $	10.540 8.565 6.889 10.814 11.224	194,854 129,744 114,859 88,292 520,447

ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	7.436 6.262 9.161 10.000	$ $ $ $	8.954 7.436 6.262 9.161	30,586 120,527 45,872 703

ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	6.530 6.170 9.541 10.000	$ $ $ $	7.450 6.530 6.170 9.541	161,026 24,989 25,813 50

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Subaccount	Year	1.40%
		Beginning AUV		Ending AUV		# Units
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	4.087 2.956 8.866 10.000	$ $ $ $	5.983 4.087 2.956 8.866	185,413 175,371 79,569 23,136

ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	10.618 15.979 10.819 10.000	$ $ $ $	11.531 10.618 15.979 10.819	70,573 55,121 140,797 72,279

ProFund VP Utilities Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	8.019 7.343 10.745 10.000	$ $ $ $	8.379 8.019 7.343 10.745	295,606 368,063 143,559 276,532

Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2010 2009 2008 2007	$ $ $ $	11.175 9.692 10.307 10.000	$ $ $ $	12.825 11.175 9.692 10.307	151,231 416,799 467,122 1,348

Fidelity VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	11.403 8.535 15.103 13.056 11.882 10.329 9.096 7.195 8.072 9.352 10.000	$ $ $ $ $ $ $ $ $ $ $	13.149 11.403 8.535 15.103 13.056 11.882 10.329 9.096 7.195 8.072 9.352	1,201,203 1,387,429 1,569,061 1,958,288 2,599,635 3,234,967 2,969,700 2,899,774 2,847,105 1,397,660 575,608

Fidelity VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	10.447 8.156 14.462 14.482 12.245 11.762 10.723 8.363 10.237 10.954 10.000	$ $ $ $ $ $ $ $ $ $ $	11.840 10.447 8.156 14.462 14.482 12.245 11.762 10.723 8.363 10.237 10.954	618,474 729,678 840,532 1,140,970 1,437,937 1,575,184 2,093,774 2,413,903 2,300,628 1,742,074 251,005

Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2010 2009 2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $ $ $	6.350 4.427 10.006 8.256 7.964 7.431 7.054 5.525 7.184 8.535 10.000	$ $ $ $ $ $ $ $ $ $ $	7.733 6.350 4.427 10.006 8.256 7.964 7.431 7.054 5.525 7.184 8.535	260,669 325,556 343,757 494,904 544,698 680,874 860,008 961,238 910,288 706,972 333,333

(1)	Formerly known as Transamerica Federated Market Opportunity VP.
(2)	Formerly known as Transamerica Focus VP.
(3)	Formerly known as Transamerica Diversified Equity VP.
(4)	Formerly known as Transamerica Balanced VP.
(5)	Formerly known as Transamerica Convertible Securities VP.
(6)	Formerly known as Transamerica Growth Opportunities VP.
(7)	Formerly known as Transamerica Money Market VP.
(8)	Formerly known as Transamerica Small/Mid Cap Value VP.
(9)	Formerly known as Transamerica U.S. Government Securities VP.
(10)	Formerly known as Transamerica Foxhall Global Hard Assets VP.

61

WRL FREEDOM WEALTH CREATOR®

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated May 1, 2011

to the

Prospectus dated May 1, 2011

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Wealth Creator® dated May 1, 2011

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM WEALTH CREATOR®

VARIABLE ANNUITY

Issued through

WRL SERIES ANNUITY ACCOUNT

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Wealth Creator® variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2011, by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. - 7:00 p.m. Eastern Time), by writing to Western Reserve, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2011

WRL00175-5/2011

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

Administrative office	Our administrative office phone number is 1-800-851-9777.

age	The issue age, which is annuitant’s age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person on whose life any annuity payments will be based.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any withdrawal charge, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months, and Contract anniversaries from the Contract date.

death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received due proof of death.

fixed account	An investment to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and a guaranteed minimum interest rate. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

In force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 90th birthday. For Contracts issued in conjunction with Net Income Makeup Charitable Remainder Unitrusts, the latest maturity date is the Contract anniversary nearest the annuitant’s 100th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

owner (you, your)	The person(s) entitled to exercise all rights and privileges under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

portfolio	A separate investment portfolio of a fund.

purchase payments/premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “purchase payment” or “premium” in this SAI, it has the same meaning as “net purchase payment” in the Contract, which means the purchase payment less any applicable premium taxes.

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qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

surrender	The termination of a Contract at the option of an owner.

valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT — GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner's spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice to our administrative office. The surviving joint owner will become the sole owner upon the other joint owner’s death. If the surviving joint owner dies before the annuitant, the surviving joint owner’s estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the cash value.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice at our administrative office. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a variable annuity payment option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity

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payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity payment option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable or Fixed Payment. The amount of the first variable or fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G and variable rates are based on a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2001	Actual Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

•	if no beneficiary is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the beneficiary is alive and is not the owner’s spouse, the beneficiary will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•

over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

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To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, then the owner will automatically become the annuitant and this Contract will continue. If an owner and the annuitant are not the same person and the annuitant dies during the accumulation period, then in the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

Assuming no joint owners, if the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, or (2) payments must begin no later than one year after the annuitant/deceased owner’s death and (i) must be made for the beneficiary’s lifetime, or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the amount of the death benefit proceeds as of the death report day.

If a beneficiary elects to receive the death benefit proceeds under the alternate payment option (1) or 2(ii) above, then we will: (a) allow partial withdrawals and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds. If the beneficiary dies during the distribution period, we will pay the remaining value of the Contract first to the new beneficiary. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

If there are joint owners, the annuitant is not an owner, and the one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract’s cash value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office.

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Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the withdrawal charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations there under, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The

8

Treasury regulations issued under Section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the “designated beneficiary” or for a period not extending beyond the life expectancy of the “designated beneficiary.” However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is the “designated beneficiary,” then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. Nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Contract will not be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are withdrawn or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not

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a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Incidental Death Benefits. The Contract may include optional death benefit features, the value of which may exceed the value of the Contract or premium payments made under the Contract. Federal tax laws limit the value of such incidental death benefit in tax-qualified pension, profit-sharing, 457 and 403(b) plans. Further, the Internal Revenue Service has not reviewed this Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the Contract comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA) distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase

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payments for any tax year on behalf of any individual may not exceed $5,000 for 2011 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; (vii) the entire interest of the owner is non-forfeitable, and (viii) premiums must not be fixed. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2011 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees generally are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the

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Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

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(3)	a per share credit or charge for any taxes determined by WRL to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.40% on an annual basis; on a daily basis, this equals .000038091.

Then, the net investment factor =	($11.57 + 0 - 0)	- .000038091 = Z = 1.014874190
($11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the mortality and expense risk charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

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(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of the portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options - Determination of the First Variable and Fixed Payment, which contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where:

A =	Annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.

Assume = Z

Then, the annuity unit value is: $XYZ = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB
$1,000

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Where:

A =	The annuity value as of the maturity date.

Assume = $X

B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.

Assume = $Y

Then, the first monthly variable annuity payment =	$XY	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield - The yield quotation set forth in the prospectus for the Transamerica Money Market VP subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the Transamerica Money Market VP subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield - The effective yield quotation for the Transamerica Money Market VP subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the Transamerica Money Market VP subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period, including

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the annual Contract charge. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the withdrawal charge that may be assessed at the time of withdrawal in an amount ranging up to 8% of the requested withdrawal amount. Nor do the yield and effective yield calculations take into account the surrender charges imposed under the Contract or the charges for any optional riders. The specific withdrawal charge percentage applicable to a particular withdrawal depends on the length of time purchase payments have been held under the Contract and whether withdrawals have been made previously during that Contract year. (See Expenses—Withdrawal Charge of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Transamerica Money Market VP subaccount and the funds are excluded from the calculation of yield.

The yield on amounts held in the Transamerica Money Market VP subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market VP subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market VP, the types and quality of portfolio securities held by the Transamerica Money Market VP and its operating expenses. Because of the charges and deductions imposed under a Contract, the yield for the Transamerica Money Market VP Subaccount will be lower than the yield for the corresponding money market portfolio.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the Transamerica Money Market VP subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, if a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the Transamerica Money Market VP subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge and the annual Contract charge. The calculations also assume a complete surrender as of the end of the particular period; therefore, the withdrawal charge is deducted. The calculations do not reflect any deduction for premium taxes or any transfer or withdrawal charges that may be applicable to a particular Contract.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the withdrawal charge under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

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We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n - 1

Where: T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge and the annual Contract charge. Such data may or may not assume a complete surrender of the Contract at the end of the period.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS

Western Reserve may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

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ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve. As presently required by the 1940 Act and regulations promulgated there under, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: purchase payments, transfers, partial withdrawals, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

We currently offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

TCI serves as principal underwriter for the Contracts. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Contracts are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. Sales representatives with these selling firms are appointed as our insurance agents.

During fiscal years 2010, 2009 and 2008, $1,420,797, $1,347,274, and $2,291,135, respectively, were paid to TCI. TCI passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. Western Reserve maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve.

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A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided legal advice to Western Reserve relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2010 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

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FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Year Ended December 31, 2010

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of WRL Series Annuity Account

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of WRL Series Annuity Account (the Separate Account) (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation-Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica International Moderate Growth VP, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Federated Market Opportunity VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica BlackRock Large Cap Value VP, Transamerica AEGON High Yield Bond VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Diversified Equity VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica AllianceBernstein Dynamic Allocation VP, Transamerica WMC Diversified Growth VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica Morgan Stanley Mid-Cap Growth VP, Transamerica Index 50 VP-SC, Transamerica Index 75 VP-SC, Transamerica Multi Managed Large-Cap Core VP, Transamerica Jennison Growth VP, Transamerica Foxhall Global Conservative VP-SC, Transamerica Foxhall Emerging Markets/Pacific Rim VP-SC, Transamerica Foxhall Global Growth VP-SC, Transamerica Foxhall Global Hard Asset VP-SC, Transamerica Hanlon Balanced VP-SC, Transamerica Hanlon Growth VP-SC, Transamerica Hanlon Growth and Income VP-SC, Transamerica Hanlon Managed Income VP-SC, Access VP High Yield, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small-Cap, ProFund VP Small-Cap, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP UltraSmall-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling US Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International, Fidelity VIP Contrafund® – SC II, Fidelity VIP Equity-Income – SC II, Fidelity VIP Growth Opportunities – SC II, and Fidelity VIP Index 500 – SC II subaccounts) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising the WRL Series Annuity Account at December 31, 2010, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 25, 2011

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	5,771,535.296	10,905,134.927	15,254,340.866	24,141,285.473

Cost	$70,821,332	$105,828,425	$152,025,073	$267,506,013

Number of shares - Service	84,197.145	345,777.804	517,543.768	713,265.862

Cost	$1,085,927	$3,277,121	$4,964,745	$7,737,091

Investments in mutual funds, Level 1 quoted prices at net asset value	$73,964,175	$115,744,229	$137,184,344	$262,882,694
Receivable for units sold	—	—	272	—

Total assets	73,964,175	115,744,229	137,184,616	262,882,694

Liabilities
Payable for units redeemed	2,638	581	—	1,349

	$73,961,537	$115,743,648	$137,184,616	$262,881,345

Net Assets:
Deferred annuity contracts terminable by owners	$73,961,537	$115,743,648	$137,184,616	$262,881,345

Total net assets	$73,961,537	$115,743,648	$137,184,616	$262,881,345

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	786,817	1,660,989	2,187,841	4,331,295

Class B M&E - 1.40%	1,412,094	3,861,273	5,571,331	10,000,906

Class B M&E - 2.50%	—	453	7,111	14,305

Class C M&E - 1.65%	561,723	1,990,376	1,853,568	3,203,691

Class C M&E - 2.50%	—	—	—	—

Class D M&E - 1.80%	38,275	367,207	142,722	362,163

Class D M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$36.025415	$14.486524	$13.794890	$14.467270

Class B M&E - 1.40%	$24.263482	$14.300152	$13.617413	$14.281142

Class B M&E - 2.50%	$—	$10.485369	$11.830921	$10.670403

Class C M&E - 1.65%	$17.059414	$13.995543	$13.327304	$13.976875

Class C M&E - 2.50%	$—	$—	$—	$—

Class D M&E - 1.80%	$16.819123	$13.816042	$13.156283	$13.797597

Class D M&E - 2.50%	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	—	—	—	—

Class B M&E - 1.40%	—	—	—	—

Class B M&E - 2.50%	—	—	—	—

Class C M&E - 1.65%	—	—	—	—

Class C M&E - 2.50%	—	—	—	—

Class D M&E - 1.80%	—	—	—	—

Class D M&E - 2.50%	—	—	—	—

Class F M&E - 1.25%	51,067	127,129	185,650	325,148

Class G M&E - 1.65%	13,681	44,504	39,026	69,810

Class H M&E - 1.40%	18,421	57,266	52,374	59,510

Class I M&E - 1.80%	818	7,045	638	9,109

Accumulation unit value - Service:
Class A M&E - 1.25%	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—

Class F M&E - 1.25%	$13.528772	$15.108639	$16.207593	$16.219100

Class G M&E - 1.65%	$13.122684	$14.655112	$15.721036	$15.732184

Class H M&E - 1.40%	$13.374797	$14.936717	$16.023125	$16.034520

Class I M&E - 1.80%	$12.973831	$14.488871	$15.542680	$15.553761

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	21,649,977.561	900,452.911	7,584,613.612	3,937,513.479	6,476,465.160

Cost	$226,051,285	$7,975,331	$56,430,592	$48,292,046	$92,367,769

Number of shares - Service	553,632.719	5,904.366	55,422.685	68,207.245	95,931.049

Cost	$5,936,218	$47,619	$407,990	$876,323	$1,387,988

Investments in mutual funds, Level 1 quoted prices at net asset value	$231,983,437	$8,274,629	$53,551,666	$45,293,291	$76,887,911
Receivable for units sold	—	—	5,912	—	1,320

Total assets	231,983,437	8,274,629	53,557,578	45,293,291	76,889,231

Liabilities
Payable for units redeemed	963	134	—	636	—

	$231,982,474	$8,274,495	$53,557,578	$45,292,655	$76,889,231

Net Assets:
Deferred annuity contracts terminable by owners	$231,982,474	$8,274,495	$53,557,578	$45,292,655	$76,889,231

Total net assets	$231,982,474	$8,274,495	$53,557,578	$45,292,655	$76,889,231

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	3,785,897	209,166	1,015,135	560,741	853,786

Class B M&E - 1.40%	7,639,880	476,182	2,358,691	925,531	1,402,094

Class B M&E - 2.50%	1,258	2,466	2,321	400	2,157

Class C M&E - 1.65%	3,675,064	125,506	741,405	226,189	489,889

Class C M&E - 2.50%	—	—	1,292	—	—

Class D M&E - 1.80%	547,695	32,616	108,289	13,858	34,224

Class D M&E - 2.50%	—	—	834	407	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$14.689857	$9.791600	$13.454090	$25.171091	$29.649877

Class B M&E - 1.40%	$14.500819	$9.723873	$13.182523	$24.698281	$28.919091

Class B M&E - 2.50%	$10.505742	$10.070455	$10.811818	$10.832031	$9.922139

Class C M&E - 1.65%	$14.191890	$9.612271	$9.875172	$31.300267	$18.768955

Class C M&E - 2.50%	$—	$—	$10.138061	$—	$—

Class D M&E - 1.80%	$14.009894	$9.546034	$9.687623	$30.859535	$18.504561

Class D M&E - 2.50%	$—	$—	$16.890291	$19.692708	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS Clarion International Equity VP Subaccount	Transamerica Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	230,029	594	12,168	12,798	46,199

Class G M&E - 1.65%	80,742	124	951	5,338	29,169

Class H M&E - 1.40%	45,965	4,278	4,599	18,316	17,502

Class I M&E - 1.80%	8,711	580	3,013	3,100	1,903

Accumulation unit value - Service:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$15.853339	$9.674966	$18.684396	$20.467135	$12.581862

Class G M&E - 1.65%	$15.377489	$9.497839	$18.123173	$19.852663	$12.204026

Class H M&E - 1.40%	$15.672964	$9.608082	$18.470947	$20.234207	$12.438616

Class I M&E - 1.80%	$15.203078	$9.432382	$17.918019	$19.627332	$12.065435

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Mid Cap Value VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,400,843.531	716,729.256	6,187,498.602	3,767,570.961	6,130,328.373

Cost	$19,318,737	$7,917,641	$84,759,961	$29,132,342	$70,488,041

Number of shares - Service	15,085.692	10,421.033	94,883.858	55,081.448	113,587.031

Cost	$204,646	$114,809	$1,243,048	$434,778	$1,281,061

Investments in mutual funds, Level 1 quoted prices at net asset value	$19,043,795	$8,551,600	$85,758,316	$29,324,701	$72,299,997
Receivable for units sold	283	126	—	—	—

Total assets	19,044,078	8,551,726	85,758,316	29,324,701	72,299,997

Liabilities
Payable for units redeemed	—	—	1,278	189	314

	$19,044,078	$8,551,726	$85,757,038	$29,324,512	$72,299,683

Net Assets:
Deferred annuity contracts terminable by owners	$19,044,078	$8,551,726	$85,757,038	$29,324,512	$72,299,683

Total net assets	$19,044,078	$8,551,726	$85,757,038	$29,324,512	$72,299,683

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	277,452	152,606	1,318,734	447,462	1,527,641

Class B M&E - 1.40%	596,704	442,788	2,065,792	930,927	2,359,182

Class B M&E - 2.50%	—	4,875	13,411	835	2,332

Class C M&E - 1.65%	175,377	81,192	785,180	489,968	896,842

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	9,076	16,973	73,376	10,716	117,411

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$18.142707	$12.231740	$21.315051	$15.586835	$14.677685

Class B M&E - 1.40%	$17.828627	$12.074293	$20.852527	$15.409945	$14.488845

Class B M&E - 2.50%	$—	$11.986315	$9.852688	$10.791217	$10.270281

Class C M&E - 1.65%	$17.195060	$11.817038	$15.323321	$15.119009	$14.180175

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$16.952791	$11.665440	$15.107301	$14.947515	$13.998351

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica JPMorgan Mid Cap Value VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	5,445	2,934	42,118	13,216	65,364

Class G M&E - 1.65%	460	1,380	22,489	2,781	18,579

Class H M&E - 1.40%	5,549	596	14,310	4,735	12,995

Class I M&E - 1.80%	—	3,968	3,402	7,626	1,747

Accumulation unit value - Service:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$17.796311	$14.176621	$15.969269	$15.315939	$13.387503

Class G M&E - 1.65%	$17.262073	$13.751489	$15.489881	$14.855907	$12.985653

Class H M&E - 1.40%	$17.593908	$14.015080	$15.787289	$15.141658	$13.235380

Class I M&E - 1.80%	$17.066146	$13.594988	$15.314137	$14.687759	$12.838346

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Focus VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Diversified Equity VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,183,739.656	3,175,403.242	6,644,490.538	7,365,753.029	10,909,266.099

Cost	$38,599,429	$23,697,372	$133,631,572	$100,460,675	$120,547,562

Number of shares - Service	15,330.464	38,037.852	32,041.377	145,606.679	45,715.403

Cost	$163,541	$301,248	$555,259	$1,874,870	$516,018

Investments in mutual funds, Level 1 quoted prices at net asset value	$37,460,804	$30,359,411	$134,926,943	$90,056,835	$138,904,137
Receivable for units sold	892	1,616	—	10,276	—

Total assets	37,461,696	30,361,027	134,926,943	90,067,111	138,904,137

Liabilities
Payable for units redeemed	—	—	92	—	222

	$37,461,696	$30,361,027	$134,926,851	$90,067,111	$138,903,915

Net Assets:
Deferred annuity contracts terminable by owners	$37,461,696	$30,361,027	$134,926,851	$90,067,111	$138,903,915

Total net assets	$37,461,696	$30,361,027	$134,926,851	$90,067,111	$138,903,915

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	583,546	473,101	1,838,669	1,253,967	3,676,820

Class B M&E - 1.40%	1,348,084	953,175	1,728,497	1,729,403	4,823,163

Class B M&E - 2.50%	3,598	—	13,097	5,815	13,584

Class C M&E - 1.65%	267,069	463,233	908,304	482,974	540,232

Class C M&E - 2.50%	—	—	2,108	—	3,429

Class D M&E - 1.80%	8,332	33,563	83,920	49,979	75,549

Class D M&E - 2.50%	—	—	1,471	925	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$17.326737	$16.628817	$35.829297	$25.450821	$15.294327

Class B M&E - 1.40%	$17.026758	$16.340636	$34.883943	$24.960943	$15.097327

Class B M&E - 2.50%	$12.554186	$—	$11.321685	$10.708423	$11.527487

Class C M&E - 1.65%	$15.158354	$13.230302	$8.041233	$24.734871	$14.775563

Class C M&E - 2.50%	$—	$—	$10.964665	$—	$10.820547

Class D M&E - 1.80%	$14.944737	$13.043707	$7.374595	$24.386283	$14.586058

Class D M&E - 2.50%	$—	$—	$10.868219	$17.561776	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Focus VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Diversified Equity VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	4,127	8,252	21,738	31,899	23,815

Class G M&E - 1.65%	2,821	1,881	4,292	35,821	5,605

Class H M&E - 1.40%	3,918	5,511	15,194	21,242	7,075

Class I M&E - 1.80%	293	2,368	1,580	2,400	552

Accumulation unit value - Service:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$16.266760	$19.777383	$15.120505	$19.361530	$15.626313

Class G M&E - 1.65%	$15.778351	$19.183655	$14.666702	$18.780359	$15.157341

Class H M&E - 1.40%	$16.081596	$19.552293	$14.948371	$19.141224	$15.448485

Class I M&E - 1.80%	$15.599706	$18.965985	$14.500130	$18.567344	$14.985264

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica AllianceBernstein Dynamic Allocation VP Subaccount	Transamerica WMC Diversified Growth VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,492,070.692	13,974,885.107	2,751,648.322	77,328,044.100	1,647,205.507

Cost	$12,352,986	$351,266,226	$34,451,359	$77,328,044	$26,704,375

Number of shares - Service	38,632.629	75,655.469	54,317.797	957,505.280	39,405.241

Cost	$312,153	$1,754,131	$602,832	$957,505	$684,507

Investments in mutual funds, Level 1 quoted prices at net asset value	$12,413,231	$315,557,741	$40,170,028	$78,285,549	$35,191,685
Receivable for units sold	382	—	1,222	1,191	6,954

Total assets	12,413,613	315,557,741	40,171,250	78,286,740	35,198,639

Liabilities
Payable for units redeemed	—	1,045	—	—	—

	$12,413,613	$315,556,696	$40,171,250	$78,286,740	$35,198,639

Net Assets:
Deferred annuity contracts terminable by owners	$12,413,613	$315,556,696	$40,171,250	$78,286,740	$35,198,639

Total net assets	$12,413,613	$315,556,696	$40,171,250	$78,286,740	$35,198,639

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	124,811	11,566,607	838,133	1,380,938	552,554

Class B M&E - 1.40%	532,782	9,505,462	1,012,801	2,907,575	942,081

Class B M&E - 2.50%	142	27,019	5,918	36,671	133

Class C M&E - 1.65%	186,373	1,084,020	331,662	973,339	285,792

Class C M&E - 2.50%	—	2,884	—	—	—

Class D M&E - 1.80%	4,204	132,568	22,248	146,743	25,114

Class D M&E - 2.50%	—	461	476	—	556

Accumulation unit value - Initial:
Class A M&E - 1.25%	$14.494017	$14.172183	$18.043453	$17.151892	$18.831258

Class B M&E - 1.40%	$14.307516	$13.989617	$17.811506	$14.056626	$19.381200

Class B M&E - 2.50%	$10.012354	$11.116132	$11.581220	$9.802783	$11.703258

Class C M&E - 1.65%	$14.002731	$13.691544	$17.431739	$11.102715	$18.370154

Class C M&E - 2.50%	$—	$10.853801	$—	$—	$—

Class D M&E - 1.80%	$13.823184	$13.515881	$17.208177	$10.945890	$18.200474

Class D M&E - 2.50%	$—	$16.578321	$20.280625	$—	$20.637509

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica AllianceBernstein Dynamic Allocation VP Subaccount	Transamerica WMC Diversified Growth VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	10,533	60,607	16,218	45,354	29,024

Class G M&E - 1.65%	506	13,877	10,188	33,235	1,721

Class H M&E - 1.40%	7,105	33,198	7,190	7,506	10,728

Class I M&E - 1.80%	3,430	2,802	1,940	6,101	1,028

Accumulation unit value - Service:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$14.647198	$15.349273	$21.855358	$10.542690	$19.249387

Class G M&E - 1.65%	$14.207480	$14.888469	$21.199293	$10.226585	$18.746911

Class H M&E - 1.40%	$14.480685	$15.174599	$21.606617	$10.422708	$19.059153

Class I M&E - 1.80%	$14.046414	$14.719636	$20.958772	$10.110380	$18.562301

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica U.S. Government Securities VP Subaccount	Transamerica Morgan Stanley Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount	Transamerica Multi Managed Large-Cap Core VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,703,290.514	4,829,673.336	—	—	947,896.820

Cost	$21,854,044	$128,397,824	$—	$—	$10,226,992

Number of shares - Service	35,699.615	18,623.953	43,826.774	261,335.384	7,216.481

Cost	$462,064	$398,069	$437,572	$2,253,489	$77,494

Investments in mutual funds, Level 1 quoted prices at net asset value	$22,180,335	$141,465,120	$455,798	$2,584,607	$14,825,307
Receivable for units sold	—	—	1	501	—

Total assets	22,180,335	141,465,120	455,799	2,585,108	14,825,307

Liabilities
Payable for units redeemed	133	1,793	—	—	591

	$22,180,202	$141,463,327	$455,799	$2,585,108	$14,824,716

Net Assets:
Deferred annuity contracts terminable by owners	$22,180,202	$141,463,327	$455,799	$2,585,108	$14,824,716

Total net assets	$22,180,202	$141,463,327	$455,799	$2,585,108	$14,824,716

Accumulation units outstanding-Initial:
Class A M&E - 1.25%	487,547	1,340,251	—	—	306,554

Class B M&E - 1.40%	823,656	1,361,782	—	—	402,885

Class B M&E - 2.50%	—	5,408	—	—	—

Class C M&E - 1.65%	313,010	716,023	—	—	231,401

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	42,873	101,238	—	—	11,429

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value-Initial:
Class A M&E - 1.25%	$13.210577	$50.029107	$—	$—	$15.490627

Class B M&E - 1.40%	$13.040639	$48.721854	$—	$—	$15.452422

Class B M&E - 2.50%	$—	$11.982814	$—	$—	$—

Class C M&E - 1.65%	$12.762825	$9.147922	$—	$—	$15.389057

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$12.599142	$9.018856	$—	$—	$15.351243

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica U.S. Government Securities VP Subaccount	Transamerica Morgan Stanley Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount	Transamerica Multi Managed Large-Cap Core VP Subaccount
Accumulation units outstanding-Service:
Class A M&E - 1.25%	—	—	2,642	33,959	—

Class B M&E - 1.40%	—	—	38,241	211,869	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	3,527	18,217	—

Class C M&E - 2.50%	—	—			—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	23,932	10,346	—	324	4,466

Class G M&E - 1.65%	280	377	—	—	766

Class H M&E -1.40%	6,267	10,227	—	—	2,164

Class I M&E - 1.80%	7,869	7,294	—	—	—

Accumulation unit value-Service:
Class A M&E - 1.25%	$—	$—	$10.307017	$9.816540	$—

Class B M&E - 1.40%	$—	$—	$10.266361	$9.777805	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$10.199120	$9.713760	$—

Class C M&E - 2.50%	$—	$—			$—

Class D M&E - 1.80%	$—	$—	$10.159065	$9.675591	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$12.211235	$19.241961	$10.307017	$9.816540	$15.428859

Class G M&E - 1.65%	$11.844643	$18.664300	$10.199120	$9.713760	$15.327855

Class H M&E - 1.40%	$12.072131	$19.022983	$10.266361	$9.777805	$15.390851

Class I M&E - 1.80%	$11.710289	$18.452516	$10.159065	$9.675591	$15.290246

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Jennison Growth VP Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Hard Asset VP - SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,075,902.933	—	—	—	—

Cost	$15,102,697	$—	$—	$—	$—

Number of shares - Service	30,615.244	137,331.854	135,470.306	244,719.185	156,450.023

Cost	$220,185	$1,356,335	$1,445,610	$2,675,272	$1,569,399

Investments in mutual funds, Level 1 quoted prices at net asset value	$16,637,820	$1,297,786	$1,515,913	$2,814,271	$1,658,370
Receivable for units sold	—	6	—	5	—

Total assets	16,637,820	1,297,792	1,515,913	2,814,276	1,658,370

Liabilities
Payable for units redeemed	2	—	4	—	1

	$16,637,818	$1,297,792	$1,515,909	$2,814,276	$1,658,369

Net Assets:
Deferred annuity contracts terminable by owners	$16,637,818	$1,297,792	$1,515,909	$2,814,276	$1,658,369

Total net assets	$16,637,818	$1,297,792	$1,515,909	$2,814,276	$1,658,369

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	438,920	—	—	—	—

Class B M&E - 1.40%	921,901	—	—	—	—

Class B M&E - 2.50%	5,647	—	—	—	—

Class C M&E - 1.65%	180,413	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	9,609	—	—	—	—

Class D M&E - 2.50%	806	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$10.537149	$—	$—	$—	$—

Class B M&E - 1.40%	$10.526645	$—	$—	$—	$—

Class B M&E - 2.50%	$11.481992	$—	$—	$—	$—

Class C M&E - 1.65%	$10.509191	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$10.498756	$—	$—	$—	$—

Class D M&E - 2.50%	$10.450385	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Jennison Growth VP Subaccount	Transamerica Foxhall Global Conservative VP - SC Subaccount	Transamerica Foxhall Emerging Markets/ Pacific Rim VP - SC Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Hard Asset VP - SC Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	—	464,143	556,629	345,107	689,306

Class B M&E - 1.40%	—	618,600	784,426	2,298,457	715,920

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	341,984	25,039	26,100	170,032

Class C M&E - 2.50%	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	13,104	—	32,512	19,500	4,146

Class G M&E - 1.65%	5,496	—	73,716	350	74,349

Class H M&E - 1.40%	1,136	—	—	—	—

Class I M&E - 1.80%	2,937	—	—	—	—

Accumulation unit value - Service:
Class A M&E - 1.25%	$—	$0.912533	$1.030812	$1.047909	$1.004166

Class B M&E - 1.40%	$—	$0.911008	$1.029115	$1.046183	$1.002498

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$0.908509	$1.026295	$1.043306	$0.999750

Class C M&E - 2.50%	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$10.517507	$0.912533	$1.030812	$1.047909	$1.004166

Class G M&E - 1.65%	$10.489605	$0.908509	$1.026295	$1.043306	$0.999750

Class H M&E - 1.40%	$10.507020	$—	$—	$—	$—

Class I M&E - 1.80%	$10.479180	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Access VP High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	323,966.743	72,795.038	212,877.793	926,097.499	143,837.083

Cost	$3,536,357	$796,053	$2,320,057	$10,254,091	$3,608,733

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,540,957	$818,216	$2,356,557	$10,224,116	$3,821,751
Receivable for units sold	—	6	—	1	—

Total assets	3,540,957	818,222	2,356,557	10,224,117	3,821,751

Liabilities
Payable for units redeemed	35	—	7	—	4

	$3,540,922	$818,222	$2,356,550	$10,224,117	$3,821,747

Net Assets:
Deferred annuity contracts terminable by owners	$3,540,922	$818,222	$2,356,550	$10,224,117	$3,821,747

Total net assets	$3,540,922	$818,222	$2,356,550	$10,224,117	$3,821,747

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount	Transamerica Hanlon Growth and Income VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Access VP High Yield Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	1,828,958	171,546	576,338	3,125,923	88,919

Class B M&E - 1.40%	1,135,156	601,088	1,033,424	6,256,255	151,231

Class B M&E - 2.50%	—	—	—	571	—

Class C M&E - 1.65%	676,682	34,355	768,674	530,028	44,386

Class C M&E - 2.50%

Class D M&E - 1.80%	—	—	—	—	5,157

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	1,552	10,813	8,272	192,967	2,827

Class G M&E - 1.65%	—	—	1,837	201,575	—

Class H M&E - 1.40%	—	—	—	—	2,086

Class I M&E - 1.80%	—	—	—	—	3,400

Accumulation unit value - Service:
Class A M&E - 1.25%	$0.973440	$1.001907	$0.988719	$0.992741	$12.888543

Class B M&E - 1.40%	$0.971851	$1.000262	$0.987075	$0.991106	$12.825272

Class B M&E - 2.50%	$—	$—	$—	$9.831639	$—

Class C M&E - 1.65%	$0.969182	$0.997506	$0.984370	$0.988365	$12.720706

Class C M&E - 2.50%

Class D M&E - 1.80%	$—	$—	$—	$—	$12.658515

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$0.973440	$1.001907	$0.988719	$0.992741	$12.888543

Class G M&E - 1.65%	$0.969182	$0.997506	$0.984370	$0.988365	$12.720706

Class H M&E - 1.40%	$—	$—	$—	$—	$12.825272

Class I M&E - 1.80%	$—	$—	$—	$—	$12.658515

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	152,354.769	9,813,147.670	299,626.528	33,413.986	211,322.857

Cost	$3,409,822	$9,813,148	$5,564,647	$327,687	$5,669,993

Investments in mutual funds, Level 1 quoted prices at net asset value	$4,006,930	$9,813,148	$5,767,811	$283,016	$5,904,361
Receivable for units sold	69	487	1,617	149	770

Total assets	4,006,999	9,813,635	5,769,428	283,165	5,905,131

Liabilities
Payable for units redeemed	—	—	—	—	—

	$4,006,999	$9,813,635	$5,769,428	$283,165	$5,905,131

Net Assets:
Deferred annuity contracts terminable by owners	$4,006,999	$9,813,635	$5,769,428	$283,165	$5,905,131

Total net assets	$4,006,999	$9,813,635	$5,769,428	$283,165	$5,905,131

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	103,413	156,033	203,490	10,573	219,817

Class B M&E - 1.40%	238,450	320,885	114,383	37,463	194,854

Class B M&E - 2.50%	—	—	—	115	—

Class C M&E - 1.65%	47,363	390,448	118,747	5,486	142,704

Class C M&E - 2.50%

Class D M&E - 1.80%	4,560	44,292	1,495	—	1,805

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	12,828	14,337	729	965	—

Class G M&E - 1.65%	3,836	52,890	959	—	1,225

Class H M&E - 1.40%	—	2,729	207	—	—

Class I M&E - 1.80%	—	—	—	—	—

Accumulation unit value - Service:
Class A M&E - 1.25%	$9.825396	$10.112161	$13.200325	$5.214091	$10.611528

Class B M&E - 1.40%	$9.759244	$10.044256	$13.111457	$5.178980	$10.540083

Class B M&E - 2.50%	$—	$—	$—	$7.723154	$—

Class C M&E - 1.65%	$9.650177	$9.932328	$12.964949	$5.121088	$10.422250

Class C M&E - 2.50%

Class D M&E - 1.80%	$9.585439	$9.865879	$12.878004	$5.086723	$10.352331

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$9.825396	$10.112161	$13.200325	$5.214091	$10.611528

Class G M&E - 1.65%	$9.650177	$9.932328	$12.964949	$5.121088	$10.422250

Class H M&E - 1.40%	$9.759244	$10.044256	$13.111457	$5.177180	$10.536435

Class I M&E - 1.80%	$9.585439	$9.865879	$12.878004	$5.086723	$10.352331

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	15,996.410	252,202.192	176,730.641	148,586.485	114,590.189

Cost	$323,607	$10,207,887	$2,298,517	$4,001,917	$3,567,131

Investments in mutual funds, Level 1 quoted prices at net asset value	$340,244	$11,724,880	$2,854,200	$4,213,913	$3,668,032
Receivable for units sold	—	3	—	—	—

Total assets	340,244	11,724,883	2,854,200	4,213,913	3,668,032

Liabilities
Payable for units redeemed	3	—	4	4	3

	$340,241	$11,724,883	$2,854,196	$4,213,909	$3,668,029

Net Assets:
Deferred annuity contracts terminable by owners	$340,241	$11,724,883	$2,854,196	$4,213,909	$3,668,029

Total net assets	$340,241	$11,724,883	$2,854,196	$4,213,909	$3,668,029

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	9,864	351,494	219,273	94,376	206,695

Class B M&E - 1.40%	21,321	627,073	185,413	295,606	71,315

Class B M&E - 2.50%	—	308	1,821	—	1,364

Class C M&E - 1.65%	12,946	301,188	59,527	99,122	101,954

Class C M&E - 2.50%

Class D M&E - 1.80%	1,152	18,329	7,150	8,775	305

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	—	3,101	892	4,380	111

Class G M&E - 1.65%	—	2,775	251	237	1,301

Class H M&E - 1.40%	120	1,253	—	554	—

Class I M&E - 1.80%	—	1,910	833	296	—

Accumulation unit value - Service:
Class A M&E - 1.25%	$7.542841	$9.018546	$6.012219	$8.420496	$9.613062

Class B M&E - 1.40%	$7.505741	$8.974236	$5.982620	$8.379158	$9.565845

Class B M&E - 2.50%	$—	$10.964754	$10.662037	$—	$11.186419

Class C M&E - 1.65%	$7.444483	$8.900968	$5.933679	$8.310802	$9.487757

Class C M&E - 2.50%

Class D M&E - 1.80%	$7.408009	$8.857379	$5.904582	$8.270111	$9.441330

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$7.542841	$9.018546	$6.012219	$8.420496	$9.613062

Class G M&E - 1.65%	$7.444483	$8.900968	$5.933679	$8.310802	$9.487757

Class H M&E - 1.40%	$7.505741	$8.974236	$5.982620	$8.379158	$9.565845

Class I M&E - 1.80%	$7.408009	$8.857379	$5.904582	$8.270111	$9.441330

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	35,980.939	28,470.685	13,244.179	486,059.826	198,843.679

Cost	$799,376	$661,685	$386,132	$13,380,027	$4,240,868

Investments in mutual funds, Level 1 quoted prices at net asset value	$794,819	$777,250	$388,982	$14,751,916	$4,326,838
Receivable for units sold	—	—	—	—	1

Total assets	794,819	777,250	388,982	14,751,916	4,326,839

Liabilities
Payable for units redeemed	—	23	6	31	—

	$794,819	$777,227	$388,976	$14,751,885	$4,326,839

Net Assets:
Deferred annuity contracts terminable by owners	$794,819	$777,227	$388,976	$14,751,885	$4,326,839

Total net assets	$794,819	$777,227	$388,976	$14,751,885	$4,326,839

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small- Cap Value Subaccount	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	18,902	35,243	9,944	343,700	161,697

Class B M&E - 1.40%	56,601	30,586	23,862	870,584	343,554

Class B M&E - 2.50%	291	—	—	254	—

Class C M&E - 1.65%	9,086	16,890	6,253	245,145	67,091

Class C M&E - 2.50%

Class D M&E - 1.80%	—	4,103	—	9,952	6,308

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	2,755	—	—	26,628	13,696

Class G M&E - 1.65%	—	—	86	3,165	4,725

Class H M&E - 1.40%	—	—	—	4,892	—

Class I M&E - 1.80%	—	—	—	3,131	433

Accumulation unit value - Service:
Class A M&E - 1.25%	$9.108630	$8.997981	$9.737687	$9.836574	$7.274976

Class B M&E - 1.40%	$9.063861	$8.953762	$9.689828	$9.788213	$7.239199

Class B M&E - 2.50%	$9.789355	$—	$—	$10.724394	$—

Class C M&E - 1.65%	$8.989922	$8.880635	$9.610777	$9.708295	$7.180096

Class C M&E - 2.50%

Class D M&E - 1.80%	$8.945901	$8.837133	$9.563760	$9.660748	$7.144929

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$9.108630	$8.997981	$9.737687	$9.836574	$7.274976

Class G M&E - 1.65%	$8.989922	$8.880635	$9.610777	$9.708295	$7.180096

Class H M&E - 1.40%	$9.063861	$8.953762	$9.689828	$9.788213	$7.239199

Class I M&E - 1.80%	$8.945901	$8.837133	$9.563760	$9.660748	$7.144929

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Asia 30 Subaccount	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	104,946.619	2,670.033	84,346.022	94,706.448	190,882.942

Cost	$5,995,317	$33,581	$908,257	$2,042,952	$8,631,463

Investments in mutual funds, Level 1 quoted prices at net asset value	$6,414,337	$33,990	$797,070	$1,857,193	$9,958,363
Receivable for units sold	4	—	61	1,014	—

Total assets	6,414,341	33,990	797,131	1,858,207	9,958,363

Liabilities
Payable for units redeemed	—	1	—	—	9

	$6,414,341	$33,989	$797,131	$1,858,207	$9,958,354

Net Assets:
Deferred annuity contracts terminable by owners	$6,414,341	$33,989	$797,131	$1,858,207	$9,958,354

Total net assets	$6,414,341	$33,989	$797,131	$1,858,207	$9,958,354

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Asia 30 Subaccount	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	110,601	3,939	31,272	61,819	354,047

Class B M&E - 1.40%	350,587	2,299	62,355	70,573	353,919

Class B M&E - 2.50%	—	—	229	—	—

Class C M&E - 1.65%	186,505	52	22,782	24,380	169,768

Class C M&E - 2.50%

Class D M&E - 1.80%	6,626	—	6,469	3,405	12,868

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	2,277	56	10	835	8,864

Class G M&E - 1.65%	3,304	—	—	—	11,536

Class H M&E - 1.40%	1,331	—	48	77	329

Class I M&E - 1.80%	2,227	—	144	—	1,017

Accumulation unit value - Service:
Class A M&E - 1.25%	$9.732031	$5.365942	$6.499545	$11.587434	$10.967430

Class B M&E - 1.40%	$9.684190	$5.339560	$6.467603	$11.530571	$10.913501

Class B M&E - 2.50%	$—	$—	$8.075839	$—	$—

Class C M&E - 1.65%	$9.605146	$5.295958	$6.414817	$11.436594	$10.824396

Class C M&E - 2.50%

Class D M&E - 1.80%	$9.558076	$5.270014	$6.383425	$11.380641	$10.771396

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$9.732031	$5.365942	$6.499545	$11.587434	$10.967430

Class G M&E - 1.65%	$9.605146	$5.295958	$6.414817	$11.436594	$10.824396

Class H M&E - 1.40%	$9.684190	$5.339560	$6.467603	$11.530571	$10.913501

Class I M&E - 1.80%	$9.558076	$5.270014	$6.383425	$11.380641	$10.771396

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Financials Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	112,930.094	205,016.165	271,884.543	140,680.699	29,795.064

Cost	$2,111,582	$9,276,217	$1,695,397	$3,723,946	$467,155

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,237,145	$11,446,052	$2,055,447	$3,905,296	$402,531
Receivable for units sold	—	—	—	1	1

Total assets	2,237,145	11,446,052	2,055,447	3,905,297	402,532

Liabilities
Payable for units redeemed	4	—	—	—	—

	$2,237,141	$11,446,052	$2,055,447	$3,905,297	$402,532

Net Assets:
Deferred annuity contracts terminable by owners	$2,237,141	$11,446,052	$2,055,447	$3,905,297	$402,532

Total net assets	$2,237,141	$11,446,052	$2,055,447	$3,905,297	$402,532

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Financials Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	52,649	231,965	24,571	65,935	10,751

Class B M&E - 1.40%	277,364	417,284	161,026	272,918	72,257

Class B M&E - 2.50%	295	—	—	—	227

Class C M&E - 1.65%	82,631	129,862	89,573	67,137	8,468

Class C M&E - 2.50%

Class D M&E - 1.80%	7,227	16,479	208	4,915	168

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	2,803	8,964	—	224	—

Class G M&E - 1.65%	1,888	805	1,134	—	—

Class H M&E - 1.40%	1,336	6,634	—	—	—

Class I M&E - 1.80%	1,876	1,514	—	54	—

Accumulation unit value - Service:
Class A M&E - 1.25%	$5.255185	$14.141460	$7.487031	$9.551243	$4.394725

Class B M&E - 1.40%	$5.229310	$14.071929	$7.450223	$9.504332	$4.373115

Class B M&E - 2.50%	$10.101064	$—	$—	$—	$8.119315

Class C M&E - 1.65%	$5.186528	$13.956979	$7.389433	$9.426719	$4.337404

Class C M&E - 2.50%

Class D M&E - 1.80%	$5.161099	$13.888587	$7.353266	$9.380562	$4.316147

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$5.255185	$14.141460	$7.487031	$9.551243	$4.394725

Class G M&E - 1.65%	$5.186528	$13.956979	$7.389433	$9.426719	$4.337404

Class H M&E - 1.40%	$5.229310	$14.071929	$7.450223	$9.504332	$4.373115

Class I M&E - 1.80%	$5.161099	$13.888587	$7.353266	$9.380562	$4.316147

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Short International Subaccount	Fidelity VIP Contrafund® - SC II Subaccount	Fidelity VIP Equity-Income - SC II Subaccount	Fidelity VIP Growth Opportunities - SC II Subaccount	Fidelity VIP Index 500 - SC II Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	15,054.447	1,217,571.196	671,607.416	200,683.549	1,894.091

Cost	$380,747	$31,347,386	$14,526,317	$3,264,543	$243,601

Investments in mutual funds, Level 1 quoted prices at net asset value	$309,369	$28,600,747	$12,592,639	$3,568,154	$248,713
Receivable for units sold	11	—	—	—	—

Total assets	309,380	28,600,747	12,592,639	3,568,154	248,713

Liabilities
Payable for units redeemed	—	246	277	960	17

	$309,380	$28,600,501	$12,592,362	$3,567,194	$248,696

Net Assets:
Deferred annuity contracts terminable by owners	$309,380	$28,600,501	$12,592,362	$3,567,194	$248,696

Total net assets	$309,380	$28,600,501	$12,592,362	$3,567,194	$248,696

Accumulation units outstanding - Initial:
Class A M&E - 1.25%	—	—	—	—	—

Class B M&E - 1.40%	—	—	—	—	—

Class B M&E - 2.50%	—	—	—	—	—

Class C M&E - 1.65%	—	—	—	—	—

Class C M&E - 2.50%	—	—	—	—	—

Class D M&E - 1.80%	—	—	—	—	—

Class D M&E - 2.50%	—	—	—	—	—

Accumulation unit value - Initial:
Class A M&E - 1.25%	$—	$—	$—	$—	$—

Class B M&E - 1.40%	$—	$—	$—	$—	$—

Class B M&E - 2.50%	$—	$—	$—	$—	$—

Class C M&E - 1.65%	$—	$—	$—	$—	$—

Class C M&E - 2.50%	$—	$—	$—	$—	$—

Class D M&E - 1.80%	$—	$—	$—	$—	$—

Class D M&Ev - 2.50%	$—	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	ProFund VP Short International Subaccount	Fidelity VIP Contrafund® - SC II Subaccount	Fidelity VIP Equity- Income - SC II Subaccount	Fidelity VIP Growth Opportunities - SC II Subaccount	Fidelity VIP Index 500 - SC II Subaccount
Accumulation units outstanding - Service:
Class A M&E - 1.25%	12,147	643,635	273,834	125,669	—

Class B M&E - 1.40%	21,465	1,201,203	618,474	260,669	—

Class B M&E - 2.50%	—	3,150	9,203	—	—

Class C M&E - 1.65%	5,767	300,937	159,474	66,874	—

Class C M&E - 2.50%

Class D M&E - 1.80%	—	25,223	2,974	8,180	—

Class D M&E - 2.50%	—	—	—	—	—

Class F M&E - 1.25%	314	—	—	—	—

Class G M&E - 1.65%	—	—	—	—	—

Class H M&E - 1.40%	68	—	—	—	457

Class I M&E - 1.80%	139	—	—	—	21,489

Accumulation unit value - Service:
Class A M&E - 1.25%	$7.789873	$13.360790	$12.030157	$7.857005	$—

Class B M&E - 1.40%	$7.751595	$13.149181	$11.839639	$7.732542	$—

Class B M&E - 2.50%	$—	$11.078947	$11.213511	$—	$—

Class C M&E - 1.65%	$7.688333	$12.804729	$11.529480	$7.529902	$—

Class C M&E - 2.50%

Class D M&E - 1.80%	$7.650693	$12.602647	$11.347383	$7.411009	$—

Class D M&E - 2.50%	$—	$—	$—	$—	$—

Class F M&E - 1.25%	$7.789873	$—	$—	$—	$—

Class G M&E - 1.65%	$7.688333	$—	$—	$—	$—

Class H M&E - 1.40%	$7.751595	$—	$—	$—	$11.630744

Class I M&E - 1.80%	$7.650693	$—	$—	$—	$11.325693

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$5,284,597	$3,735,175	$1,409,674
Expenses:
Administrative, mortality and expense risk charge	1,128,457	1,699,132	1,874,098

Net investment income (loss)	4,156,140	2,036,043	(464,424)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	321,290	—
Proceeds from sales	32,502,269	36,463,469	31,792,416
Cost of investments sold	30,374,468	41,237,854	46,362,653

Net realized capital gains (losses) on investments	2,127,801	(4,453,095)	(14,570,237)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,859,019	(4,088,284)	(51,187,855)
End of period	2,056,916	6,638,683	(19,805,474)

Net change in unrealized appreciation/depreciation of investments	(802,103)	10,726,967	31,382,381

Net realized and unrealized capital gains (losses) on investments	1,325,698	6,273,872	16,812,144

Increase (decrease) in net assets from operations	$5,481,838	$8,309,915	$16,347,720

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

Transamerica Asset Allocation - Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$5,583,849
Expenses:
Administrative, mortality and expense risk charge	3,638,325

Net investment income (loss)	1,945,524
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	48,880,094
Cost of investments sold	52,942,280

Net realized capital gains (losses) on investments	(4,062,186)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(41,146,841)
End of period	(12,360,410)

Net change in unrealized appreciation/depreciation of investments	28,786,431

Net realized and unrealized capital gains (losses) on investments	24,724,245

Increase (decrease) in net assets from operations	$26,669,769

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount
Net investment income (loss)
Income:
Dividends	$6,652,984	$201,491	$703,684
Expenses:
Administrative, mortality and expense risk charge	3,304,955	107,848	704,727

Net investment income (loss)	3,348,029	93,643	(1,043)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	62,680,115	1,848,812	12,956,462
Cost of investments sold	67,596,591	2,342,035	17,997,763

Net realized capital gains (losses) on investments	(4,916,476)	(493,223)	(5,041,301)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(20,028,380)	(793,935)	(12,455,157)
End of period	(4,066)	251,679	(3,286,916)

Net change in unrealized appreciation/depreciation of investments	20,024,314	1,045,614	9,168,241

Net realized and unrealized capital gains (losses) on investments	15,107,838	552,391	4,126,940

Increase (decrease) in net assets from operations	$18,455,867	$646,034	$4,125,897

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

Transamerica Clarion Global Real Estate Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$2,644,375
Expenses:
Administrative, mortality and expense risk charge	595,215

Net investment income (loss)	2,049,160
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	12,155,177
Cost of investments sold	25,267,611

Net realized capital gains (losses) on investments	(13,112,434)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(20,163,198)
End of period	(3,875,078)

Net change in unrealized appreciation/depreciation of investments	16,288,120

Net realized and unrealized capital gains (losses) on investments	3,175,686

Increase (decrease) in net assets from operations	$5,224,846

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Federated Market Opportunity VP Subaccount	Transamerica JPMorgan Mid Cap Value VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount
Net investment income (loss)
Income:
Dividends	$3,107,353	$333,243	$107,017
Expenses:
Administrative, mortality and expense risk charge	1,173,057	254,608	98,650

Net investment income (loss)	1,934,296	78,635	8,367
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	22,929,244	3,326,149	1,826,876
Cost of investments sold	29,293,606	3,790,981	2,813,162

Net realized capital gains (losses) on investments	(6,364,362)	(464,832)	(986,286)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(20,072,962)	(4,398,862)	(1,387,631)
End of period	(16,867,846)	(479,588)	519,150

Net change in unrealized appreciation/depreciation of investments	3,205,116	3,919,274	1,906,781

Net realized and unrealized capital gains (losses) on investments	(3,159,246)	3,454,442	920,495

Increase (decrease) in net assets from operations	$(1,224,950)	$3,533,077	$928,862

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

Transamerica BlackRock Large Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$610,986
Expenses:
Administrative, mortality and expense risk charge	1,050,747

Net investment income (loss)	(439,761)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	17,237,478
Cost of investments sold	24,866,890

Net realized capital gains (losses) on investments	(7,629,412)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(13,095,357)
End of period	(244,693)

Net change in unrealized appreciation/depreciation of investments	12,850,664

Net realized and unrealized capital gains (losses) on investments	5,221,252

Increase (decrease) in net assets from operations	$4,781,491

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount

Net investment income (loss)
Income:
Dividends	$3,400,321	$3,288,050	$279,019
Expenses:
Administrative, mortality and expense risk charge	329,983	1,057,058	441,857

Net investment income (loss)	3,070,338	2,230,992	(162,838)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	112,579	—
Proceeds from sales	15,952,124	38,439,199	6,484,389
Cost of investments sold	13,327,155	38,160,586	8,847,566

Net realized capital gains (losses) on investments	2,624,969	391,192	(2,363,177)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,141,268	(790,790)	(11,432,797)
End of period	(242,419)	530,895	(1,302,166)

Net change in unrealized appreciation/depreciation of investments	(3,383,687)	1,321,685	10,130,631

Net realized and unrealized capital gains (losses) on investments	(758,718)	1,712,877	7,767,454

Increase (decrease) in net assets from operations	$2,311,620	$3,943,869	$7,604,616

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

Transamerica T. Rowe Price Small Cap VP Subaccount
Net investment income (loss)
Income:
Dividends	$—
Expenses:
Administrative, mortality and expense risk charge	336,637

Net investment income (loss)	(336,637)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	10,197,019
Cost of investments sold	14,551,692

Net realized capital gains (losses) on investments	(4,354,673)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,935,292)
End of period	6,360,791

Net change in unrealized appreciation/depreciation of investments	11,296,083

Net realized and unrealized capital gains (losses) on investments	6,941,410

Increase (decrease) in net assets from operations	$6,604,773

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Diversified Equity VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,252,642	$2,504,368	$628,697
Expenses:
Administrative, mortality and expense risk charge	1,633,133	1,245,795	1,218,979

Net investment income (loss)	(380,491)	1,258,573	(590,282)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	28,105,920	30,189,136	16,906,917
Cost of investments sold	32,305,273	59,576,822	17,309,528

Net realized capital gains (losses) on investments	(4,199,353)	(29,387,686)	(402,611)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(20,440,688)	(51,398,119)	(1,276,654)
End of period	740,112	(12,278,710)	17,840,557

Net change in unrealized appreciation/depreciation of investments	21,180,800	39,119,409	19,117,211

Net realized and unrealized capital gains (losses) on investments	16,981,447	9,731,723	18,714,600

Increase (decrease) in net assets from operations	$16,600,956	$10,990,296	$18,124,318

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

Transamerica AllianceBernstein Dynamic Allocation VP Subaccount
Net investment income (loss)
Income:
Dividends	$614,616
Expenses:
Administrative, mortality and expense risk charge	166,029

Net investment income (loss)	448,587
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	3,588,961
Cost of investments sold	5,153,409

Net realized capital gains (losses) on investments	(1,564,448)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,249,932)
End of period	(251,908)

Net change in unrealized appreciation/depreciation of investments	1,998,024

Net realized and unrealized capital gains (losses) on investments	433,576

Increase (decrease) in net assets from operations	$882,163

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica WMC Diversified Growth VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,569,493	$10,945	$4,471
Expenses:
Administrative, mortality and expense risk charge	3,957,717	458,645	1,217,709

Net investment income (loss)	(2,388,224)	(447,700)	(1,213,238)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	47,305,237	10,382,774	62,187,012
Cost of investments sold	61,040,425	13,960,048	62,187,012

Net realized capital gains (losses) on investments	(13,735,188)	(3,577,274)	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(98,589,272)	(8,520,943)	—
End of period	(37,462,616)	5,115,837	—

Net change in unrealized appreciation/depreciation of investments	61,126,656	13,636,780	—

Net realized and unrealized capital gains (losses) on investments	47,391,468	10,059,506	—

Increase (decrease) in net assets from operations	$45,003,244	$9,611,806	$(1,213,238)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

Transamerica Small/Mid Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$203,297
Expenses:
Administrative, mortality and expense risk charge	433,528

Net investment income (loss)	(230,231)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	18,033,236
Cost of investments sold	22,298,456

Net realized capital gains (losses) on investments	(4,265,220)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,663,656)
End of period	7,802,803

Net change in unrealized appreciation/depreciation of investments	11,466,459

Net realized and unrealized capital gains (losses) on investments	7,201,239

Increase (decrease) in net assets from operations	$6,971,008

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount	Transamerica Morgan Stanley Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP - SC Subaccount
Net investment income (loss)
Income:
Dividends	$714,679	$149,515	$1,976
Expenses:
Administrative, mortality and expense risk charge	318,528	1,681,480	3,088

Net investment income (loss)	396,151	(1,531,965)	(1,112)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	513,348	—	1,809
Proceeds from sales	11,195,824	24,564,119	127,863
Cost of investments sold	10,385,369	29,043,369	109,932

Net realized capital gains (losses) on investments	1,323,803	(4,479,250)	19,740
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	946,397	(29,184,745)	17,805
End of period	(135,773)	12,669,227	18,226

Net change in unrealized appreciation/depreciation of investments	(1,082,170)	41,853,972	421

Net realized and unrealized capital gains (losses) on investments	241,633	37,374,722	20,161

Increase (decrease) in net assets from operations	$637,784	$35,842,757	$19,049

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

Transamerica Index 75 VP - SC Subaccount
Net investment income (loss)
Income:
Dividends	$27,372
Expenses:
Administrative, mortality and expense risk charge	33,295

Net investment income (loss)	(5,923)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	23,261
Proceeds from sales	647,542
Cost of investments sold	677,494

Net realized capital gains (losses) on investments	(6,691)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	61,258
End of period	331,118

Net change in unrealized appreciation/depreciation of investments	269,860

Net realized and unrealized capital gains (losses) on investments	263,169

Increase (decrease) in net assets from operations	$257,246

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Multi Managed Large-Cap Core VP Subaccount	Transamerica Jennison Growth VP Subaccount (1)	Transamerica Foxhall Global Conservative VP - SC Subaccount
Net investment income (loss)
Income:
Dividends	$89,776	$5,716	$1,355
Expenses:
Administrative, mortality and expense risk charge	187,189	151,990	16,318

Net investment income (loss)	(97,413)	(146,274)	(14,963)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	790
Proceeds from sales	2,449,053	5,067,764	302,764
Cost of investments sold	1,808,457	5,436,567	318,180

Net realized capital gains (losses) on investments	640,596	(368,803)	(14,626)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,871,564	—	(955)
End of period	4,520,821	1,314,938	(58,549)

Net change in unrealized appreciation/depreciation of investments	1,649,257	1,314,938	(57,594)

Net realized and unrealized capital gains (losses) on investments	2,289,853	946,135	(72,220)

Increase (decrease) in net assets from operations	$2,192,440	$799,861	$(87,183)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Foxhall Emerging Markets/ Pacific Rim VP - SC Subaccount	Transamerica Foxhall Global Growth VP - SC Subaccount	Transamerica Foxhall Global Hard Asset VP - SC Subaccount
Net investment income (loss)
Income:
Dividends	$4,325	$5,999	$1,791
Expenses:
Administrative, mortality and expense risk charge	17,946	32,477	16,771

Net investment income (loss)	(13,621)	(26,478)	(14,980)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,499	15,583	4,277
Proceeds from sales	670,126	382,700	461,187
Cost of investments sold	696,158	382,968	478,206

Net realized capital gains (losses) on investments	(15,533)	15,315	(12,742)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,985	8,304	545
End of period	70,303	138,999	88,971

Net change in unrealized appreciation/depreciation of investments	63,318	130,695	88,426

Net realized and unrealized capital gains (losses) on investments	47,785	146,010	75,684

Increase (decrease) in net assets from operations	$34,164	$119,532	$60,704

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Hanlon Balanced VP - SC Subaccount	Transamerica Hanlon Growth VP - SC Subaccount
Net investment income (loss)
Income:
Dividends	$12,377	$8,217
Expenses:
Administrative, mortality and expense risk charge	42,192	11,133

Net investment income (loss)	(29,815)	(2,916)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,050	5,462
Proceeds from sales	1,561,617	1,656,844
Cost of investments sold	1,618,989	1,703,710

Net realized capital gains (losses) on investments	(51,322)	(41,404)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	9,143	2,160
End of period	4,600	22,163

Net change in unrealized appreciation/depreciation of investments	(4,543)	20,003

Net realized and unrealized capital gains (losses) on investments	(55,865)	(21,401)

Increase (decrease) in net assets from operations	$(85,680)	$(24,317)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Hanlon Growth and Income VP - SC Subaccount	Transamerica Hanlon Managed Income VP - SC Subaccount	Access VP High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$15,103	$19,944	$346,116
Expenses:
Administrative, mortality and expense risk charge	28,629	124,257	51,245

Net investment income (loss)	(13,526)	(104,313)	294,871
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	8,735	33,589	—
Proceeds from sales	1,034,650	5,338,965	8,577,099
Cost of investments sold	1,097,456	5,340,599	7,853,950

Net realized capital gains (losses) on investments	(54,071)	31,955	723,149
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,960	4,785	968,115
End of period	36,500	(29,975)	213,018

Net change in unrealized appreciation/depreciation of investments	31,540	(34,760)	(755,097)

Net realized and unrealized capital gains (losses) on investments	(22,531)	(2,805)	(31,948)

Increase (decrease) in net assets from operations	$(36,057)	$(107,118)	$262,923

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

ProFund VP Bull Subaccount
Net investment income (loss)
Income:
Dividends	$6,678
Expenses:
Administrative, mortality and expense risk charge	64,227

Net investment income (loss)	(57,549)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	11,387,037
Cost of investments sold	10,918,806

Net realized capital gains (losses) on investments	468,231
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	315,888
End of period	597,108

Net change in unrealized appreciation/depreciation of investments	281,220

Net realized and unrealized capital gains (losses) on investments	749,451

Increase (decrease) in net assets from operations	$691,902

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	ProFund VP Money Market Subaccount	ProFund VP NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$5,216	$—	$—
Expenses:
Administrative, mortality and expense risk charge	365,020	60,461	10,187

Net investment income (loss)	(359,804)	(60,461)	(10,187)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	101,868,301	18,200,384	3,246,380
Cost of investments sold	101,868,301	17,789,671	3,592,714

Net realized capital gains (losses) on investments	—	410,713	(346,334)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	265,398	(83,382)
End of period	—	203,164	(44,671)

Net change in unrealized appreciation/depreciation of investments	—	(62,234)	38,711

Net realized and unrealized capital gains (losses) on investments	—	348,479	(307,623)

Increase (decrease) in net assets from operations	$(359,804)	$288,018	$(317,810)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

ProFund VP Small-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$—
Expenses:
Administrative, mortality and expense risk charge	23,820

Net investment income (loss)	(23,820)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	17,117,991
Cost of investments sold	16,874,089

Net realized capital gains (losses) on investments	243,902
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	106,022
End of period	234,368

Net change in unrealized appreciation/depreciation of investments	128,346

Net realized and unrealized capital gains (losses) on investments	372,248

Increase (decrease) in net assets from operations	$348,428

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall- Cap Subaccount
Net investment income (loss)
Income:
Dividends	$6,245	$29,251	$—
Expenses:
Administrative, mortality and expense risk charge	4,868	103,714	29,920

Net investment income (loss)	1,377	(74,463)	(29,920)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	465,391	5,718,995	5,352,968
Cost of investments sold	450,979	6,094,688	5,208,857

Net realized capital gains (losses) on investments	14,412	(375,693)	144,111
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	35,910	(315,729)	232,126
End of period	16,637	1,516,993	555,683

Net change in unrealized appreciation/depreciation of investments	(19,273)	1,832,722	323,557

Net realized and unrealized capital gains (losses) on investments	(4,861)	1,457,029	467,668

Increase (decrease) in net assets from operations	$(3,484)	$1,382,566	$437,748

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

ProFund VP Utilities Subaccount
Net investment income (loss)
Income:
Dividends	$122,260
Expenses:
Administrative, mortality and expense risk charge	68,997

Net investment income (loss)	53,263
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	6,771,659
Cost of investments sold	6,618,717

Net realized capital gains (losses) on investments	152,942
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	264,359
End of period	211,996

Net change in unrealized appreciation/depreciation of investments	(52,363)

Net realized and unrealized capital gains (losses) on investments	100,579

Increase (decrease) in net assets from operations	$153,842

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	ProFund VP Consumer Services Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small-Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$48,057	$881
Expenses:
Administrative, mortality and expense risk charge	10,939	12,276	14,759

Net investment income (loss)	(10,939)	35,781	(13,878)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	1,136,782	808,468	2,728,880
Cost of investments sold	1,165,179	753,629	2,618,028

Net realized capital gains (losses) on investments	(28,397)	54,839	110,852
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,003	117,439	152,854
End of period	100,901	(4,557)	115,565

Net change in unrealized appreciation/depreciation of investments	94,898	(121,996)	(37,289)

Net realized and unrealized capital gains (losses) on investments	66,501	(67,157)	73,563

Increase (decrease) in net assets from operations	$55,562	$(31,376)	$59,685

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	7,169	166,680	38,249

Net investment income (loss)	(7,169)	(166,680)	(38,249)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	205,279	136,951
Proceeds from sales	998,245	14,490,522	9,005,222
Cost of investments sold	1,045,681	14,285,871	9,305,944

Net realized capital gains (losses) on investments	(47,436)	409,930	(163,771)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(18,242)	1,368,066	340,545
End of period	2,850	1,371,889	85,970

Net change in unrealized appreciation/depreciation of investments	21,092	3,823	(254,575)

Net realized and unrealized capital gains (losses) on investments	(26,344)	413,753	(418,346)

Increase (decrease) in net assets from operations	(33,513)	$247,073	$(456,595)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	ProFund VP Asia 30 Subaccount	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount
Net investment income (loss)
Income:
Dividends	$4,104	$—	$—
Expenses:
Administrative, mortality and expense risk charge	80,262	3,034	14,181

Net investment income (loss)	(76,158)	(3,034)	(14,181)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	5,717,044	524,275	6,983,722
Cost of investments sold	5,458,695	536,169	7,323,518

Net realized capital gains (losses) on investments	258,349	(11,894)	(339,796)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	161,550	4,872	(182,899)
End of period	419,020	409	(111,187)

Net change in unrealized appreciation/depreciation of investments	257,470	(4,463)	71,712

Net realized and unrealized capital gains (losses) on investments	515,819	(16,357)	(268,084)

Increase (decrease) in net assets from operations	$439,661	$(19,391)	$(282,265)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Financials Subaccount
Net investment income (loss)
Income:
Dividends	$10,129	$31,093	$11,425
Expenses:
Administrative, mortality and expense risk charge	30,855	79,659	44,176

Net investment income (loss)	(20,726)	(48,566)	(32,751)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	4,270,416	7,982,809	3,871,540
Cost of investments sold	4,317,122	7,419,108	3,844,739

Net realized capital gains (losses) on investments	(46,706)	563,701	26,801
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(269,488)	661,498	222,424
End of period	(185,759)	1,326,900	125,563

Net change in unrealized appreciation/depreciation of investments	83,729	665,402	(96,861)

Net realized and unrealized capital gains (losses) on investments	37,023	1,229,103	(70,060)

Increase (decrease) in net assets from operations	$16,297	$1,180,537	$(102,811)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$—	$54,637	$—
Expenses:
Administrative, mortality and expense risk charge	133,386	17,334	33,631

Net investment income (loss)	(133,386)	37,303	(33,631)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	135,447
Proceeds from sales	6,927,062	842,513	17,255,034
Cost of investments sold	5,326,028	807,153	16,845,555

Net realized capital gains (losses) on investments	1,601,034	35,360	544,926
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	882,399	6,186	163,907
End of period	2,169,835	360,050	181,350

Net change in unrealized appreciation/depreciation of investments	1,287,436	353,864	17,443

Net realized and unrealized capital gains (losses) on investments	2,888,470	389,224	562,369

Increase (decrease) in net assets from operations	$2,755,084	$426,527	$528,738

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

ProFund VP Short Emerging Markets Subaccount
Net investment income (loss)
Income:
Dividends	$—
Expenses:
Administrative, mortality and expense risk charge	7,148

Net investment income (loss)	(7,148)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	1,300,754
Cost of investments sold	1,468,427

Net realized capital gains (losses) on investments	(167,673)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(82,905)
End of period	(64,624)

Net change in unrealized appreciation/depreciation of investments	18,281

Net realized and unrealized capital gains (losses) on investments	(149,392)

Increase (decrease) in net assets from operations	$(156,540)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	ProFund VP Short International Subaccount	Fidelity VIP Contrafund® - SC II Subaccount	Fidelity VIP Equity- Income - SC II Subaccount
Net investment income (loss)
Income:
Dividends	$—	$267,401	$192,781
Expenses:
Administrative, mortality and expense risk charge	7,143	380,146	172,804

Net investment income (loss)	(7,143)	(112,745)	19,977
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	12,092	—
Proceeds from sales	827,932	6,837,338	3,679,073
Cost of investments sold	1,196,934	8,603,991	4,845,445

Net realized capital gains (losses) on investments	(369,002)	(1,754,561)	(1,166,372)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(351,397)	(8,550,962)	(4,629,987)
End of period	(71,378)	(2,746,639)	(1,933,678)

Net change in unrealized appreciation/depreciation of investments	280,019	5,804,323	2,696,309

Net realized and unrealized capital gains (losses) on investments	(88,983)	4,049,762	1,529,937

Increase (decrease) in net assets from operations	$(96,126)	$3,937,017	$1,549,914

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Growth Opportunities - SC II Subaccount	Fidelity VIP Index 500 - SC II Subaccount
Net investment income (loss)
Income:
Dividends	$—	$3,992
Expenses:
Administrative, mortality and expense risk charge	48,725	4,204

Net investment income (loss)	48,725	(212)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions		4,615
Proceeds from sales	2,044,727	26,497
Cost of investments sold	2,550,477	28,367

Net realized capital gains (losses) on investments	(505,750)	2,745
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(970,598)	(21,529)
End of period	303,611	5,112

Net change in unrealized appreciation/depreciation of investments	1,274,209	26,641

Net realized and unrealized capital gains (losses) on investments	768,459	29,386

Increase (decrease) in net assets from operations	$719,734	$29,174

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$4,156,140	$2,567,027	$2,036,043	$3,130,112
Net realized capital gains (losses) on investments	2,127,801	1,012,699	(4,453,095)	(10,859,274)
Net change in unrealized appreciation/depreciation of investments	(802,103)	2,638,281	10,726,967	31,305,361

Increase (decrease) in net assets from operations	5,481,838	6,218,007	8,309,915	23,576,199
Contract transactions
Net contract purchase payments	787,008	772,854	1,634,357	1,072,662
Transfer payments from (to) other subaccounts or general account	2,477,394	10,599,889	1,125,614	(7,802,044)
Contract terminations, withdrawals, and other deductions	(14,791,406)	(13,229,094)	(20,183,910)	(14,238,236)
Contract maintenance charges	(157,717)	(160,270)	(340,303)	(351,733)

Increase (decrease) in net assets from contract transactions	(11,684,721)	(2,016,621)	(17,764,242)	(21,319,351)

Net increase (decrease) in net assets	(6,202,883)	4,201,386	(9,454,327)	2,256,848
Net assets:
Beginning of the period	80,164,420	75,963,034	125,197,975	122,941,127

End of the period	$73,961,537	$80,164,420	$115,743,648	$125,197,975

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(464,424)	$1,675,759	$1,945,524	$4,778,610
Net realized capital gains (losses) on investments	(14,570,237)	(6,402,210)	(4,062,186)	260,750
Net change in unrealized appreciation/depreciation of investments	31,382,381	36,791,589	28,786,431	53,092,974

Increase (decrease) in net assets from operations	16,347,720	32,065,138	26,669,769	58,132,334
Contract transactions
Net contract purchase payments	2,516,642	2,139,067	4,520,266	3,090,968
Transfer payments from (to) other subaccounts or general account	(8,247,840)	(6,967,154)	(6,566,055)	(15,641,665)
Contract terminations, withdrawals, and other deductions	(17,710,582)	(10,398,068)	(33,652,125)	(25,131,107)
Contract maintenance charges	(517,372)	(552,714)	(852,520)	(897,824)

Increase (decrease) in net assets from contract transactions	(23,959,152)	(15,778,869)	(36,550,434)	(38,579,628)

Net increase (decrease) in net assets	(7,611,432)	16,286,269	(9,880,665)	19,552,706
Net assets:
Beginning of the period	144,796,048	128,509,779	272,762,010	253,209,304

End of the period	$137,184,616	$144,796,048	$262,881,345	$272,762,010

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica International Moderate Growth VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$3,348,029	$6,328,577	$93,643	$82,248
Net realized capital gains (losses) on investments	(4,916,476)	(6,533,839)	(493,223)	(1,512,892)
Net change in unrealized appreciation/depreciation of investments	20,024,314	49,353,960	1,045,614	2,952,214

Increase (decrease) in net assets from operations	18,455,867	49,148,698	646,034	1,521,570
Contract transactions
Net contract purchase payments	3,569,262	2,235,337	104,035	231,270
Transfer payments from (to) other subaccounts or general account	848,702	(6,770,374)	525,461	173,990
Contract terminations, withdrawals, and other deductions	(37,579,440)	(25,260,127)	(745,791)	(627,341)
Contract maintenance charges	(699,923)	(762,917)	(24,347)	(23,086)

Increase (decrease) in net assets from contract transactions	(33,861,399)	(30,558,081)	(140,642)	(245,167)

Net increase (decrease) in net assets	(15,405,532)	18,590,617	505,392	1,276,403
Net assets:
Beginning of the period	247,388,006	228,797,389	7,769,103	6,492,700

End of the period	$231,982,474	$247,388,006	$8,274,495	$7,769,103

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica Clarion Global Real Estate Securities VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(1,043)	$615,768	$2,049,160	$(534,208)
Net realized capital gains (losses) on investments	(5,041,301)	(10,257,741)	(13,112,434)	(16,932,785)
Net change in unrealized appreciation/depreciation of investments	9,168,241	21,889,152	16,288,120	27,991,594

Increase (decrease) in net assets from operations	4,125,897	12,247,179	5,224,846	10,524,601
Contract transactions
Net contract purchase payments	759,304	725,067	729,701	489,633
Transfer payments from (to) other subaccounts or general account	177,744	(4,741,898)	129,745	(1,516,225)
Contract terminations, withdrawals, and other deductions	(6,254,241)	(5,028,371)	(5,896,797)	(4,944,736)
Contract maintenance charges	(157,002)	(160,142)	(119,059)	(118,186)

Increase (decrease) in net assets from contract transactions	(5,474,195)	(9,205,344)	(5,156,410)	(6,089,514)

Net increase (decrease) in net assets	(1,348,298)	3,041,835	68,436	4,435,087
Net assets:
Beginning of the period	54,905,876	51,864,041	45,224,219	40,789,132

End of the period	$53,557,578	$54,905,876	$45,292,655	$45,224,219

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Federated Market Opportunity VP Subaccount		Transamerica JPMorgan Mid Cap Value VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,934,296	$1,874,222	$78,635	$66,561
Net realized capital gains (losses) on investments	(6,364,362)	5,408,932	(464,832)	(1,241,106)
Net change in unrealized appreciation/depreciation of investments	3,205,116	(4,532,029)	3,919,274	4,785,285

Increase (decrease) in net assets from operations	(1,224,950)	2,751,125	3,533,077	3,610,740
Contract transactions
Net contract purchase payments	1,186,779	949,015	3,191	57,515
Transfer payments from (to) other subaccounts or general account	(9,040,250)	(5,119,710)	(884,799)	(1,477,000)
Contract terminations, withdrawals, and other deductions	(11,204,742)	(12,682,026)	(1,926,940)	(1,752,947)
Contract maintenance charges	(220,839)	(305,980)	(54,851)	(55,969)

Increase (decrease) in net assets from contract transactions	(19,279,052)	(17,158,701)	(2,863,399)	(3,228,401)

Net increase (decrease) in net assets	(20,504,002)	(14,407,576)	669,678	382,339
Net assets:
Beginning of the period	97,393,233	111,800,809	18,374,400	17,992,061

End of the period	$76,889,231	$97,393,233	$19,044,078	$18,374,400

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount		Transamerica BlackRock Large Cap Value VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$8,367	$31,394	$(439,761)	$22,346
Net realized capital gains (losses) on investments	(986,286)	(1,045,017)	(7,629,412)	(6,521,730)
Net change in unrealized appreciation/depreciation of investments	1,906,781	2,189,484	12,850,664	11,315,923

Increase (decrease) in net assets from operations	928,862	1,175,861	4,781,491	4,816,539
Contract transactions
Net contract purchase payments	133,061	473,401	2,083,221	515,001
Transfer payments from (to) other subaccounts or general account	2,744,171	(443,061)	28,312,310	14,989,260
Contract terminations, withdrawals, and other deductions	(793,081)	(632,959)	(10,263,730)	(5,248,868)
Contract maintenance charges	(27,463)	(14,401)	(206,196)	(136,905)

Increase (decrease) in net assets from contract transactions	2,056,688	(617,020)	19,925,605	10,118,488

Net increase (decrease) in net assets	2,985,550	558,841	24,707,096	14,935,027
Net assets:
Beginning of the period	5,566,176	5,007,335	61,049,942	46,114,915

End of the period	$8,551,726	$5,566,176	$85,757,038	$61,049,942

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica AEGON High Yield Bond VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$3,070,338	$1,390,229	$2,230,992	$3,042,579
Net realized capital gains (losses) on investments	2,624,969	(591,971)	391,192	1,443,627
Net change in unrealized appreciation/depreciation of investments	(3,383,687)	4,952,648	1,321,685	3,415,220

Increase (decrease) in net assets from operations	2,311,620	5,750,906	3,943,869	7,901,426
Contract transactions
Net contract purchase payments	113,858	64,553	1,671,461	554,554
Transfer payments from (to) other subaccounts or general account	9,449,263	12,582,427	12,385,758	16,126,467
Contract terminations, withdrawals, and other deductions	(4,368,560)	(2,162,934)	(11,257,852)	(8,218,965)
Contract maintenance charges	(48,892)	(32,582)	(209,610)	(175,602)

Increase (decrease) in net assets from contract transactions	5,145,669	10,451,464	2,589,757	8,286,454

Net increase (decrease) in net assets	7,457,289	16,202,370	6,533,626	16,187,880
Net assets:
Beginning of the period	21,867,223	5,664,853	65,766,057	49,578,177

End of the period	$29,324,512	$21,867,223	$72,299,683	$65,766,057

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Focus VP Subaccount		Transamerica T. Rowe Price Small Cap VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(162,838)	$350,318	$(336,637)	$(273,106)
Net realized capital gains (losses) on investments	(2,363,177)	(4,697,432)	(4,354,673)	(4,365,798)
Net change in unrealized appreciation/depreciation of investments	10,130,631	11,221,595	11,296,083	10,867,117

Increase (decrease) in net assets from operations	7,604,616	6,874,481	6,604,773	6,228,213
Contract transactions
Net contract purchase payments	574,158	320,464	387,166	173,582
Transfer payments from (to) other subaccounts or general account	650,603	(2,235,914)	3,309,696	718,338
Contract terminations, withdrawals, and other deductions	(3,849,183)	(3,658,448)	(3,038,151)	(2,013,315)
Contract maintenance charges	(99,925)	(103,266)	(72,579)	(67,929)

Increase (decrease) in net assets from contract transactions	(2,724,347)	(5,677,164)	586,132	(1,189,324)

Net increase (decrease) in net assets	4,880,269	1,197,317	7,190,905	5,038,889
Net assets:
Beginning of the period	32,581,427	31,384,110	23,170,122	18,131,233

End of the period	$37,461,696	$32,581,427	$30,361,027	$23,170,122

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Diversified Equity VP Subaccount		Transamerica Third Avenue Value VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(380,491)	$158,980	$1,258,573	$(1,272,484)
Net realized capital gains (losses) on investments	(4,199,353)	(7,173,004)	(29,387,686)	(15,618,654)
Net change in unrealized appreciation/depreciation of investments	21,180,800	31,907,586	39,119,409	43,024,807

Increase (decrease) in net assets from operations	16,600,956	24,893,562	10,990,296	26,133,669
Contract transactions
Net contract purchase payments	2,238,371	1,048,048	1,849,342	959,562
Transfer payments from (to) other subaccounts or general account	15,426,593	(4,870,599)	(11,617,036)	(6,258,882)
Contract terminations, withdrawals, and other deductions	(16,746,922)	(10,769,664)	(12,908,462)	(10,781,016)
Contract maintenance charges	(264,202)	(262,100)	(248,572)	(269,051)

Increase (decrease) in net assets from contract transactions	653,840	(14,854,315)	(22,924,728)	(16,349,387)

Net increase (decrease) in net assets	17,254,796	10,039,247	(11,934,432)	9,784,282
Net assets:
Beginning of the period	117,672,055	107,632,808	102,001,543	92,217,261

End of the period	$134,926,851	$117,672,055	$90,067,111	$102,001,543

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Balanced VP Subaccount		Transamerica AllianceBernstein Dynamic Allocation VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(590,282)	$55,046	$448,587	$196,561
Net realized capital gains (losses) on investments	(402,611)	(808,476)	(1,564,448)	(1,394,096)
Net change in unrealized appreciation/depreciation of investments	19,117,211	3,382,914	1,998,024	3,448,315

Increase (decrease) in net assets from operations	18,124,318	2,629,484	882,163	2,250,780
Contract transactions
Net contract purchase payments	1,756,418	138,835	167,260	86,096
Transfer payments from (to) other subaccounts or general account	119,020,906	1,150,820	1,839,086	2,097,103
Contract terminations, withdrawals, and other deductions	(12,769,319)	(1,198,786)	(1,513,139)	(1,155,727)
Contract maintenance charges	(170,759)	(37,933)	(37,724)	(29,681)

Increase (decrease) in net assets from contract transactions	107,837,246	52,936	455,483	997,791

Net increase (decrease) in net assets	125,961,564	2,682,420	1,337,646	3,248,571
Net assets:
Beginning of the period	12,942,351	10,259,931	11,075,967	7,827,396

End of the period	$138,903,915	$12,942,351	$12,413,613	$11,075,967

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica WMC Diversified Growth VP Subaccount		Transamerica Growth Opportunities VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(2,388,224)	$(1,087,672)	$(447,700)	$(306,156)
Net realized capital gains (losses) on investments	(13,735,188)	(27,214,021)	(3,577,274)	(5,816,350)
Net change in unrealized appreciation/depreciation of investments	61,126,656	96,350,028	13,636,780	14,901,997

Increase (decrease) in net assets from operations	45,003,244	68,048,335	9,611,806	8,779,491
Contract transactions
Net contract purchase payments	5,065,996	3,286,525	392,489	444,267
Transfer payments from (to) other subaccounts or general account	(7,812,227)	(12,921,896)	1,465,789	(1,394,436)
Contract terminations, withdrawals, and other deductions	(36,366,360)	(27,477,691)	(4,605,522)	(3,248,071)
Contract maintenance charges	(713,228)	(772,436)	(90,703)	(93,449)

Increase (decrease) in net assets from contract transactions	(39,825,819)	(37,885,498)	(2,837,947)	(4,291,689)

Net increase (decrease) in net assets	5,177,425	30,162,837	6,773,859	4,487,802
Net assets:
Beginning of the period	310,379,271	280,216,434	33,397,391	28,909,589

End of the period	$315,556,696	$310,379,271	$40,171,250	$33,397,391

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Money Market VP Subaccount		Transamerica Small/Mid Cap Value VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(1,213,238)	$(1,518,790)	$(230,231)	$475,658
Net realized capital gains (losses) on investments	—	—	(4,265,220)	(7,488,877)
Net change in unrealized appreciation/depreciation of investments	—	—	11,466,459	15,890,262

Increase (decrease) in net assets from operations	(1,213,238)	(1,518,790)	6,971,008	8,877,043
Contract transactions
Net contract purchase payments	3,662,601	3,385,992	415,811	362,578
Transfer payments from (to) other subaccounts or general account	7,382,867	(35,360,567)	996,907	516,351
Contract terminations, withdrawals, and other deductions	(26,964,621)	(38,734,148)	(4,643,759)	(2,799,603)
Contract maintenance charges	(244,519)	(297,772)	(80,482)	(79,678)

Increase (decrease) in net assets from contract transactions	(16,163,672)	(71,006,495)	(3,311,523)	(2,000,352)

Net increase (decrease) in net assets	(17,376,910)	(72,525,285)	3,659,485	6,876,691
Net assets:
Beginning of the period	95,663,650	168,188,935	31,539,154	24,662,463

End of the period	$78,286,740	$95,663,650	$35,198,639	$31,539,154

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount		Transamerica Morgan Stanley Mid-Cap Growth VP Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$396,151	$259,495	$(1,531,965)	$(1,321,762)
Net realized capital gains (losses) on investments	1,323,803	843,508	(4,479,250)	(11,182,455)
Net change in unrealized appreciation/depreciation of investments	(1,082,170)	(256,311)	41,853,972	58,111,416

Increase (decrease) in net assets from operations	637,784	846,692	35,842,757	45,607,199
Contract transactions
Net contract purchase payments	392,877	331,162	1,512,922	1,129,705
Transfer payments from (to) other subaccounts or general account	3,636,405	(6,220,591)	(225,499)	(119,709)
Contract terminations, withdrawals, and other deductions	(4,694,273)	(5,049,646)	(15,639,870)	(10,561,580)
Contract maintenance charges	(63,868)	(86,722)	(301,999)	(276,695)

Increase (decrease) in net assets from contract transactions	(728,859)	(11,025,797)	(14,654,446)	(9,828,279)

Net increase (decrease) in net assets	(91,075)	(10,179,105)	21,188,311	35,778,920
Net assets:
Beginning of the period	22,271,277	32,450,382	120,275,016	84,496,096

End of the period	$22,180,202	$22,271,277	$141,463,327	$120,275,016

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 50 VP - SC Subaccount		Transamerica Index 75 VP - SC Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(1,112)	$(1,284)	$(5,923)	$(14,820)
Net realized capital gains (losses) on investments	19,740	12,345	(6,691)	(82,981)
Net change in unrealized appreciation/depreciation of investments	421	18,653	269,860	455,409

Increase (decrease) in net assets from operations	19,049	29,714	257,246	357,608
Contract transactions
Net contract purchase payments	—	1,133	98,305	13,120
Transfer payments from (to) other subaccounts or general account	286,644	125,444	510,932	777,130
Contract terminations, withdrawals, and other deductions	(5,529)	(7,059)	(376,766)	(117,123)
Contract maintenance charges	(1,764)	(255)	(7,588)	(6,483)

Increase (decrease) in net assets from contract transactions	279,351	119,263	224,883	666,644

Net increase (decrease) in net assets	298,400	148,977	482,129	1,024,252
Net assets:
Beginning of the period	157,399	8,422	2,102,979	1,078,727

End of the period	$455,799	$157,399	$2,585,108	$2,102,979

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Multi Managed Large-Cap Core VP Subaccount		Transamerica Jennison Growth VP Subaccount
	2010	2009 (1)	2010 (1)
Operations
Net investment income (loss)	$(97,413)	$(21,265)	$(146,274)
Net realized capital gains (losses) on investments	640,596	259,241	(368,803)
Net change in unrealized appreciation/depreciation of investments	1,649,257	2,871,564	1,314,938

Increase (decrease) in net assets from operations	2,192,440	3,109,540	799,861
Contract transactions
Net contract purchase payments	99,549	39,295	128,256
Transfer payments from (to) other subaccounts or general account	744,354	10,345,719	16,879,100
Contract terminations, withdrawals, and other deductions	(1,075,137)	(575,912)	(1,140,247)
Contract maintenance charges	(37,432)	(17,700)	(29,152)

Increase (decrease) in net assets from contract transactions	(268,666)	9,791,402	15,837,957

Net increase (decrease) in net assets	1,923,774	12,900,942	16,637,818
Net assets:
Beginning of the period	12,900,942	—	—

End of the period	$14,824,716	$12,900,942	$16,637,818

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Global Conservative VP - SC Subaccount		Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount
	2010	2009 (1)	2010	2009 (1)
Operations
Net investment income (loss)	$(14,963)	$(167)	$(13,621)	$(454)
Net realized capital gains (losses) on investments	(14,626)	—	(15,533)	22
Net change in unrealized appreciation/depreciation of investments	(57,594)	(955)	63,318	6,985

Increase (decrease) in net assets from operations	(87,183)	(1,122)	34,164	6,553
Contract transactions
Net contract purchase payments	10,193	—	39,737	—
Transfer payments from (to) other subaccounts or general account	1,112,996	391,966	896,180	701,968
Contract terminations, withdrawals, and other deductions	(126,215)	—	(158,725)	(219)
Contract maintenance charges	(2,843)	—	(3,610)	(139)

Increase (decrease) in net assets from contract transactions	994,131	391,966	773,582	701,610

Net increase (decrease) in net assets	906,948	390,844	807,746	708,163
Net assets:
Beginning of the period	390,844	—	708,163	—

End of the period	$1,297,792	$390,844	$1,515,909	$708,163

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Global Growth VP - SC Subaccount		Transamerica Foxhall Global Hard Asset VP - SC Subaccount
	2010	2009 (1)	2010	2009 (1)
Operations
Net investment income (loss)	$(26,478)	$(825)	$(14,980)	$(417)
Net realized capital gains (losses) on investments	15,315	2	(12,742)	(24)
Net change in unrealized appreciation/depreciation of investments	130,695	8,304	88,426	545

Increase (decrease) in net assets from operations	119,532	7,481	60,704	104
Contract transactions
Net contract purchase payments	110,643	—	35,411	—
Transfer payments from (to) other subaccounts or general account	1,958,740	718,081	1,172,257	561,350
Contract terminations, withdrawals, and other deductions	(87,478)	(2,540)	(168,419)	—
Contract maintenance charges	(10,162)	(21)	(2,916)	(122)

Increase (decrease) in net assets from contract transactions	1,971,743	715,520	1,036,333	561,228

Net increase (decrease) in net assets	2,091,275	723,001	1,097,037	561,332
Net assets:
Beginning of the period	723,001	—	561,332	—

End of the period	$2,814,276	$723,001	$1,658,369	$561,332

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Balanced VP - SC Subaccount		Transamerica Hanlon Growth VP - SC Subaccount
	2010	2009 (1)	2010	2009 (1)
Operations
Net investment income (loss)	$(29,815)	$(491)	$(2,916)	$(109)
Net realized capital gains (losses) on investments	(51,322)	8	(41,404)	2
Net change in unrealized appreciation/depreciation of investments	(4,543)	9,143	20,003	2,160

Increase (decrease) in net assets from operations	(85,680)	8,660	(24,317)	2,053
Contract transactions
Net contract purchase payments	54,300	—	31,259	—
Transfer payments from (to) other subaccounts or general account	3,440,072	498,057	870,974	160,818
Contract terminations, withdrawals, and other deductions	(368,709)	—	(218,969)	(40)
Contract maintenance charges	(5,508)	(270)	(3,544)	(12)

Increase (decrease) in net assets from contract transactions	3,120,155	497,787	679,720	160,766

Net increase (decrease) in net assets	3,034,475	506,447	655,403	162,819
Net assets:
Beginning of the period	506,447	—	162,819	—

End of the period	$3,540,922	$506,447	$818,222	$162,819

See accompanying notes

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Growth and Income VP - SC Subaccount		Transamerica Hanlon Managed Income VP - SC Subaccount
	2010	2009 (1)	2010	2009
Operations
Net investment income (loss)	$(13,526)	$(245)	$(104,313)	$(1,994)
Net realized capital gains (losses) on investments	(54,071)	4	31,955	179
Net change in unrealized appreciation/depreciation of investments	31,540	4,960	(34,760)	4,785

Increase (decrease) in net assets from operations	(36,057)	4,719	(107,118)	2,970
Contract transactions
Net contract purchase payments	129,021	—	444,531	92
Transfer payments from (to) other subaccounts or general account	2,071,546	338,182	9,080,736	2,773,667
Contract terminations, withdrawals, and other deductions	(142,033)	(2,540)	(1,929,236)	(13,927)
Contract maintenance charges	(6,280)	(8)	(27,555)	(43)

Increase (decrease) in net assets from contract transactions	2,052,254	335,634	7,568,476	2,759,789

Net increase (decrease) in net assets	2,016,197	340,353	7,461,358	2,762,759
Net assets:
Beginning of the period	340,353	—	2,762,759	—

End of the period	$2,356,550	$340,353	$10,224,117	$2,762,759

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Access VP High Yield Subaccount		ProFund VP Bull Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$294,871	$400,815	$(57,549)	$(2,348)
Net realized capital gains (losses) on investments	723,149	(371,237)	468,231	574,934
Net change in unrealized appreciation/depreciation of investments	(755,097)	943,502	281,220	289,580

Increase (decrease) in net assets from operations	262,923	973,080	691,902	862,166
Contract transactions
Net contract purchase payments	42,196	6,310	83,512	24,233
Transfer payments from (to) other subaccounts or general account	(4,143,470)	(656,005)	(3,098,811)	6,618,994
Contract terminations, withdrawals, and other deductions	(526,856)	(1,066,340)	(1,356,394)	(829,534)
Contract maintenance charges	(11,213)	(10,278)	(9,261)	(6,556)

Increase (decrease) in net assets from contract transactions	(4,639,343)	(1,726,313)	(4,380,954)	5,807,137

Net increase (decrease) in net assets	(4,376,420)	(753,233)	(3,689,052)	6,669,303
Net assets:
Beginning of the period	8,198,167	8,951,400	7,696,051	1,026,748

End of the period	$3,821,747	$8,198,167	$4,006,999	$7,696,051

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Money Market Subaccount		ProFund VP NASDAQ-100 Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(359,804)	$(376,767)	$(60,461)	$(34,501)
Net realized capital gains (losses) on investments	—	—	410,713	696,733
Net change in unrealized appreciation/depreciation of investments	—	—	(62,234)	309,758

Increase (decrease) in net assets from operations	(359,804)	(376,767)	288,018	971,990
Contract transactions
Net contract purchase payments	485,277	302,685	54,946	61,050
Transfer payments from (to) other subaccounts or general account	(3,963,001)	(2,646,403)	2,377,964	1,949,249
Contract terminations, withdrawals, and other deductions	(5,056,637)	(6,499,167)	(473,932)	(216,514)
Contract maintenance charges	(83,952)	(72,591)	(14,259)	(7,308)

Increase (decrease) in net assets from contract transactions	(8,618,313)	(8,915,476)	1,944,719	1,786,477

Net increase (decrease) in net assets	(8,978,117)	(9,292,243)	2,232,737	2,758,467
Net assets:
Beginning of the period	18,791,752	28,083,995	3,536,691	778,224

End of the period	$9,813,635	$18,791,752	$5,769,428	$3,536,691

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Short Small-Cap Subaccount		ProFund VP Small-Cap Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(10,187)	$(11,936)	$(23,820)	$(20,623)
Net realized capital gains (losses) on investments	(346,334)	(405,861)	243,902	148,239
Net change in unrealized appreciation/depreciation of investments	38,711	(82,359)	128,346	143,352

Increase (decrease) in net assets from operations	(317,810)	(500,156)	348,428	270,968
Contract transactions
Net contract purchase payments	2,504	14,121	23,470	16,198
Transfer payments from (to) other subaccounts or general account	(238,252)	(50,712)	4,334,903	372,758
Contract terminations, withdrawals, and other deductions	(133,918)	(66,694)	(426,777)	(163,027)
Contract maintenance charges	(1,788)	(2,790)	(6,757)	(5,226)

Increase (decrease) in net assets from contract transactions	(371,454)	(106,075)	3,924,839	220,703

Net increase (decrease) in net assets	(689,264)	(606,231)	4,273,267	491,671
Net assets:
Beginning of the period	972,429	1,578,660	1,631,864	1,140,193

End of the period	$283,165	$972,429	$5,905,131	$1,631,864

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Europe 30 Subaccount		ProFund VP Oil & Gas Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,377	$5,203	$(74,463)	$(78,665)
Net realized capital gains (losses) on investments	14,412	(136,266)	(375,693)	(1,287,549)
Net change in unrealized appreciation/depreciation of investments	(19,273)	165,796	1,832,722	2,015,241

Increase (decrease) in net assets from operations	(3,484)	34,733	1,382,566	649,027
Contract transactions
Net contract purchase payments	10,940	1,116	97,297	81,731
Transfer payments from (to) other subaccounts or general account	(144,595)	(23,432)	3,543,920	3,076,813
Contract terminations, withdrawals, and other deductions	(46,245)	(37,836)	(847,349)	(528,661)
Contract maintenance charges	(1,897)	(1,843)	(29,526)	(22,276)

Increase (decrease) in net assets from contract transactions	(181,797)	(61,995)	2,764,342	2,607,607

Net increase (decrease) in net assets	(185,281)	(27,262)	4,146,908	3,256,634
Net assets:
Beginning of the period	525,522	552,784	7,577,975	4,321,341

End of the period	$340,241	$525,522	$11,724,883	$7,577,975

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP UltraSmall-Cap Subaccount		ProFund VP Utilities Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(29,920)	$(13,104)	$53,263	$53,271
Net realized capital gains (losses) on investments	144,111	90,013	152,942	(388,508)
Net change in unrealized appreciation/depreciation of investments	323,557	180,026	(52,363)	612,196

Increase (decrease) in net assets from operations	437,748	256,935	153,842	276,959
Contract transactions
Net contract purchase payments	64,241	4,895	77,880	12,248
Transfer payments from (to) other subaccounts or general account	828,167	972,834	(2,511,430)	5,297,668
Contract terminations, withdrawals, and other deductions	(242,253)	(156,316)	(518,144)	(279,032)
Contract maintenance charges	(6,413)	(3,653)	(21,546)	(7,449)

Increase (decrease) in net assets from contract transactions	643,742	817,760	(2,973,240)	5,023,435

Net increase (decrease) in net assets	1,081,490	1,074,695	(2,819,398)	5,300,394
Net assets:
Beginning of the period	1,772,706	698,011	7,033,307	1,732,913

End of the period	$2,854,196	$1,772,706	$4,213,909	$7,033,307

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Consumer Services Subaccount		ProFund VP Pharmaceuticals Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(10,939)	$(2,152)	$35,781	$26,532
Net realized capital gains (losses) on investments	(28,397)	16,514	54,839	(439,916)
Net change in unrealized appreciation/depreciation of investments	94,898	17,796	(121,996)	351,045

Increase (decrease) in net assets from operations	55,562	32,158	(31,376)	(62,339)
Contract transactions
Net contract purchase payments	27,291	312	16,845	27,270
Transfer payments from (to) other subaccounts or general account	3,573,005	34,186	15,560	(1,304,317)
Contract terminations, withdrawals, and other deductions	(84,180)	(10,982)	(60,225)	(212,263)
Contract maintenance charges	(1,611)	(1,467)	(3,319)	(10,551)

Increase (decrease) in net assets from contract transactions	3,514,505	22,049	(31,139)	(1,499,861)

Net increase (decrease) in net assets	3,570,067	54,207	(62,515)	(1,562,200)
Net assets:
Beginning of the period	97,962	43,755	857,334	2,419,534

End of the period	$3,668,029	$97,962	$794,819	$857,334

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Small-Cap Value		ProFund VP Falling US Dollar
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(13,878)	$(11,711)	$(7,169)	$10,819
Net realized capital gains (losses) on investments	110,852	(75,034)	(47,436)	(66,678)
Net change in unrealized appreciation/ depreciation of investments	(37,289)	271,180	21,092	52,628

Increase (decrease) in net assets from operations	59,685	184,435	(33,513)	(3,231)
Contract transactions
Net contract purchase payments	2,476	65,805	9,928	1,900
Transfer payments from (to) other subaccounts or general account	(778,960)	965,090	(94,956)	(114,131)
Contract terminations, withdrawals, and other deductions	(160,066)	(141,797)	(151,436)	(37,620)
Contract maintenance charges	(3,381)	(2,644)	(2,234)	(1,684)

Increase (decrease) in net assets from contract transactions	(939,931)	886,454	(238,698)	(151,535)

Net increase (decrease) in net assets	(880,246)	1,070,889	(272,211)	(154,766)
Net assets:
Beginning of the period	1,657,473	586,584	661,187	815,953

End of the period	$777,227	$1,657,473	$388,976	$661,187

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Emerging Markets		ProFund VP International
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(166,680)	$(81,926)	$(38,249)	$(30,786)
Net realized capital gains (losses) on investments	409,930	585,370	(163,771)	280,628
Net change in unrealized appreciation/depreciation of investments	3,823	1,711,468	(254,575)	358,640

Increase (decrease) in net assets from operations	247,073	2,214,912	(456,595)	608,482
Contract transactions
Net contract purchase payments	183,402	95,380	35,962	16,610
Transfer payments from (to) other subaccounts or general account	2,544,825	9,938,537	1,862,994	2,971,331
Contract terminations, withdrawals, and other deductions	(1,930,605)	(843,526)	(678,173)	(409,767)
Contract maintenance charges	(34,366)	(19,707)	(6,732)	(5,809)

Increase (decrease) in net assets from contract transactions	763,256	9,170,684	1,214,051	2,572,365

Net increase (decrease) in net assets	1,010,329	11,385,596	757,456	3,180,847
Net assets:
Beginning of the period	13,741,556	2,355,960	3,569,383	388,536

End of the period	$14,751,885	$13,741,556	$4,326,839	$3,569,383

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Asia 30		ProFund VP Japan
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(76,158)	$(13,658)	$(3,034)	$(1,179)
Net realized capital gains (losses) on investments	258,349	(86,857)	(11,894)	29,421
Net change in unrealized appreciation/depreciation of investments	257,470	1,325,760	(4,463)	21,889

Increase (decrease) in net assets from operations	439,661	1,225,245	(19,391)	50,131
Contract transactions
Net contract purchase payments	59,444	20,127	99	—
Transfer payments from (to) other subaccounts or general account	766,066	2,511,533	(42,531)	17,981
Contract terminations, withdrawals, and other deductions	(496,683)	(330,445)	(5,090)	(6,502)
Contract maintenance charges	(19,733)	(13,801)	(135)	(36)

Increase (decrease) in net assets from contract transactions	309,094	2,187,414	(47,657)	11,443

Net increase (decrease) in net assets	748,755	3,412,659	(67,048)	61,574
Net assets:
Beginning of the period	5,665,586	2,252,927	101,037	39,463

End of the period	$6,414,341	$5,665,586	$33,989	$101,037

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Short NASDAQ-100		ProFund VP U.S. Government Plus
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(14,181)	$(11,260)	$(20,726)	$(43,142)
Net realized capital gains (losses) on investments	(339,796)	(347,303)	(46,706)	(156,707)
Net change in unrealized appreciation/depreciation of investments	71,712	(204,059)	83,729	(1,877,321)

Increase (decrease) in net assets from operations	(282,265)	(562,622)	16,297	(2,077,170)
Contract transactions
Net contract purchase payments	11,030	22,581	11,379	10,689
Transfer payments from (to) other subaccounts or general account	501,808	(219,018)	1,312,538	(3,278,712)
Contract terminations, withdrawals, and other deductions	(49,104)	(101,376)	(792,286)	(677,111)
Contract maintenance charges	(3,169)	(4,699)	(4,807)	(10,550)

Increase (decrease) in net assets from contract transactions	460,565	(302,512)	526,824	(3,955,684)

Net increase (decrease) in net assets	178,300	(865,134)	543,121	(6,032,854)
Net assets:
Beginning of the period	618,831	1,483,965	1,315,086	7,347,940

End of the period	$797,131	$618,831	$1,858,207	$1,315,086

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Basic Materials		ProFund VP Financials
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(48,566)	$(21,708)	$(32,751)	$12,459
Net realized capital gains (losses) on investments	563,701	(1,019,197)	26,801	(185,796)
Net change in unrealized appreciation/depreciation of investments	665,402	2,447,847	(96,861)	617,566

Increase (decrease) in net assets from operations	1,180,537	1,406,942	(102,811)	444,229
Contract transactions
Net contract purchase payments	51,131	22,710	58,719	28,633
Transfer payments from (to) other subaccounts or general account	3,862,630	2,593,963	405,818	797,586
Contract terminations, withdrawals, and other deductions	(665,085)	(333,816)	(298,917)	(108,883)
Contract maintenance charges	(16,152)	(11,031)	(15,337)	(6,285)

Increase (decrease) in net assets from contract transactions	3,232,524	2,271,826	150,283	711,051

Net increase (decrease) in net assets	4,413,061	3,678,768	47,472	1,155,280
Net assets:
Beginning of the period	5,545,293	1,866,525	2,189,669	1,034,389

End of the period	$9,958,354	$5,545,293	$2,237,141	$2,189,669

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Precious Metals Subaccount		ProFund VP Telecommunications Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(133,386)	$(35,064)	$37,303	$11,973
Net realized capital gains (losses) on investments	1,601,034	(1,050,621)	35,360	(12,496)
Net change in unrealized appreciation/depreciation of investments	1,287,436	2,266,899	353,864	(15,919)

Increase (decrease) in net assets from operations	2,755,084	1,181,214	426,527	(16,442)
Contract transactions
Net contract purchase payments	102,122	57,537	3,772	1,871
Transfer payments from (to) other subaccounts or general account	1,441,296	2,857,565	1,505,485	(335,777)
Contract terminations, withdrawals, and other deductions	(843,470)	(783,050)	(106,457)	(14,885)
Contract maintenance charges	(38,157)	(21,840)	(4,186)	(843)

Increase (decrease) in net assets from contract transactions	661,791	2,110,212	1,398,614	(349,634)

Net increase (decrease) in net assets	3,416,875	3,291,426	1,825,141	(366,076)
Net assets:
Beginning of the period	8,029,177	4,737,751	230,306	596,382

End of the period	$11,446,052	$8,029,177	$2,055,447	$230,306

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Mid-Cap Subaccount		ProFund VP Short Emerging Markets Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(33,631)	$(16,595)	$(7,148)	$(11,630)
Net realized capital gains (losses) on investments	544,926	(77,652)	(167,673)	(838,452)
Net change in unrealized appreciation/depreciation of investments	17,443	349,567	18,281	174,326

Increase (decrease) in net assets from operations	528,738	255,320	(156,540)	(675,756)
Contract transactions
Net contract purchase payments	36,019	9,429	5,477	13,939
Transfer payments from (to) other subaccounts or general account	1,170,092	1,882,873	299,192	(396,381)
Contract terminations, withdrawals, and other deductions	(399,607)	(189,537)	(34,531)	(73,955)
Contract maintenance charges	(7,648)	(2,832)	(1,654)	(3,431)

Increase (decrease) in net assets from contract transactions	798,856	1,699,933	268,484	(459,828)

Net increase (decrease) in net assets	1,327,594	1,955,253	111,944	(1,135,584)
Net assets:
Beginning of the period	2,577,703	622,450	290,588	1,426,172

End of the period	$3,905,297	$2,577,703	$402,532	$290,588

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Short International Subaccount		Fidelity VIP Contrafund® - SC II Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(7,143)	$(26,032)	$(112,745)	$(59,437)
Net realized capital gains (losses) on investments	(369,002)	(657,201)	(1,754,561)	(2,359,810)
Net change in unrealized appreciation/depreciation of investments	280,019	(121,685)	5,804,323	9,919,273

Increase (decrease) in net assets from operations	(96,126)	(804,918)	3,937,017	7,500,026
Contract transactions
Net contract purchase payments	10,604	22,439	689,298	254,953
Transfer payments from (to) other subaccounts or general account	(420,415)	(375,994)	(1,992,755)	(1,003,421)
Contract terminations, withdrawals, and other deductions	(39,357)	(174,524)	(3,318,290)	(1,917,150)
Contract maintenance charges	(1,544)	(8,409)	(84,127)	(91,165)

Increase (decrease) in net assets from contract transactions	(450,712)	(536,488)	(4,705,874)	(2,756,783)

Net increase (decrease) in net assets	(546,838)	(1,341,406)	(768,857)	4,743,243
Net assets:
Beginning of the period	856,218	2,197,624	29,369,358	24,626,115

End of the period	$309,380	$856,218	$28,600,501	$29,369,358

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Equity-Income - SC II Subaccount		Fidelity VIP Growth Opportunities - SC II Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$19,977	$77,036	$(48,725)	$(37,619)
Net realized capital gains (losses) on investments	(1,166,372)	(1,796,403)	(505,750)	(544,346)
Net change in unrealized appreciation/depreciation of investments	2,696,309	4,747,386	1,274,209	1,803,405

Increase (decrease) in net assets from operations	1,549,914	3,028,019	719,734	1,221,440
Contract transactions
Net contract purchase payments	714,227	238,602	43,555	62,194
Transfer payments from (to) other subaccounts or general account	(278,242)	(724,530)	(696,260)	367,223
Contract terminations, withdrawals, and other deductions	(2,619,127)	(1,128,883)	(547,276)	(338,753)
Contract maintenance charges	(37,663)	(40,155)	(10,616)	(10,817)

Increase (decrease) in net assets from contract transactions	(2,220,805)	(1,654,966)	(1,210,597)	79,847

Net increase (decrease) in net assets	(670,891)	1,373,053	(490,863)	1,301,287
Net assets:
Beginning of the period	13,263,253	11,890,200	4,058,057	2,756,770

End of the period	$12,592,362	$13,263,253	$3,567,194	$4,058,057

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Index 500 - SC II Subaccount
	2010	2009
Operations
Net investment income (loss)	$(212)	$1,192
Net realized capital gains (losses) on investments	2,745	1,485
Net change in unrealized appreciation/depreciation of investments	26,641	46,466

Increase (decrease) in net assets from operations	29,174	49,143
Contract transactions
Net contract purchase payments	—	2,608
Transfer payments from (to) other subaccounts or general account	1	(5)
Contract terminations, withdrawals, and other deductions	(22,277)	(12,130)
Contract maintenance charges	(17)	(17)

Increase (decrease) in net assets from contract transactions	(22,293)	(9,544)

Net increase (decrease) in net assets	6,881	39,599
Net assets:
Beginning of the period	241,815	202,216

End of the period	$248,696	$241,815

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

WRL Series Annuity Account (the Separate Account) is a segregated investment account of Western Reserve Life Assurance Co. of Ohio (WRL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Attainer®, WRL Freedon Premier®, WRL Freedom Conqueror®, WRL Freedom Wealth Creator®, WRL Freedom Access®, WRL Freedom Enhancer®, WRL Freedom Bellwether®, and WRL Freedom Variable Annuity.

Subaccount Investment by Mutual Fund:

Transamerica Series Trust - Initial

Transamerica JPMorgan Core Bond VP - Initial Class

Transamerica Asset Allocation - Conservative VP - Initial Class

Transamerica Asset Allocation - Growth VP - Initial Class

Transamerica Asset Allocation - Moderate Growth VP - Initial Class

Transamerica Asset Allocation - Moderate VP - Initial Class

Transamerica International Moderate Growth VP - Initial Class

Transamerica MFS International Equity VP - Initial Class

Transamerica Clarion Global Real Estate Securities VP - Initial Class

Transamerica Federated Market Opportunity VP - Initial Class

Transamerica JPMorgan Mid Cap Value VP - Initial Class

Transamerica JPMorgan Enhanced Index VP - Initial Class

Transamerica BlackRock Large Cap Value VP - Initial Class

Transamerica AEGON High Yield Bond VP - Initial Class

Transamerica PIMCO Total Return VP - Initial Class

Transamerica Focus VP - Initial Class

Transamerica T. Rowe Price Small Cap VP - Initial Class

Transamerica Diversified Equity VP - Initial Class

Transamerica Third Avenue Value VP - Initial Class

Transamerica Balanced VP - Initial Class

Transamerica AllianceBernstein Dynamic Allocation VP - Initial Class

Transamerica WMC Diversified Growth VP - Initial Class

Transamerica Growth Opportunities VP - Initial Class

Transamerica Money Market VP - Initial Class

Transamerica Small/Mid Cap Value VP - Initial Class

Transamerica U.S. Government Securities VP - Initial Class

Transamerica Morgan Stanley Mid-Cap Growth VP - Initial Class

Transamerica Multi Managed Large-Cap Core VP - Initial Class

Transamerica Jennison Growth VP - Initial Class

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Transamerica Series Trust - Service

Transamerica JPMorgan Core Bond VP - Service Class

Transamerica Asset Allocation - Conservative VP - Service Class

Transamerica Asset Allocation - Growth VP - Service Class

Transamerica Asset Allocation - Moderate Growth VP - Service Class

Transamerica Asset Allocation - Moderate VP - Service Class

Transamerica International Moderate Growth VP - Service Class

Transamerica MFS International Equity VP - Service Class

Transamerica Clarion Global Real Estate Securities VP - Service Class

Transamerica Federated Market Opportunity VP - Service Class

Transamerica JPMorgan Mid Cap Value VP - Service Class

Transamerica JPMorgan Enhanced Index VP - Service Class

Transamerica BlackRock Large Cap Value VP - Service Class

Transamerica AEGON High Yield Bond VP - Service Class

Transamerica PIMCO Total Return VP - Service Class

Transamerica Focus VP - Service Class

Transamerica T. Rowe Price Small Cap VP - Service Class

Transamerica Diversifed Equity VP - Service Class

Transamerica Third Avenue Value VP - Service Class

Transamerica Balanced VP - Service Class

Transamerica AllianceBernstein Dynamic Allocation VP - Service Class

Transamerica WMC Diversified Growth VP - Service Class

Transamerica Growth Opportunities VP - Service Class

Transamerica Money Market VP - Service Class

Transamerica Small/Mid Cap Value VP - Service Class

Transamerica U.S. Government Securities VP - Service Class

Transamerica Morgan Stanley Mid-Cap Growth VP - Service Class

Transamerica Index 50 VP - Service Class

Transamerica Index 75 VP - Service Class

Transamerica Multi Managed Large-Cap Core VP - Service Class

Transamerica Jennison Growth VP - Service Class

Transamerica Foxhall Global Conservative VP - Service Class

Transamerica Foxhall Emerging Markets/Pacific Rim VP - Service Class

Transamerica Foxhall Global Growth VP - Service Class

Transamerica Foxhall Global Hard Asset VP - Service Class

Transamerica Hanlon Balanced VP - Service Class

Transamerica Hanlon Growth VP - Service Class

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Transamerica Series Trust - Service

Transamerica Hanlon Growth and Income VP - Service Class

Transamerica Hanlon Managed Income VP - Service Class

Fidelity® Variable Insurance Products Fund – Service Class 2

Fidelity VIP Contrafund® - Service Class II

Fidelity VIP Equity-Income - Service Class II

Fidelity VIP Growth Opportunities - Service Class II

Fidelity VIP Index 500 - Service Class II

Access One Trust

Access VP High Yield

ProFunds

ProFund VP Bull

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Europe 30

ProFund VP Oil & Gas

ProFund VP UltraSmall-Cap

ProFund VP Utilities

ProFund VP Consumer Services

ProFund VP Pharmaceuticals

ProFund VP Small-Cap Value

ProFund VP Falling US Dollar

ProFund VP Emerging Markets

ProFund VP International

ProFund VP Asia 30

ProFund VP Japan

ProFund VP Short NASDAQ-100

ProFund VP U.S. Government Plus

ProFund VP Basic Materials

ProFund VP Financials

ProFund VP Precious Metals

ProFund VP Telecommunications

ProFund VP Mid-Cap

ProFund VP Short Emerging Markets

ProFund VP Short International

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
International Moderate Growth Fund	May 1, 2006
ProFund VP Bull	June 12, 2006
ProFund VP Money Market	June 12, 2006
ProFund VP NASDAQ-100	June 12, 2006
ProFund VP Short Small-Cap	June 12, 2006
ProFund VP Small-Cap	June 12, 2006
Access VP High Yield	August 31, 2007
ProFund VP Europe 30	August 31, 2007
ProFund VP Oil & Gas	August 31, 2007
ProFund VP UltraSmall-Cap	August 31, 2007
ProFund VP Utilities	August 31, 2007
ProFund VP Consumer Services	August 31, 2007
ProFund VP Pharmaceuticals	August 31, 2007
ProFund VP Small-Cap Value	August 31, 2007
ProFund VP Falling US Dollar	August 31, 2007
ProFund VP Emerging Markets	August 31, 2007
ProFund VP International	August 31, 2007
ProFund VP Asia 30	August 31, 2007
ProFund VP Japan	August 31, 2007
ProFund VP Short NASDAQ-100	August 31, 2007
ProFund VP U.S. Government Plus	August 31, 2007
ProFund VP Basic Materials	August 31, 2007
ProFund VP Financials	August 31, 2007
ProFund VP Precious Metals	August 31, 2007
ProFund VP Telecommunications	August 31, 2007
ProFund VP Mid-Cap	August 31, 2007
ProFund VP Short Emerging Markets	August 31, 2007
ProFund VP Short International	August 31, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Multi Managed Large-Cap Core VP	April 30, 2009
Transamerica Foxhall Global Conservative VP	November 19, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP	November 19, 2009
Transamerica Foxhall Global Growth VP	November 19, 2009
Transamerica Foxhall Global Hard Asset VP	November 19, 2009
Transamerica Hanlon Balanced VP	November 19, 2009
Transamerica Hanlon Growth VP	November 19, 2009
Transamerica Hanlon Growth and Income VP	November 19, 2009
Transamerica Hanlon Managed Income VP	November 19, 2009
Transamerica Jennison Growth VP	April 30, 2010

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica Diversified Equity VP	Transamerica Science & Technology VP
Transamerica Diversified Equity VP	Transamerica Munder Net 50 VP
Transamerica Jennison Growth VP	Transamerica Marisco Growth VP
Transamerica BlackRock Large Cap Value VP	Transamerica T.Rowe Price Equity Income VP
Transamerica Balanced VP	Transamerica Value Balanced VP

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica Diversified Equity VP	Transamerica Templeton Global VP
Transamerica WMC Diversified Growth VP	Transamercia Equity VP
Transamerica Multi Managed Large-Cap Core VP	Transamerica Van Kampen Large-Cap Core VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Van Kampen Mid Cap Growth VP
Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica Convertible Securities VP

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

	Purchases	Sales
Transamerica Series Trust - Initial
Transamerica JPMorgan Core Bond VP - Initial Class	$24,689,883	$32,060,969
Transamerica Asset Allocation - Conservative VP - Initial Class	19,804,638	34,255,904
Transamerica Asset Allocation - Growth VP - Initial Class	7,244,790	30,919,831
Transamerica Asset Allocation - Moderate Growth VP - Initial Class	13,470,242	45,971,675
Transamerica Asset Allocation - Moderate VP - Initial Class	31,528,221	60,369,058
Transamerica International Moderate Growth VP - Initial Class	1,770,031	1,784,005
Transamerica MFS International Equity VP - Initial Class	7,416,194	12,896,725
Transamerica Clarion Global Real Estate Securities VP - Initial Class	8,898,531	11,959,432
Transamerica Federated Market Opportunity VP - Initial Class	5,370,335	22,676,435
Transamerica JPMorgan Mid Cap Value VP - Initial Class	528,969	3,299,328
Transamerica JPMorgan Enhanced Index VP - Initial Class	3,864,730	1,770,353
Transamerica BlackRock Large Cap Value VP - Initial Class	35,864,112	16,974,275
Transamerica AEGON High Yield Bond VP - Initial Class	23,753,079	15,541,737
Transamerica PIMCO Total Return VP - Initial Class	42,880,027	37,906,793
Transamerica Focus VP - Initial Class	3,576,586	6,431,286
Transamerica T. Rowe Price Small Cap VP - Initial Class	10,359,218	10,050,635
Transamerica Diversified Equity VP - Initial Class	28,003,063	27,756,572
Transamerica Third Avenue Value VP - Initial Class	8,396,759	29,723,654
Transamerica Balanced VP - Initial Class	123,804,615	16,849,638
Transamerica AllianceBernstein Dynamic Allocation VP - Initial Class	4,391,260	3,549,503
Transamerica WMC Diversified Growth VP - Initial Class	5,003,132	46,978,068
Transamerica Growth Opportunities VP - Initial Class	7,004,976	10,183,717
Transamerica Money Market VP - Initial Class	44,020,836	61,075,351
Transamerica Small/Mid Cap Value VP - Initial Class	14,227,286	17,701,145
Transamerica U.S. Government Securities VP - Initial Class	11,044,187	10,582,712
Transamerica Morgan Stanley Mid-Cap Growth VP - Initial Class	8,099,563	24,277,728
Transamerica Multi Managed Large-Cap Core VP - Initial Class	2,069,791	2,432,799
Transamerica Jennison Growth VP - Initial Class	20,485,485	5,016,831

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

2. Investments (continued)

	Purchases	Sales
Transamerica Series Trust - Service
Transamerica JPMorgan Core Bond VP - Service Class	$284,944	$441,300
Transamerica Asset Allocation - Conservative VP - Service Class	1,251,963	2,207,565
Transamerica Asset Allocation - Growth VP - Service Class	119,816	872,585
Transamerica Asset Allocation - Moderate Growth VP - Service Class	804,691	2,908,419
Transamerica Asset Allocation - Moderate VP - Service Class	638,612	2,311,057
Transamerica International Moderate Growth VP - Service Class	31,831	64,807
Transamerica MFS International Equity VP - Service Class	64,604	59,737
Transamerica Clarion Global Real Estate Securities VP - Service Class	149,478	195,745
Transamerica Federated Market Opportunity VP - Service Class	214,161	252,809
Transamerica JPMorgan Mid Cap Value VP - Service Class	12,361	26,821
Transamerica JPMorgan Enhanced Index VP - Service Class	27,184	56,523
Transamerica BlackRock Large Cap Value VP - Service Class	859,313	263,203
Transamerica AEGON High Yield Bond VP - Service Class	415,071	410,387
Transamerica PIMCO Total Return VP - Service Class	492,563	532,406
Transamerica Focus VP - Service Class	20,427	53,103
Transamerica T. Rowe Price Small Cap VP - Service Class	86,885	146,384
Transamerica Diversifed Equity VP - Service Class	376,251	349,348
Transamerica Third Avenue Value VP - Service Class	124,859	465,482
Transamerica Balanced VP - Service Class	349,600	57,279
Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	101,742	39,458
Transamerica WMC Diversified Growth VP - Service Class	83,713	327,169
Transamerica Growth Opportunities VP - Service Class	91,988	199,057
Transamerica Money Market VP - Service Class	789,253	1,111,661
Transamerica Small/Mid Cap Value VP - Service Class	262,634	332,091
Transamerica U.S. Government Securities VP - Service Class	332,291	613,112
Transamerica Morgan Stanley Mid-Cap Growth VP - Service Class	277,318	286,391
Transamerica Index 50 VP - Service Class	407,910	127,863
Transamerica Index 75 VP - Service Class	889,706	647,542
Transamerica Multi Managed Large-Cap Core VP - Service Class	13,274	16,254
Transamerica Jennison Growth VP - Service Class	273,964	50,933
Transamerica Foxhall Global Conservative VP - Service Class	1,282,716	302,764
Transamerica Foxhall Emerging Markets/Pacific Rim VP - Service Class	1,440,590	670,126
Transamerica Foxhall Global Growth VP - Service Class	2,343,542	382,700
Transamerica Foxhall Global Hard Asset VP - Service Class	1,486,818	461,187
Transamerica Hanlon Balanced VP - Service Class	4,658,042	1,561,617
Transamerica Hanlon Growth VP - Service Class	2,339,104	1,656,844
Transamerica Hanlon Growth and Income VP - Service Class	3,082,120	1,034,650
Transamerica Hanlon Managed Income VP - Service Class	12,836,720	5,338,965

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

2. Investments (continued)

	Purchases	Sales
Fidelity® Variable Insurance Products Fund – Service Class 2
Fidelity VIP Contrafund® - Service Class II	$2,031,084	$6,837,338
Fidelity VIP Equity-Income - Service Class II	1,478,286	3,679,073
Fidelity VIP Growth Opportunities - Service Class II	785,588	2,044,727
Fidelity VIP Index 500 - Service Class II	8,606	26,497
Access One Trust
Access VP High Yield	4,232,629	8,577,099
ProFunds
ProFund VP Bull	6,948,523	11,387,037
ProFund VP Money Market	92,890,185	101,868,301
ProFund VP NASDAQ-100	20,084,392	18,200,384
ProFund VP Short Small-Cap	2,864,798	3,246,380
ProFund VP Small-Cap	21,018,856	17,117,991
ProFund VP Europe 30	284,972	465,391
ProFund VP Oil & Gas	8,408,870	5,718,995
ProFund VP UltraSmall-Cap	5,966,793	5,352,968
ProFund VP Utilities	3,851,686	6,771,659
ProFund VP Consumer Services	4,640,349	1,136,782
ProFund VP Pharmaceuticals	813,112	808,468
ProFund VP Small-Cap Value	1,775,092	2,728,880
ProFund VP Falling US Dollar	752,382	998,245
ProFund VP Emerging Markets	15,292,355	14,490,522
ProFund VP International	10,317,973	9,005,222
ProFund VP Asia 30	5,949,981	5,717,044
ProFund VP Japan	473,584	524,275
ProFund VP Short NASDAQ-100	7,430,123	6,983,722
ProFund VP U.S. Government Plus	4,776,173	4,270,416
ProFund VP Basic Materials	11,166,771	7,982,809
ProFund VP Financials	3,989,074	3,871,540
ProFund VP Precious Metals	7,455,466	6,927,062
ProFund VP Telecommunications	2,278,431	842,513
ProFund VP Mid-Cap	18,155,705	17,255,034
ProFund VP Short Emerging Markets	1,562,090	1,300,754
ProFund VP Short International	370,082	827,932

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Units outstanding at January 1, 2009	3,317,022	11,419,153	13,652,800	24,847,661	21,402,354
Units purchased	30,301	89,701	140,207	286,577	106,803
Units redeemed and transferred to/from	(75,667)	(2,084,039)	(1,778,703)	(3,953,314)	(2,930,537)

Units outstanding at December 31, 2009	3,271,656	9,424,815	12,014,304	21,180,924	18,578,620
Units purchased	31,189	120,516	208,165	349,518	266,752
Units redeemed and transferred to/from	(419,949)	(1,429,089)	(2,182,208)	(3,154,505)	(2,830,131)

Units outstanding at December 31, 2010	2,882,896	8,116,242	10,040,261	18,375,937	16,015,241

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount	Transamerica JPMorgan Mid Cap Value VP Subaccount
Units outstanding at January 1, 2009	931,372	5,924,547	2,395,666	4,212,670	1,528,377
Units purchased	35,341	54,136	28,889	27,882	4,084
Units redeemed and transferred to/from	(95,362)	(1,206,793)	(408,090)	(657,005)	(280,006)

Units outstanding at December 31, 2009	871,351	4,771,890	2,016,465	3,583,547	1,252,455
Units purchased	11,194	66,892	33,377	48,140	263
Units redeemed and transferred to/from	(31,033)	(590,084)	(283,164)	(754,764)	(182,655)

Units outstanding at December 31, 2010	851,512	4,248,698	1,766,678	2,876,923	1,070,063

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount
Units outstanding at January 1, 2009	599,631	2,853,522	592,015	4,148,652	2,949,693
Units purchased	40,385	32,823	1,936	28,263	28,230
Units redeemed and transferred to/from	(117,730)	475,221	982,971	630,072	(550,097)

Units outstanding at December 31, 2009	522,286	3,361,566	1,576,922	4,806,987	2,427,826
Units purchased	11,819	135,437	8,220	119,086	43,470
Units redeemed and transferred to/from	173,207	841,809	323,124	76,020	(249,508)

Units outstanding at December 31, 2010	707,312	4,338,812	1,908,266	5,002,093	2,221,788

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Diversified Equity VP Subaccount	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica AllianceBernstein Dynamic Allocation VP Subaccount
Units outstanding at January 1, 2009	2,106,610	5,102,437	5,600,526	1,035,974	764,428
Units purchased	14,638	46,111	54,825	12,476	7,635
Units redeemed and transferred to/from	(158,133)	(773,788)	(1,000,769)	1,741	63,867

Units outstanding at December 31, 2009	1,963,115	4,374,760	4,654,582	1,050,191	835,930
Units purchased	31,617	140,014	90,446	137,637	12,371
Units redeemed and transferred to/from	(53,648)	104,096	(1,130,603)	7,981,996	21,585

Units outstanding at December 31, 2010	1,941,084	4,618,870	3,614,425	9,169,824	869,886

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica WMC Diversified Growth VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Units outstanding at January 1, 2009	29,517,281	2,915,490	11,494,806	2,357,643	2,653,938
Units purchased	158,864	26,713	234,477	29,184	26,728
Units redeemed and transferred to/from	(4,033,693)	(446,148)	(5,111,658)	(256,945)	(912,316)

Units outstanding at December 31, 2009	25,642,452	2,496,055	6,617,625	2,129,882	1,768,350
Units purchased	429,625	30,112	279,810	25,712	30,184
Units redeemed and transferred to/from	(3,642,572)	(279,393)	(1,359,973)	(306,863)	(93,100)

Units outstanding at December 31, 2010	22,429,505	2,246,774	5,537,462	1,848,731	1,705,434

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Morgan Stanley Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP - SC Subaccount	Transamerica Index 75 VP - SC Subaccount	Transamerica Multi Managed Large-Cap Core VP Subaccount(1)	Transamerica Jennison Growth VP Subaccount(1)
Units outstanding at January 1, 2009	4,277,629	1,028	149,334	—	—
Units purchased	47,238	145	1,558	428	—
Units redeemed and transferred to/from	(410,754)	15,558	88,802	980,780	—

Units outstanding at December 31, 2009	3,914,113	16,731	239,694	981,208	—
Units purchased	56,422	—	10,462	7,341	13,146
Units redeemed and transferred to/from	(417,589)	27,679	14,213	(28,884)	1,566,823

Units outstanding at December 31, 2010	3,552,946	44,410	264,369	959,665	1,579,969

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Foxhall Global Conservative VP - SC Subaccount(1)	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount(1)	Transamerica Foxhall Global Growth VP -SC Subaccount(1)	Transamerica Foxhall Global Hard Asset VP -SC Subaccount(1)	Transamerica Hanlon Balanced VP - SC Subaccount(1)
Units outstanding at January 1, 2009	—	—	—	—	—
Units purchased	5	5	4	4	5
Units redeemed and transferred to/from	397,252	701,490	718,252	569,309	496,084

Units outstanding at December 31, 2009	397,257	701,495	718,256	569,313	496,089
Units purchased	10,802	40,825	111,150	38,149	56,660
Units redeemed and transferred to/from	1,016,668	730,002	1,860,108	1,046,291	3,089,599

Units outstanding at December 31, 2010	1,424,727	1,472,322	2,689,514	1,653,753	3,642,348

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Hanlon Growth VP - SC Subaccount(1)	Transamerica Hanlon Growth and Income VP - SC Subaccount(1)	Transamerica Hanlon Managed Income VP - SC Subaccount(1)	Access VP High Yield Subaccount	ProFund VP Bull Subaccount
Units outstanding at January 1, 2009	—	—	—	923,483	143,219
Units purchased	5	4	96	652	2,789
Units redeemed and transferred to/from	159,388	332,814	2,752,099	(190,534)	729,353

Units outstanding at December 31, 2009	159,393	332,818	2,752,195	733,601	875,361
Units purchased	33,214	131,922	438,844	3,626	9,328
Units redeemed and transferred to/from	625,195	1,923,805	7,116,280	(439,221)	(474,239)

Units outstanding at December 31, 2010	817,802	2,388,545	10,307,319	298,006	410,450

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Money Market Subaccount	ProFund VP NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	ProFund VP Europe 30 Subaccount
Units outstanding at January 1, 2009	2,720,907	103,820	142,501	165,623	97,285
Units purchased	29,585	6,205	1,301	2,395	188
Units redeemed and transferred to/from	(902,182)	205,011	(12,124)	22,675	(26,510)

Units outstanding at December 31, 2009	1,848,310	315,036	131,678	190,693	70,963
Units purchased	48,038	4,421	347	2,693	1,484
Units redeemed and transferred to/from	(914,734)	120,553	(77,423)	367,019	(27,044)

Units outstanding at December 31, 2010	981,614	440,010	54,602	560,405	45,403

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Pharmaceuticals Subaccount
Units outstanding at January 1, 2009	637,145	236,609	235,976	7,061	304,928
Units purchased	11,730	1,449	1,669	17	3,529
Units redeemed and transferred to/from	332,032	195,826	639,260	5,181	(214,747)

Units outstanding at December 31, 2009	980,907	433,884	876,905	12,259	93,710
Units purchased	12,595	10,541	9,887	2,700	1,812
Units redeemed and transferred to/from	313,929	30,735	(383,446)	368,086	(7,887)

Units outstanding at December 31, 2010	1,307,431	475,160	503,346	383,045	87,635

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Small-Cap Value Subaccount	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount	ProFund VP Asia 30 Subaccount
Units outstanding at January 1, 2009	93,620	82,371	417,469	70,161	397,727
Units purchased	10,616	193	11,936	2,521	926
Units redeemed and transferred to/from	118,796	(17,025)	1,090,754	451,379	258,791

Units outstanding at December 31, 2009	223,032	65,539	1,520,159	524,061	657,444
Units purchased	315	1,037	20,316	5,246	6,835
Units redeemed and transferred to/from	(136,525)	(26,431)	(33,024)	68,197	(821)

Units outstanding at December 31, 2010	86,822	40,145	1,507,451	597,504	663,458

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Financials Subaccount
Units outstanding at January 1, 2009	7,409	104,349	459,921	350,346	245,506
Units purchased	—	1,798	835	2,883	6,693
Units redeemed and transferred to/from	10,004	(31,757)	(336,829)	296,458	205,909

Units outstanding at December 31, 2009	17,413	74,390	123,927	649,687	458,108
Units purchased	19	1,373	916	5,691	11,424
Units redeemed and transferred to/from	(11,086)	47,546	36,246	256,970	(41,463)

Units outstanding at December 31, 2010	6,346	123,309	161,089	912,348	428,069

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount
Units outstanding at January 1, 2009	588,936	96,602	104,994	132,684	163,996
Units purchased	6,373	298	1,454	1,485	1,533
Units redeemed and transferred to/from	152,696	(61,616)	225,171	(80,700)	(72,615)

Units outstanding at December 31, 2009	748,005	35,284	331,619	53,469	92,914
Units purchased	8,588	624	4,411	834	1,194
Units redeemed and transferred to/from	56,914	240,604	75,153	37,568	(54,208)

Units outstanding at December 31, 2010	813,507	276,512	411,183	91,871	39,900

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP Contrafund® - SC II Subaccount	Fidelity VIP Equity- Income - SC II Subaccount	Fidelity VIP Growth Opportunities - SC II Subaccount	Fidelity VIP Index 500 - SC II Subaccount
Units outstanding at January 1, 2009	2,886,068	1,458,089	622,570	24,960
Units purchased	29,829	24,838	8,657	—
Units redeemed and transferred to/from	(340,330)	(212,621)	7,289	(911)

Units outstanding at December 31, 2009	2,575,567	1,270,306	638,516	24,049
Units purchased	59,296	75,811	6,778	—
Units redeemed and transferred to/from	(460,715)	(282,158)	(183,902)	(2,103)

Units outstanding at December 31, 2010	2,174,148	1,063,959	461,392	21,946

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica JPMorgan Core Bond VP
	12/31/2010		2,882,896	$36.03	to	$12.97	$73,961,537	6.39%	1.25%	to	1.80%	6.91%	to	6.09%
	12/31/2009		3,271,656	33.70	to	12.23	80,164,420	4.59	1.25	to	1.80	8.23	to	7.45
	12/31/2008		3,317,022	31.14	to	11.38	75,963,034	4.18	1.25	to	1.80	4.28	to	3.39
	12/31/2007		3,930,379	29.86	to	11.01	85,872,561	5.05	1.25	to	1.80	5.62	to	4.72
	12/31/2006		4,949,500	28.27	to	10.51	100,664,163	5.14	1.25	to	1.80	2.63	to	1.79
Transamerica Asset Allocation - Conservative VP
	12/31/2010		8,116,242	15.11	to	10.49	115,743,648	3.16	1.25	to	2.50	7.59	to	4.85
	12/31/2009		9,424,815	14.07	to	12.91	125,197,975	4.11	1.25	to	1.80	23.68	to	22.70
	12/31/2008		11,419,153	11.41	to	10.50	122,941,127	3.10	1.25	to	1.80	(22.16)	to	(22.80)
	12/31/2007		9,934,381	14.70	to	13.56	137,735,465	2.89	1.25	to	1.80	5.06	to	4.26
	12/31/2006		10,227,657	14.02	to	12.97	135,219,001	3.23	1.25	to	1.80	8.09	to	7.20
Transamerica Asset Allocation - Growth VP
	12/31/2010		10,040,261	16.21	to	11.83	137,184,616	1.06	1.25	to	2.50	13.53	to	18.31
	12/31/2009		12,014,304	14.31	to	11.65	144,796,048	2.71	1.25	to	1.80	28.22	to	27.25
	12/31/2008		13,652,800	11.19	to	9.14	128,509,780	2.82	1.25	to	1.80	(40.38)	to	(40.83)
	12/31/2007		17,304,976	18.80	to	15.41	273,992,480	2.18	1.25	to	1.80	6.42	to	5.62
	12/31/2006		19,577,510	17.71	to	14.56	291,511,214	0.92	1.25	to	1.80	14.19	to	13.23
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2010		18,375,937	16.22	to	10.67	262,881,345	2.16	1.25	to	2.50	11.34	to	6.70
	12/31/2009		21,180,924	14.61	to	12.46	272,762,010	3.31	1.25	to	1.80	26.58	to	25.61
	12/31/2008		24,847,661	11.57	to	9.90	253,209,304	2.85	1.25	to	1.80	(33.60)	to	(34.11)
	12/31/2007		33,517,719	17.46	to	14.99	515,310,475	2.31	1.25	to	1.80	6.47	to	5.65
	12/31/2006		37,652,024	16.44	to	14.15	544,497,238	1.58	1.25	to	1.80	12.43	to	11.52
Transamerica Asset Allocation - Moderate VP
	12/31/2010		16,015,241	15.85	to	10.51	231,982,474	2.88	1.25	to	2.50	9.01	to	5.06
	12/31/2009		18,578,620	14.57	to	12.92	247,388,006	4.21	1.25	to	1.80	24.84	to	23.97
	12/31/2008		21,402,354	11.69	to	10.41	228,797,389	3.21	1.25	to	1.80	(26.88)	to	(27.50)
	12/31/2007		29,569,754	16.04	to	14.31	433,193,070	2.90	1.25	to	1.80	6.62	to	5.82
	12/31/2006		33,544,099	15.08	to	13.50	461,798,896	2.56	1.25	to	1.80	10.10	to	9.24
Transamerica International Moderate Growth VP
	12/31/2010		851,512	9.79	to	10.07	8,274,495	2.64	1.25	to	2.50	9.14	to	0.70
	12/31/2009		871,351	8.97	to	8.71	7,769,103	2.66	1.25	to	1.80	28.09	to	27.04
	12/31/2008		931,372	7.00	to	6.86	6,492,700	2.22	1.25	to	1.80	(36.91)	to	(37.45)
	12/31/2007		1,256,678	11.10	to	10.96	13,915,831	1.25	1.25	to	1.80	7.34	to	6.56
	12/31/2006	(1)	414,456	10.34	to	10.29	4,281,283	—	1.25	to	1.80	3.43	to	2.85

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica MFS International Equity VP
	12/31/2010	4,248,698	$18.68	to	$10.14	$53,557,578	1.40%	1.25%	to	2.50%	9.13%	to	1.38%
	12/31/2009	4,771,890	17.15	to	15.67	54,905,876	2.68	1.25	to	2.50	31.05	to	52.14
	12/31/2008	5,924,547	13.13	to	6.85	51,864,041	5.03	1.25	to	1.80	(36.09)	to	(36.69)
	12/31/2007	7,787,933	20.63	to	10.77	107,503,153	0.92	1.25	to	1.80	7.80	to	6.93
	12/31/2006	9,827,945	19.19	to	10.05	126,026,993	1.40	1.25	to	1.80	21.55	to	20.74
Transamerica Clarion Global Real Estate Securities VP
	12/31/2010	1,766,678	25.17	to	10.83	45,292,655	6.17	1.25	to	2.50	14.24	to	8.32
	12/31/2009	2,016,465	22.03	to	17.45	45,224,219	—	1.25	to	2.50	31.77	to	76.90
	12/31/2008	2,395,666	16.72	to	13.26	40,789,132	6.38	1.25	to	1.80	(43.09)	to	(43.52)
	12/31/2007	3,606,487	29.38	to	23.48	107,689,791	5.75	1.25	to	1.80	(7.86)	to	(8.56)
	12/31/2006	5,872,379	31.89	to	25.68	190,561,663	1.37	1.25	to	1.80	40.51	to	39.39
Transamerica Federated Market Opportunity VP
	12/31/2010	2,876,923	29.65	to	9.92	76,889,231	3.62	1.25	to	2.50	(1.34)	to	(0.78)
	12/31/2009	3,583,547	30.05	to	12.33	97,393,233	3.15	1.25	to	1.80	2.91	to	2.11
	12/31/2008	4,212,670	29.20	to	12.08	111,800,809	4.28	1.25	to	1.80	(5.71)	to	(6.34)
	12/31/2007	5,522,141	30.97	to	12.90	156,409,561	3.57	1.25	to	1.80	(1.71)	to	(2.46)
	12/31/2006	7,934,884	31.51	to	13.22	230,398,865	1.63	1.25	to	1.80	1.49	to	0.65
Transamerica JPMorgan Mid Cap Value VP
	12/31/2010	1,070,063	18.14	to	16.95	19,044,078	1.84	1.25	to	1.80	21.47	to	20.65
	12/31/2009	1,252,455	14.94	to	14.03	18,374,400	1.79	1.25	to	1.80	24.85	to	23.89
	12/31/2008	1,528,377	11.96	to	11.30	17,992,062	1.35	1.25	to	1.80	(33.71)	to	(34.27)
	12/31/2007	2,194,173	18.05	to	17.14	39,024,524	0.95	1.25	to	1.80	1.56	to	0.71
	12/31/2006	2,908,161	17.77	to	16.97	50,994,113	0.79	1.25	to	1.80	15.80	to	14.88
Transamerica JPMorgan Enhanced Index VP
	12/31/2010	707,312	14.18	to	11.99	8,551,726	1.55	1.25	to	2.50	13.75	to	19.86
	12/31/2009	522,286	12.50	to	10.31	5,566,176	2.06	1.25	to	1.80	27.99	to	27.03
	12/31/2008	599,631	9.79	to	8.10	5,007,335	5.61	1.25	to	1.80	(38.13)	to	(38.63)
	12/31/2007	736,654	15.86	to	13.16	9,960,369	1.16	1.25	to	1.80	3.24	to	2.45
	12/31/2006	933,322	15.40	to	12.82	12,239,186	0.93	1.25	to	1.80	13.88	to	12.92
Transamerica BlackRock Large Cap Value VP
	12/31/2010	4,338,812	21.32	to	9.85	85,757,038	0.80	1.25	to	2.50	9.08	to	(1.47)
	12/31/2009	3,361,566	19.54	to	13.92	61,049,942	1.41	1.25	to	1.80	12.58	to	11.70
	12/31/2008	2,853,522	17.36	to	12.44	46,114,915	0.89	1.25	to	1.80	(34.71)	to	(35.23)
	12/31/2007	4,006,872	26.58	to	19.15	99,666,557	0.91	1.25	to	1.80	3.34	to	2.49
	12/31/2006	5,389,122	25.72	to	18.63	129,910,743	0.49	1.25	to	1.80	15.47	to	14.55

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica AEGON High Yield Bond VP
	12/31/2010	1,908,266	$15.59	to	$10.79	$29,324,512	14.64%	1.25%	to	2.50%	11.05%	to	7.91%
	12/31/2009	1,576,922	14.04	to	13.33	21,867,223	10.41	1.25	to	1.80	45.42	to	44.26
	12/31/2008	592,015	9.65	to	9.24	5,664,853	8.97	1.25	to	1.80	(26.13)	to	(26.79)
	12/31/2007	796,540	13.07	to	12.62	10,333,130	4.91	1.25	to	1.80	0.59	to	(0.08)
	12/31/2006	1,862,433	12.99	to	12.63	24,058,340	11.05	1.25	to	1.80	9.57	to	8.65
Transamerica PIMCO Total Return VP
	12/31/2010	5,002,093	14.68	to	10.27	72,299,683	4.36	1.25	to	2.50	5.87	to	2.70
	12/31/2009	4,806,987	13.86	to	12.22	65,766,057	6.58	1.25	to	1.80	14.60	to	13.70
	12/31/2008	4,148,652	12.10	to	10.75	49,578,177	5.89	1.25	to	1.80	(4.00)	to	(4.79)
	12/31/2007	3,598,331	12.60	to	11.29	44,839,900	2.62	1.25	to	1.80	7.60	to	6.87
	12/31/2006	4,017,933	11.71	to	10.56	46,578,057	3.31	1.25	to	1.80	2.92	to	2.05
Transamerica Focus VP
	12/31/2010	2,221,788	17.33	to	12.55	37,461,696	0.87	1.25	to	2.50	25.86	to	25.54
	12/31/2009	2,427,826	13.77	to	11.94	32,581,427	2.56	1.25	to	1.80	26.33	to	25.31
	12/31/2008	2,949,693	10.90	to	9.50	31,384,109	1.99	1.25	to	1.80	(37.15)	to	(37.67)
	12/31/2007	4,266,611	17.34	to	15.20	72,439,739	1.28	1.25	to	1.80	(0.22)	to	(1.03)
	12/31/2006	5,655,405	17.38	to	15.32	96,306,893	0.96	1.25	to	1.80	17.09	to	16.19
Transamerica T. Rowe Price Small Cap VP
	12/31/2010	1,941,084	19.78	to	13.04	30,361,027	—	1.25	to	1.80	32.77	to	31.69
	12/31/2009	1,963,115	14.94	to	9.88	23,170,122	—	1.25	to	1.80	36.99	to	35.88
	12/31/2008	2,106,610	10.93	to	7.25	18,131,232	1.60	1.25	to	1.80	(37.04)	to	(37.53)
	12/31/2007	2,815,438	17.41	to	11.58	38,755,508	—	1.25	to	1.80	8.25	to	7.33
	12/31/2006	3,459,569	16.13	to	10.75	44,109,717	—	1.25	to	1.80	2.31	to	1.50
Transamerica Diversified Equity VP
	12/31/2010	4,618,870	35.83	to	10.87	134,926,851	1.02	1.25	to	2.50	15.40	to	8.68
	12/31/2009	4,374,760	31.05	to	6.42	117,672,055	1.48	1.25	to	1.80	26.74	to	25.59
	12/31/2008	5,102,437	24.50	to	5.10	107,632,808	1.86	1.25	to	1.80	(44.37)	to	(44.81)
	12/31/2007	6,514,678	44.04	to	9.21	246,429,579	1.49	1.25	to	1.80	13.82	to	12.94
	12/31/2006	7,483,536	38.69	to	8.14	256,653,050	1.24	1.25	to	1.80	17.32	to	16.34
Transamerica Third Avenue Value VP
	12/31/2010	3,614,425	25.45	to	10.71	90,067,111	2.78	1.25	to	2.50	14.01	to	7.08
	12/31/2009	4,654,582	22.32	to	15.59	102,001,543	—	1.25	to	2.50	33.21	to	55.54
	12/31/2008	5,600,526	16.76	to	12.42	92,217,261	4.81	1.25	to	1.80	(41.88)	to	(42.33)
	12/31/2007	7,826,949	28.83	to	21.54	221,933,368	3.73	1.25	to	1.80	(0.05)	to	(0.85)
	12/31/2006	10,382,792	28.85	to	21.72	294,909,876	0.77	1.25	to	1.80	14.63	to	13.73

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced VP
	12/31/2010	9,169,824	$15.63	to	$10.82	$138,903,915	0.68%	1.25%	to	2.50%	22.59%	to	8.21%
	12/31/2009	1,050,191	12.77	to	11.96	12,942,351	1.88	1.25	to	1.80	24.74	to	23.71
	12/31/2008	1,035,974	10.27	to	9.64	10,259,932	1.56	1.25	to	1.80	(33.24)	to	(33.77)
	12/31/2007	2,388,002	15.42	to	14.52	35,498,397	1.08	1.25	to	1.80	12.20	to	11.36
	12/31/2006	2,397,390	13.77	to	13.01	31,796,183	1.02	1.25	to	1.80	7.77	to	6.81
Transamerica AllianceBernstein Dynamic Allocation VP
	12/31/2010	869,886	14.65	to	10.01	12,413,613	5.31	1.25	to	2.50	7.94	to	0.12
	12/31/2009	835,930	13.59	to	12.88	11,075,967	3.67	1.25	to	1.80	29.68	to	28.85
	12/31/2008	764,428	10.49	to	9.98	7,827,396	5.36	1.25	to	1.80	(37.66)	to	(38.12)
	12/31/2007	1,132,087	16.86	to	16.10	18,635,643	1.89	1.25	to	1.80	17.16	to	16.19
	12/31/2006	1,322,132	14.43	to	13.82	18,606,310	1.56	1.25	to	1.80	9.53	to	8.69
Transamerica WMC Diversified Growth VP
	12/31/2010	22,429,505	15.35	to	10.85	315,556,696	0.53	1.25	to	2.50	16.36	to	8.54
	12/31/2009	25,642,452	13.23	to	14.42	310,379,271	0.94	1.25	to	2.50	27.60	to	47.62
	12/31/2008	29,517,281	10.39	to	9.20	280,216,434	0.22	1.25	to	1.80	(46.68)	to	(47.13)
	12/31/2007	37,063,810	19.55	to	17.35	660,343,939	—	1.25	to	1.80	14.84	to	13.98
	12/31/2006	47,899,702	17.06	to	15.19	743,273,921	—	1.25	to	1.80	7.37	to	6.46
Transamerica Growth Opportunities VP
	12/31/2010	2,246,774	21.86	to	11.58	40,171,250	0.03	1.25	to	2.50	33.99	to	15.81
	12/31/2009	2,496,055	16.36	to	15.32	33,397,391	0.33	1.25	to	2.50	35.17	to	51.46
	12/31/2008	2,915,490	12.13	to	9.60	28,909,589	3.36	1.25	to	1.80	(41.64)	to	(42.11)
	12/31/2007	4,146,517	20.84	to	16.55	70,614,007	0.04	1.25	to	1.80	21.56	to	20.56
	12/31/2006	5,244,600	17.19	to	13.69	73,441,515	0.22	1.25	to	1.80	3.80	to	3.03
Transamerica Money Market VP
	12/31/2010	5,537,462	17.15	to	9.80	78,286,740	0.01	1.25	to	2.50	(1.23)	to	(1.97)
	12/31/2009	6,617,625	17.37	to	10.29	95,663,650	0.15	1.25	to	1.80	(1.11)	to	(1.76)
	12/31/2008	11,494,806	17.56	to	10.48	168,188,934	2.31	1.25	to	1.80	1.13	to	0.35
	12/31/2007	7,219,470	17.36	to	10.44	104,097,020	4.93	1.25	to	1.80	3.73	to	2.90
	12/31/2006	7,073,897	16.74	to	10.14	98,729,624	4.69	1.25	to	1.80	3.43	to	2.61
Transamerica Small/Mid Cap Value VP
	12/31/2010	1,848,731	19.25	to	11.70	35,198,639	0.65	1.25	to	2.50	28.80	to	17.03
	12/31/2009	2,129,882	14.99	to	16.22	31,539,154	3.21	1.25	to	2.50	41.45	to	62.46
	12/31/2008	2,357,643	10.62	to	10.10	24,662,462	1.91	1.25	to	1.80	(41.60)	to	(42.10)
	12/31/2007	2,563,485	18.24	to	17.39	45,983,475	0.93	1.25	to	1.80	23.19	to	22.18
	12/31/2006	2,508,930	14.85	to	14.19	36,519,785	0.83	1.25	to	1.80	16.59	to	15.72

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica U.S. Government Securities VP
	12/31/2010		1,705,434	$13.21	to	$11.71	$22,180,202	3.17%	1.25%	to	1.80%	3.11%	to	2.38%
	12/31/2009		1,768,350	12.81	to	11.44	22,271,277	2.32	1.25	to	1.80	3.18	to	2.36
	12/31/2008		2,653,938	12.42	to	11.17	32,450,382	2.25	1.25	to	1.80	6.33	to	5.51
	12/31/2007		751,617	11.68	to	10.59	8,660,322	5.19	1.25	to	1.80	4.73	to	3.90
	12/31/2006		766,922	11.15	to	10.19	8,452,354	3.51	1.25	to	1.80	1.99	to	1.23
Transamerica Morgan Stanley Mid-Cap Growth VP
	12/31/2010		3,552,946	50.03	to	11.98	141,463,327	0.12	1.25	to	2.50	32.25	to	19.83
	12/31/2009		3,914,113	37.83	to	6.86	120,275,016	—	1.25	to	1.80	58.58	to	57.29
	12/31/2008		4,277,629	23.86	to	4.35	84,496,097	2.00	1.25	to	1.80	(46.96)	to	(47.39)
	12/31/2007		5,504,109	44.97	to	8.24	203,269,191	—	1.25	to	1.80	21.01	to	20.07
	12/31/2006		6,336,971	37.16	to	6.85	202,779,630	—	1.25	to	1.80	8.55	to	7.64
Transamerica Index 50 VP - SC
	12/31/2010		44,410	10.31	to	10.16	455,799	0.85	1.25	to	1.80	9.33	to	8.74
	12/31/2009		16,731	9.43	to	9.34	157,399	0.29	1.25	to	1.80	15.09	to	14.47
	12/31/2008	(1)	1,028	8.19	to	8.16	8,422	—	1.25	to	1.80	(18.08)	to	(18.38)
Transamerica Index 75 VP - SC
	12/31/2010		264,369	9.82	to	9.68	2,585,108	1.14	1.25	to	1.80	11.61	to	11.01
	12/31/2009		239,694	8.80	to	8.72	2,102,979	0.41	1.25	to	1.80	21.66	to	21.00
	12/31/2008	(1)	149,334	7.23	to	7.20	1,078,727	—	1.25	to	1.80	(27.70)	to	(27.97)
Transamerica Multi Managed Large-Cap Core VP
	12/31/2010		959,665	15.49	to	15.29	14,824,716	0.68	1.25	to	1.80	17.70	to	16.77
	12/31/2009	(1)	981,208	13.16	to	13.09	12,900,942	0.84	1.25	to	1.80	31.61	to	30.94
Transamerica Jennison Growth VP
	12/31/2010	(1)	1,579,969	10.54	to	10.45	16,637,818	0.04	1.25	to	2.50	5.37	to	4.50
Transamerica Foxhall Global Conservative VP - SC
	12/31/2010		1,424,727	0.91	to	0.91	1,297,792	0.12	1.25	to	1.65	(7.25)	to	(7.62)
	12/31/2009	(1)	397,257	0.98	to	0.98	390,844	—	1.25	to	1.65	(1.12)	to	(1.17)
Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC
	12/31/2010		1,472,322	1.03	to	1.03	1,515,909	0.33	1.25	to	1.65	2.10	to	1.70
	12/31/2009	(1)	701,495	1.01	to	1.01	708,163	—	1.25	to	1.65	1.91	to	1.86
Transamerica Foxhall Global Growth VP - SC
	12/31/2010		2,689,514	1.05	to	1.04	2,814,276	0.26	1.25	to	1.65	4.09	to	3.68
	12/31/2009	(1)	718,256	1.01	to	1.01	723,001	—	1.25	to	1.65	1.80	to	1.75
Transamerica Foxhall Global Hard Asset VP - SC
	12/31/2010		1,653,753	1.00	to	1.00	1,658,369	0.15	1.25	to	1.65	1.83	to	1.43
	12/31/2009	(1)	569,313	0.99	to	0.99	561,332	—	1.25	to	1.65	(0.05)	to	(0.09)
Transamerica Hanlon Balanced VP - SC
	12/31/2010		3,642,348	0.97	to	0.97	3,540,922	0.41	1.25	to	1.65	(4.66)	to	(5.03)
	12/31/2009	(1)	496,089	1.02	to	1.02	506,447	—	1.25	to	1.65	2.28	to	2.24

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Hanlon Growth VP - SC
	12/31/2010		817,802	$1.00	to	$1.00	$818,222	1.05%	1.25%	to	1.65%	(1.93)%	to	(2.32)%
	12/31/2009	(1)	159,393	1.02	to	1.02	162,819	—	1.25	to	1.65	2.53	to	2.49
Transamerica Hanlon Growth and Income VP - SC
	12/31/2010		2,388,545	0.99	to	0.98	2,356,550	0.76	1.25	to	1.65	(3.32)	to	(3.70)
	12/31/2009	(1)	332,818	1.02	to	1.02	340,353	—	1.25	to	1.65	2.55	to	2.50
Transamerica Hanlon Managed Income VP - SC
	12/31/2010		10,307,319	0.99	to	9.83	10,224,117	0.22	1.25	to	2.50	(1.12)	to	(1.68)
	12/31/2009	(1)	2,752,195	1.00	to	1.00	2,762,759	—	1.25	to	1.65	0.40	to	0.36
Access VP High Yield
	12/31/2010		298,006	12.89	to	12.66	3,821,747	8.72	1.25	to	1.80	14.94	to	14.32
	12/31/2009		733,601	11.21	to	11.07	8,198,167	8.70	1.25	to	1.80	15.47	to	14.85
	12/31/2008		923,483	9.71	to	9.64	8,951,400	6.62	1.25	to	1.80	(5.83)	to	(6.34)
	12/31/2007	(1)	1,348	10.31	to	10.29	13,899	7.22	1.25	to	1.80	3.12	to	2.94
ProFund VP Bull
	12/31/2010		410,450	9.83	to	9.59	4,006,999	0.14	1.25	to	1.80	11.19	to	10.59
	12/31/2009		875,361	8.84	to	8.67	7,696,051	1.16	1.25	to	1.80	22.81	to	22.15
	12/31/2008		143,219	7.20	to	7.10	1,026,748	—	1.25	to	1.80	(38.44)	to	(38.78)
	12/31/2007		151,656	11.69	to	11.59	1,769,490	0.12	1.25	to	1.80	2.27	to	1.71
	12/31/2006	(1)	1,368,276	11.43	to	11.40	15,627,778	0.04	1.25	to	1.80	14.30	to	13.96
ProFund VP Money Market
	12/31/2010		981,614	10.11	to	9.87	9,813,635	0.02	1.25	to	1.80	(1.21)	to	(1.75)
	12/31/2009		1,848,310	10.24	to	10.04	18,791,752	0.04	1.25	to	1.80	(1.20)	to	(1.74)
	12/31/2008		2,720,907	10.36	to	10.22	28,083,995	0.88	1.25	to	1.80	(0.41)	to	(0.95)
	12/31/2007		3,552,708	10.40	to	10.32	36,882,114	3.81	1.25	to	1.80	2.48	to	1.92
	12/31/2006	(1)	62,983	10.15	to	10.12	638,568	3.02	1.25	to	1.80	1.52	to	1.22
ProFund VP NASDAQ-100
	12/31/2010		440,010	13.20	to	12.88	5,769,428	—	1.25	to	1.80	16.79	to	16.15
	12/31/2009		315,036	11.30	to	11.09	3,536,691	—	1.25	to	1.80	50.13	to	49.32
	12/31/2008		103,820	7.53	to	7.42	778,224	—	1.25	to	1.80	(43.20)	to	(43.50)
	12/31/2007		125,823	13.25	to	13.14	1,663,440	—	1.25	to	1.80	16.17	to	15.53
	12/31/2006	(1)	368,479	11.41	to	11.38	4,200,676	—	1.25	to	1.80	14.10	to	13.75
ProFund VP Short Small-Cap
	12/31/2010		54,602	5.21	to	7.72	283,165	—	1.25	to	2.50	(29.82)	to	(22.77)
	12/31/2009		131,678	7.43	to	7.29	972,429	0.45	1.25	to	1.80	(33.21)	to	(33.57)
	12/31/2008		142,501	11.12	to	10.97	1,578,659	2.94	1.25	to	1.80	22.55	to	21.88
	12/31/2007		68,537	9.08	to	9.00	621,651	7.15	1.25	to	1.80	3.24	to	2.67
	12/31/2006	(1)	23,399	8.79	to	8.77	205,580	0.13	1.25	to	1.80	(12.07)	to	(12.34)

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Small-Cap
	12/31/2010		560,405	$10.61	to	$10.35	$5,905,131	—%	1.25%	to	1.80%	23.25%	to	22.58%
	12/31/2009		190,693	8.61	to	8.45	1,631,864	—	1.25	to	1.80	24.51	to	23.84
	12/31/2008		165,623	6.91	to	6.82	1,140,193	0.22	1.25	to	1.80	(36.20)	to	(36.55)
	12/31/2007		138,369	10.84	to	10.75	1,496,525	0.19	1.25	to	1.80	(3.43)	to	(3.95)
	12/31/2006	(1)	748,478	11.22	to	11.19	8,394,017	—	1.25	to	1.80	12.24	to	11.90
ProFund VP Europe 30
	12/31/2010		45,403	7.54	to	7.41	340,241	1.81	1.25	to	1.80	1.37	to	0.82
	12/31/2009		70,963	7.44	to	7.35	525,522	2.68	1.25	to	1.80	30.66	to	29.95
	12/31/2008		97,285	5.69	to	5.65	552,784	3.45	1.25	to	1.80	(44.70)	to	(45.00)
	12/31/2007	(1)	439,481	10.30	to	10.28	4,524,080	—	1.25	to	1.80	2.98	to	2.80
ProFund VP Oil & Gas
	12/31/2010		1,307,431	9.02	to	10.96	11,724,883	0.40	1.25	to	2.50	16.31	to	9.65
	12/31/2009		980,907	7.75	to	7.66	7,577,975	—	1.25	to	1.80	14.07	to	13.46
	12/31/2008		637,145	6.80	to	6.75	4,321,341	—	1.25	to	1.80	(37.73)	to	(38.07)
	12/31/2007	(1)	185,596	10.92	to	10.90	2,024,736	—	1.25	to	1.80	9.16	to	8.97
ProFund VP UltraSmall-Cap
	12/31/2010		475,160	6.01	to	10.66	2,854,196	—	1.25	to	2.50	46.61	to	6.62
	12/31/2009		433,884	4.10	to	4.05	1,772,706	0.16	1.25	to	1.80	38.45	to	37.70
	12/31/2008		236,609	2.96	to	2.94	698,011	1.09	1.25	to	1.80	(66.61)	to	(66.79)
	12/31/2007	(1)	23,466	8.87	to	8.85	208,045	0.07	1.25	to	1.80	(11.30)	to	(11.46)
ProFund VP Utilities
	12/31/2010		503,346	8.42	to	8.27	4,213,909	2.47	1.25	to	1.80	4.64	to	4.08
	12/31/2009		876,905	8.05	to	7.95	7,033,307	3.62	1.25	to	1.80	9.37	to	8.78
	12/31/2008		235,976	7.36	to	7.30	1,732,913	2.63	1.25	to	1.80	(31.56)	to	(31.93)
	12/31/2007	(1)	566,692	10.75	to	10.73	6,089,835	—	1.25	to	1.80	7.50	to	7.31
ProFund VP Consumer Services
	12/31/2010		383,045	9.61	to	11.19	3,668,029	—	1.25	to	2.50	19.89	to	11.86
	12/31/2009		12,259	8.02	to	7.92	97,962	—	1.25	to	1.80	29.19	to	28.49
	12/31/2008		7,061	6.21	to	6.16	43,755	—	1.25	to	1.80	(32.23)	to	(32.60)
	12/31/2007	(1)	822	9.16	to	9.14	7,522	—	1.25	to	1.80	(8.41)	to	(8.57)
ProFund VP Pharmaceuticals
	12/31/2010		87,635	9.11	to	9.79	794,819	5.61	1.25	to	2.50	(0.76)	to	(2.11)
	12/31/2009		93,710	9.18	to	9.06	857,334	2.84	1.25	to	1.80	15.45	to	14.83
	12/31/2008		304,928	7.95	to	7.89	2,419,534	3.35	1.25	to	1.80	(20.51)	to	(20.94)
	12/31/2007	(1)	5,369	10.00	to	9.98	53,681	0.14	1.25	to	1.80	0.01	to	(0.17)

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Small-Cap Value
	12/31/2010		86,822	$9.00	to	$8.84	$777,227	0.08%	1.25%	to	1.80%	20.60%	to	19.94%
	12/31/2009		223,032	7.46	to	7.37	1,657,473	0.28	1.25	to	1.80	18.92	to	18.27
	12/31/2008		93,620	6.27	to	6.23	586,584	—	1.25	to	1.80	(31.54)	to	(31.92)
	12/31/2007	(1)	982	9.17	to	9.15	9,000	—	1.25	to	1.80	(8.34)	to	(8.51)
ProFund VP Falling US Dollar
	12/31/2010		40,145	9.74	to	9.56	388,976	—	1.25	to	1.80	(3.79)	to	(4.31)
	12/31/2009		65,539	10.12	to	9.99	661,187	3.06	1.25	to	1.80	2.04	to	1.49
	12/31/2008		82,371	9.92	to	9.85	815,953	0.07	1.25	to	1.80	(6.29)	to	(6.80)
	12/31/2007	(1)	15,608	10.58	to	10.57	165,176	—	1.25	to	1.80	5.85	to	5.66
ProFund VP Emerging Markets
	12/31/2010		1,507,451	9.84	to	10.72	14,751,885	—	1.25	to	2.50	8.41	to	7.24
	12/31/2009		1,520,159	9.07	to	8.96	13,741,556	0.12	1.25	to	1.80	60.35	to	59.49
	12/31/2008		417,469	5.66	to	5.62	2,355,960	1.04	1.25	to	1.80	(50.71)	to	(50.98)
	12/31/2007	(1)	126,444	11.48	to	11.46	1,450,846	—	1.25	to	1.80	14.80	to	14.60
ProFund VP International
	12/31/2010		597,504	7.27	to	7.14	4,326,839	—	1.25	to	1.80	6.47	to	5.90
	12/31/2009		524,061	6.83	to	6.75	3,569,383	0.03	1.25	to	1.80	23.11	to	22.44
	12/31/2008		70,161	5.55	to	5.51	388,536	1.54	1.25	to	1.80	(45.09)	to	(45.39)
	12/31/2007	(1)	15,962	10.11	to	10.09	161,327	—	1.25	to	1.80	1.08	to	0.90
ProFund VP Asia 30
	12/31/2010		663,458	9.73	to	9.56	6,414,341	0.07	1.25	to	1.80	12.50	to	11.89
	12/31/2009		657,444	8.65	to	8.54	5,665,586	1.06	1.25	to	1.80	52.30	to	51.47
	12/31/2008		397,727	5.68	to	5.64	2,252,926	0.87	1.25	to	1.80	(51.43)	to	(51.70)
	12/31/2007	(1)	309,540	11.70	to	11.67	3,617,425	0.04	1.25	to	1.80	16.95	to	16.75
ProFund VP Japan
	12/31/2010		6,346	5.37	to	5.27	33,989	—	1.25	to	1.80	(7.69)	to	(8.19)
	12/31/2009		17,413	5.81	to	5.74	101,037	0.19	1.25	to	1.80	8.97	to	8.38
	12/31/2008		7,409	5.33	to	5.30	39,463	16.02	1.25	to	1.80	(41.58)	to	(41.89)
	12/31/2007	(1)	1,358	9.13	to	9.11	12,400	0.07	1.25	to	1.80	(8.69)	to	(8.85)
ProFund VP Short NASDAQ-100
	12/31/2010		123,309	6.50	to	8.08	797,131	—	1.25	to	2.50	(22.16)	to	(19.24)
	12/31/2009		74,390	8.35	to	8.25	618,831	0.24	1.25	to	1.80	(41.39)	to	(41.71)
	12/31/2008		104,349	14.25	to	14.15	1,483,965	3.14	1.25	to	1.80	46.33	to	45.54
	12/31/2007	(1)	2,649	9.74	to	9.72	25,796	17.32	1.25	to	1.80	(2.64)	to	(2.81)

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP U.S. Government Plus
	12/31/2010		161,089	$11.59	to	$11.38	$1,858,207	0.46%	1.25%	to	1.80%	8.76%	to	8.17%
	12/31/2009		123,927	10.65	to	10.52	1,315,086	0.06	1.25	to	1.80	(33.45)	to	(33.81)
	12/31/2008		459,921	16.01	to	15.90	7,347,939	1.53	1.25	to	1.80	47.91	to	47.11
	12/31/2007	(1)	133,467	10.82	to	10.81	1,444,104	1.39	1.25	to	1.80	8.24	to	8.06
ProFund VP Basic Materials
	12/31/2010		912,348	10.97	to	10.77	9,958,354	0.54	1.25	to	1.80	28.10	to	27.40
	12/31/2009		649,687	8.56	to	8.45	5,545,293	0.75	1.25	to	1.80	60.37	to	59.50
	12/31/2008		350,346	5.34	to	5.30	1,866,525	0.40	1.25	to	1.80	(52.03)	to	(52.29)
	12/31/2007	(1)	384,152	11.13	to	11.11	4,272,903	—	1.25	to	1.80	11.29	to	11.09
ProFund VP Financials
	12/31/2010		428,069	5.26	to	10.10	2,237,141	0.39	1.25	to	2.50	9.56	to	1.01
	12/31/2009		458,108	4.80	to	4.74	2,189,669	2.19	1.25	to	1.80	13.59	to	12.97
	12/31/2008		245,506	4.22	to	4.19	1,034,389	1.39	1.25	to	1.80	(51.16)	to	(51.42)
	12/31/2007	(1)	5,201	8.65	to	8.63	44,957	0.02	1.25	to	1.80	(13.55)	to	(13.70)
ProFund VP Precious Metals
	12/31/2010		813,507	14.14	to	13.89	11,446,052	—	1.25	to	1.80	31.29	to	30.58
	12/31/2009		748,005	10.77	to	10.64	8,029,177	0.85	1.25	to	1.80	33.66	to	32.93
	12/31/2008		588,936	8.06	to	8.00	4,737,751	2.71	1.25	to	1.80	(31.62)	to	(31.99)
	12/31/2007	(1)	234,605	11.79	to	11.76	2,763,300	0.27	1.25	to	1.80	17.85	to	17.64
ProFund VP Telecommunications
	12/31/2010		276,512	7.49	to	7.35	2,055,447	4.52	1.25	to	1.80	14.26	to	13.64
	12/31/2009		35,284	6.55	to	6.47	230,306	5.06	1.25	to	1.80	6.00	to	5.42
	12/31/2008		96,602	6.18	to	6.14	596,382	6.04	1.25	to	1.80	(35.23)	to	(35.58)
	12/31/2007	(1)	2,276	9.55	to	9.53	21,720	0.18	1.25	to	1.80	(4.55)	to	(4.72)
ProFund VP Mid-Cap
	12/31/2010		411,183	9.55	to	9.38	3,905,297	—	1.25	to	1.80	22.52	to	21.86
	12/31/2009		331,619	7.80	to	7.70	2,577,703	—	1.25	to	1.80	31.24	to	30.53
	12/31/2008		104,994	5.94	to	5.90	622,450	0.47	1.25	to	1.80	(39.13)	to	(39.46)
	12/31/2007	(1)	1,582	9.76	to	9.74	15,440	—	1.25	to	1.80	(2.41)	to	(2.58)
ProFund VP Short Emerging Markets
	12/31/2010		91,871	4.39	to	8.12	402,532	—	1.25	to	2.50	(19.43)	to	(18.81)
	12/31/2009		53,469	5.45	to	5.39	290,588	—	1.25	to	1.80	(49.35)	to	(49.62)
	12/31/2008		132,684	10.77	to	10.69	1,426,172	0.14	1.25	to	1.80	30.59	to	29.88
	12/31/2007	(1)	—	8.25	to	8.23	—	—	1.25	to	1.80	(17.54)	to	(17.68)

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Short International
	12/31/2010		39,900	$7.79	to	$7.65	$309,380	—%	1.25%	to	1.80%	(15.75)%	to	(16.21)%
	12/31/2009		92,914	9.25	to	9.13	856,218	—	1.25	to	1.80	(31.14)	to	(31.52)
	12/31/2008		163,996	13.43	to	13.33	2,197,624	0.11	1.25	to	1.80	36.52	to	35.78
	12/31/2007	(1)	—	9.84	to	9.82	—	—	1.25	to	1.80	(1.64)	to	(1.81)
Fidelity VIP Contrafund® - SC II
	12/31/2010		2,174,148	13.36	to	11.08	28,600,501	0.98	1.25	to	2.50	15.48	to	10.79
	12/31/2009		2,575,567	11.57	to	10.97	29,369,358	1.16	1.25	to	1.80	33.80	to	33.07
	12/31/2008		2,886,068	8.65	to	8.25	24,626,115	0.73	1.25	to	1.80	(43.40)	to	(43.71)
	12/31/2007		3,635,311	15.28	to	14.65	54,886,003	0.72	1.25	to	1.80	15.85	to	15.22
	12/31/2006		4,179,205	13.19	to	12.71	54,525,571	0.98	1.25	to	1.80	10.05	to	9.45
Fidelity VIP Equity-Income - SC II
	12/31/2010		1,063,959	12.03	to	11.21	12,592,362	1.57	1.25	to	2.50	13.50	to	12.14
	12/31/2009		1,270,306	10.60	to	10.05	13,263,253	2.05	1.25	to	1.80	28.28	to	27.59
	12/31/2008		1,458,089	8.26	to	7.88	11,890,200	1.98	1.25	to	1.80	(43.52)	to	(43.83)
	12/31/2007		2,022,483	14.63	to	14.03	29,241,838	1.49	1.25	to	1.80	0.02	to	(0.53)
	12/31/2006		2,402,553	14.63	to	14.10	34,765,816	3.04	1.25	to	1.80	18.45	to	17.80
Fidelity VIP Growth Opportunities - SC II
	12/31/2010		461,392	7.86	to	7.41	3,567,194	—	1.25	to	1.80	21.95	to	21.29
	12/31/2009		638,516	6.44	to	6.11	4,058,057	0.25	1.25	to	1.80	43.67	to	42.89
	12/31/2008		622,570	4.48	to	4.28	2,756,771	0.11	1.25	to	1.80	(55.69)	to	(55.93)
	12/31/2007		986,360	10.12	to	9.70	9,884,259	—	1.25	to	1.80	21.38	to	20.72
	12/31/2006		800,663	8.34	to	8.04	6,592,050	0.52	1.25	to	1.80	3.82	to	3.25
Fidelity VIP Index 500 - SC II
	12/31/2010		21,946	11.63	to	11.33	248,696	1.70	1.40	to	1.80	13.15	to	12.70
	12/31/2009		24,049	10.28	to	10.05	241,815	2.32	1.40	to	1.80	24.56	to	24.07
	12/31/2008		24,960	8.25	to	8.10	202,216	1.82	1.40	to	1.80	(38.03)	to	(38.28)
	12/31/2007		27,559	13.32	to	13.12	361,985	3.18	1.40	to	1.80	3.72	to	3.31
	12/31/2006		29,650	12.84	to	12.70	376,853	1.52	1.40	to	1.80	13.85	to	13.39

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting

Expense Ratio	Inception Date
2.50%	March 23, 2009

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2010 Total Return Range
Transamerica Asset Allocation - Moderate Growth VP	12.62% to 18.31%
Transamerica Federated Market Opportunity VP	-0.78% to -2.18%
Transamerica JPMorgan Enhanced Index VP	12.82% to 19.86%
Transamerica Focus VP	24.84% to 25.86%
Transamerica Jennison Growth VP	4.50% to 14.82%
ProFund VP Short Small-Cap	-22.77% to -30.22%
ProFund VP Short NASDAQ-100	-19.24% to -22.58%
ProFund VP Short Emerging Markets	-18.81% to -19.86%

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

5. Administrative and Mortality and Expense Risk Charges

WRL deducts a daily administrative charge equal to an annual rate ranging from 0% to .40% of the contract owner’s account for administrative expenses. WRL deducts an annual charge, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from .85% to 2.50% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for WRL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Separate Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Separate Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2010

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY

BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2010, 2009 and 2008

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2010, 2009 and 2008

Ernst & Young LLP
Suite 3000
801 Grand Avenue
Des Moines, Iowa 50309-2767
Tel: 515 243 2727
www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

1

A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2010 and 2009, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities. Also, as discussed in Note 2 to the financial statements, at December 31, 2008 Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes.

April 5, 2011

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2010	2009
Admitted assets
Cash and invested assets:
Bonds	$941,187	$781,754
Common stocks of affiliated entities (cost: 2010 - $22,017 and 2009 - $22,017)	33,238	32,187
Mortgage loans on real estate	12,416	12,505
Home office properties	37,041	37,082
Cash, cash equivalents and short-term investments	242,139	149,150
Policy loans	391,511	378,683
Securities lending reinvested collateral assets	193,926	—
Other invested assets	4,120	6,363

Total cash and invested assets	1,855,578	1,397,724

Net deferred income tax asset	121,704	142,940
Premiums deferred and uncollected	3,243	3,480
Reinsurance receivable	5,170	3,374
Federal income tax recoverable	—	2,317
Receivable from parent, subsidiaries and affiliates	12,834	18,156
Investment income due and accrued	12,120	8,073
Cash surrender value of life insurance policies	71,167	68,798
Other admitted assets	14,405	11,318
Separate account assets	7,401,665	7,165,201

Total admitted assets	$9,497,886	$8,821,381

3

	December 31
	2010	2009
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,139,909	$1,107,951
Annuity	521,268	608,644
Accident and health	560	811
Life policy and contract claim reserves	18,577	19,998
Liability for deposit-type contracts	15,179	15,141
Other policyholders’ funds	55	40
Interest maintenance reserve	27,070	25,879
Remittances and items not allocated	2,947	24,099
Federal income taxes payable	77,810	—
Transfers from separate accounts due or accrued	(490,533)	(597,545)
Asset valuation reserve	9,217	8,484
Reinsurance in unauthorized companies	161	15,923
Funds held under coinsurance and other reinsurance treaties	15,224	4,913
Payable to parent, subsidiaries and affiliates	19,957	22,517
Unearned investment income	9,800	9,933
Payable for securities lending	193,926	—
Other liabilities	23,830	26,246
Separate account liabilities	7,401,665	7,165,201

Total liabilities	8,986,622	8,458,235

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	70,527	46,066
Paid-in surplus	149,627	149,627
Unassigned surplus	288,610	164,953

Total capital and surplus	511,264	363,146

Total liabilities and capital and surplus	$9,497,886	$8,821,381

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	Year Ended December 31
	2010	2009	2008
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$484,508	$503,548	$574,562
Annuity	40,279	151,428	213,833
Accident and health	1,222	1,275	447
Net investment income	64,487	48,371	71,623
Amortization of interest maintenance reserve	669	(83)	(443)
Commissions and expense allowances on reinsurance ceded	108,259	43,776	(11,229)
Reserve adjustments on reinsurance ceded	(33,461)	(43,546)	2,013,797
Income from fees associated with investment management, administration and contract guarantees for separate accounts	319,607	342,329	113,994
Income earned on company owned life insurance	2,368	2,474	2,367
Income from administrative service agreement with affiliate	23,672	21,446	30,230
Other	(7,130)	5,754	6,616

	1,004,480	1,076,772	3,015,797

Benefits and expenses:
Benefits paid or provided for:
Life	84,881	82,897	83,678
Surrender benefits	708,030	696,517	1,124,340
Annuity benefits	25,525	28,748	46,871
Other benefits	2,755	2,487	1,860
Increase (decrease) in aggregate reserves for policies and contracts:
Life	31,958	(5,665)	57,874
Annuity	(87,376)	(13,141)	25,756
Accident and health	(251)	772	39

	765,522	792,615	1,340,418

Insurance expenses:
Commissions	124,707	122,960	162,635
General insurance expenses	93,770	98,958	110,328
Taxes, licenses and fees	18,467	18,938	17,089
Net transfers from separate accounts	(247,798)	(137,966)	(508,564)
Initial premium on Modco reinsurance transaction	—	—	2,006,918
Other expenses	12,725	571	1,086

	1,871	103,461	1,789,492

Total benefits and expenses	767,393	896,076	3,129,910

Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	237,087	180,696	(114,113)
Dividends to policyholders	25	26	27

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	237,062	180,670	(114,140)
Federal income tax expense (benefit)	104,800	40,751	(54,644)

Gain (loss) from operations before net realized capital gains (losses) on investments	132,262	139,919	(59,496)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	(9,123)	(24,264)	368

Net income (loss)	$123,139	$115,655	$(59,128)

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2008	$2,500	$—	$151,259	$334,944	$488,703
Net loss	—	—	—	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	—	—	—	1,738	1,738
Change in nonadmitted assets	—	—	—	7,856	7,856
Change in asset valuation reserve	—	—	—	2,716	2,716
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,174)	(1,174)
Dividend to stockholder	—	—	—	(200,000)	(200,000)
Change in net deferred income tax asset	—	—	—	(7,619)	(7,619)
Surplus effect of reinsurance transaction	—	—	—	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	—	45,322	—	—	45,322
Correction of interest on taxes	—	—	—	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(1,625)	—	(1,625)

Balance at December 31, 2008	2,500	45,322	149,634	82,636	280,092
Cumulative effect of changes in accounting principles	—	—	—	(6)	(6)
Net income	—	—	—	115,655	115,655
Change in net unrealized capital gains and losses, net of tax	—	—	—	161	161
Change in nonadmitted assets	—	—	—	49,263	49,263
Change in asset valuation reserve	—	—	—	(4,104)	(4,104)
Change in liability for reinsurance in unauthorized companies	—	—	—	(14,749)	(14,749)
Dividend to stockholder	—	—	—	(65,000)	(65,000)
Change in net deferred income tax asset	—	—	—	9,428	9,428
Surplus effect of reinsurance transaction	—	—	—	(8,331)	(8,331)
Decrease in admitted deferred tax attributable to expiration of permitted practice	—	(45,322)	—	—	(45,322)
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	46,066	—	—	46,066
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(7)	—	(7)

Balance at December 31, 2009	$2,500	$46,066	$149,627	$164,953	$363,146

See accompanying notes.

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2009	$2,500	$46,066	$149,627	$164,953	$363,146
Net income	—	—	—	123,139	123,139
Change in net unrealized capital gains and losses, net of tax	—	—	—	783	783
Change in nonadmitted assets	—	—	—	(30,671)	(30,671)
Change in asset valuation reserve	—	—	—	(732)	(732)
Change in liability for reinsurance in unauthorized companies	—	—	—	15,762	15,762
Dividend to stockholder	—	—	—	(100,000)	(100,000)
Change in net deferred income tax asset	—	—	—	(10,050)	(10,050)
Surplus effect of reinsurance transaction	—	—	—	125,426	125,426
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	24,461	—	—	24,461

Balance at December 31, 2010	$2,500	$70,527	$149,627	$288,610	$511,264

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Operating activities
Premiums collected, net of reinsurance	$526,163	$656,731	$789,337
Net investment income received	66,047	50,766	76,682
Miscellaneous income received	539,019	363,740	152,105
Benefit and loss related payments	(824,387)	(806,244)	(1,243,327)
Commissions, expenses paid and aggregate write-ins for deductions	(255,238)	(362,277)	(293,143)
Net transfers to separate accounts and protected cell amounts	355,103	224,204	709,586
Dividends paid to policyholders	(25)	(26)	(27)
Federal and foreign income taxes (recovered) paid	(24,921)	31,637	(33,143)

Net cash provided by operating activities	381,761	158,531	158,070

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	355,114	521,007	331,923
Mortgage loans on real estate	99	279	11,740
Other invested assets	—	790	—
Miscellaneous proceeds	232	25,645	8,250

Total investment proceeds	355,445	547,721	351,913

Costs of investments acquired:
Bonds	(514,695)	(681,228)	(234,428)
Common stocks	—	(594)	(763)
Mortgage loans on real estate	(8)	(29)	—
Real estate	(856)	(166)	(122)
Other invested assets	(194,529)	(1,751)	(669)
Miscellaneous applications	(9,000)	(17,933)	(38)

Total cost of investments acquired	(719,088)	(701,701)	(236,020)
Net (increase) decrease in policy loans	(12,828)	32,337	(176)

Net cost of investments acquired	(731,916)	(669,364)	(236,196)

Net cash provided by (used in) investing activities	(376,471)	(121,643)	115,717

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Financing and miscellaneous activities
Cash provided (applied):
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	(314)	74	(1,973)
Dividends to stockholder	(100,000)	(65,000)	(200,000)
Funds held under reinsurance treaty with unauthorized reinsurers	10,311	(116,182)	104,554
Receivable from parent, subsidiaries and affiliates	5,322	63,458	(65,609)
Payable to parent, subsidiaries and affiliates	(2,560)	(42,747)	27,372
Payable for securities lending	193,926	—	—
Other cash (applied) provided	(18,986)	(6,847)	95,742

Net cash provided by (used in) financing and miscellaneous activities	87,699	(167,244)	(39,914)

Net increase (decrease) in cash, cash equivalents and short-term investments	92,989	(130,356)	233,873

Cash, cash equivalents and short-term investments:
Beginning of year	149,150	279,506	45,633

End of year	$242,139	$149,150	$279,506

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with the changes in the fair value reported in income.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Securities Lending Assets and Liabilities: Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted. Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2010 and 2009, the Company did not exclude any investment income due and accrued with respect to such practices.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheet. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $378,162, $456,377 and $732,493, in 2010, 2009 and 2008, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received $319,607, $342,329 and $113,994, in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. No stock options were issued during 2010 or 2009.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by AEGON. In accordance with Statement of SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. No benefit or expense relating to these plans was recorded by the company for the year ended December 31, 2010. The Company recorded a benefit of $7 and $1,628 for the years ended December 31, 2009 and 2008, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3 for the year ended December 31, 2008. The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009.

Recent Accounting Pronouncements

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet. Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral asset). A separate liability is also established to record the obligation to return the cash collateral (payable for securities lending). This change in accounting principle increased assets and liabilities by $193,926 with no impact to surplus.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard. This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements. The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

During 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R. Companies are to prospectively apply the clarified guidance effective January 1, 2011. The Company is in the process of determining the impact of these changes.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective September 30, 2009, the Company adopted SSAP No. 43R. This statement establishes statutory accounting principles for investments in loan-backed and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $10 ($6 net of tax), which includes impairments of $4,270 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $4,260, which have been removed from the component of change in net unrealized gains/losses.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices. The election of the permitted practice at December 31, 2008 resulted in an increase to surplus of $45,322, which has been reflected as an aggregate write-in for other than special surplus funds. At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009. As a result of this election, surplus increased by $70,527 and $46,066 at December 31, 2010 and 2009 respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2010 financial statements.

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 13 for further discussion of the Company’s consideration of subsequent events.

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio. The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

At December 31, 2008, the Company, with the permission of the Ohio Superintendent of Insurance, determined the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. Bulletin 2009-04 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%. The Company did not utilize this permitted practice during 2010 or 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below:

	2010	2009	2008
Net Income (Loss), State of Ohio Basis	$123,139	$115,655	$(59,128)
State permitted practices (Income)	—	—	—

Net Income (Loss) , NAIC SAP	$123,139	$115,655	$(59,128)

Statutory Surplus, State of Ohio Basis	$511,264	$363,146	$280,092
State permitted practices (Surplus)	—	—	(45,322)

Statutory Surplus, NAIC SAP	$511,264	$363,146	$234,770

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short term and long term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short - Term Investments and Bonds and Stocks.

Derivative Financial Instruments: The estimated fair values of interest rate swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Receivable from/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$242,139	$242,139	$122,150	$122,150
Short-term notes receivable from affiliates	—	—	27,000	27,000
Bonds, other than affiliates	941,187	949,065	781,754	749,414
Mortgage loans on real estate, other than affiliates	12,416	12,000	12,505	10,128
Policy loans	391,511	391,511	378,683	378,683
Securities lending reinvested collateral	193,926	193,683	—	—
Receivable from parent, subsidiaries and affiliates	12,834	12,834	18,156	18,156
Separate account assets	7,401,665	7,401,665	7,165,201	7,165,201

Liabilities
Investment contract liabilities	533,166	534,263	620,245	612,594
Deposit-type contracts	15,179	15,179	15,141	15,141
Interest rate swaps	971	971	748	748
Payable to parent, subsidiaries and affiliates	19,957	19,957	22,517	22,517
Separate account annuity liabilities	4,004,410	4,004,410	4,045,708	4,045,708

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules. Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class. The 2009 schedules were not required to be restated.

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$1,219	$562	$1,781

Total bonds	—	1,219	562	1,781
Cash equivalents and short-term investments
Government	—	7,994	—	7,994
Industrial and miscellaneous	—	233,993	—	233,993
Sweep accounts	—	175	—	175

Total Short-term	—	242,162	—	242,162
Separate account assets	7,401,665	—	—	7,401,665

Total assets at fair value	$7,401,665	$243,381	$562	$7,645,608

Liabilities:
Derivative liabilities	$—	$971	$—	$971

Total liabilities at fair value	$—	$971	$—	$971

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Bonds classified in Level 2 are valued using inputs from third party pricing or corroborated broker quotes. Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2010:

	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at December 31, 2010
Bonds	$564	$—	$—	$34	$(23)	$(13)	$562

Total	$564	$—	$—	$34	$(23)	$(13)	$562

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

The following table provides information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$—	$124,197	$—	$124,197
Separate account assets	7,165,201	—	—	7,165,201

Total assets at fair value	$7,165,201	$124,197	$—	$7,289,398

Liabilities:
Derivative liabilities	$—	$748	$—	$748

Total liabilities at fair value	$—	$748	$—	$748

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2009:

Short-term Investments
Balance at January 1, 2009	$790
Net sales	(790)

Balance at December 31, 2009	$—

Total gains/losses included in income attributable to instruments held at the reporting date	$—

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company reported the following financial instruments at fair value on a non-recurring basis:

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$908	$—	$344	$564	$(5,456)

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$48,002	$919	$—	$1,421	$47,500
State, municipal and other government	11,266	634	310	—	11,590
Hybrid securities	9,975	618	12	—	10,581
Industrial and miscellaneous	622,221	20,643	171	4,178	638,515
Mortgage and other asset-backed securities	249,723	6,826	15,616	54	240,879

	$941,187	$29,640	$16,109	$5,653	$949,065

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$42,811	$365	$—	$2,784	$40,392
State, municipal and other government	11,425	285	579	7	11,124
Hybrid securities	9,974	723	102	—	10,595
Industrial and miscellaneous	344,063	6,716	1,081	2,540	347,158
Mortgage and other asset-backed securities	373,481	965	31,647	2,654	340,145

	$781,754	$9,054	$33,409	$7,985	$749,414

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2010 and 2009, respectively, for bonds that have been in a continuous loss position for greater than or equal to twelve months, the Company held 31 and 61 with a carrying amount of $105,753 and $157,040 and an unrealized loss of $16,109 and $33,409, with an average price of 84.8 and 78.7 (fair value/amortized cost). Of this portfolio, 79.3% and 81.0% were investment grade with associated unrealized losses of $9,864 and $23,639, respectively.

At December 31, 2010 and 2009, respectively, for bonds that have been in a continuous loss position for less than twelve months, the Company held 52 and 63 securities with a carrying amount of $147,068 and $290,130 and an unrealized loss of $5,653 and $7,985 with an average price of 96.2 and 97.3 (fair value/amortized cost). Of this portfolio, 100.0% and 99.40% were investment grade with associated unrealized losses of $5,653 and $7,808, respectively.

The estimated fair value of bonds with gross unrealized losses at December 31, 2010 and 2009 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$—	$20,648	$20,648
State, municipal and other government	764	—	764
Hybrid securities	475	—	475
Industrial and miscellaneous	5,658	116,086	121,744
Mortgage and other asset-backed securities	82,747	4,681	87,428

	$89,644	$141,415	$231,059

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$—	$34,772	$34,772
State, municipal and other government	1,593	810	2,403
Hybrid securities	385	—	385
Industrial and miscellaneous	11,631	167,139	178,770
Mortgage and other asset-backed securities	110,022	79,424	189,446

	$123,631	$282,145	$405,776

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$5,029	$5,059
Due after one year through five years	222,258	230,666
Due after five years through ten years	320,210	328,029
Due after ten years	143,967	144,432

	$691,464	$708,186
Mortgage and other asset-backed securities	249,723	240,879

	$941,187	$949,065

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Asset-backed securities (ABS), Commercial mortgage-backed securities (CMBS), and Residential mortgage-backed securities (RMBS) are securitizations of underlying pools of assets. At December 31, 2010, the Company’s ABS, CMBS, and RMBS portfolios had fair values less than the carrying amounts of $12,243, $1,555 and $1,872, respectively.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

All ABS, CMBS and RMBS assets are monitored and reviewed at least quarterly. Where ratings have declined to below investment grade on nonhousing related ABS, the individual debt securities have been modeled to determine if cash flow models indicate a credit event will impact future cash flows and resulting impairments have been taken. For non-conduit CMBS, the Company’s internal asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. For housing related ABS, conduit CMBS and RMBS, detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed. Model output is generated under base and several stress-case scenarios. The Company’s internal asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Once the entire pool is modeled, results are then closely analyzed by the Company’s internal asset specialist to determine whether or not our particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

As the remaining unrealized losses in the ABS, CMBS and RMBS portfolios relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy subprime mortgages directly. The Company’s exposure to subprime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a subprime mortgage position. Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime position as it is the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The actual cost, carrying amount and fair value of the Company’s subprime residential mortgage-backed ABS holdings at December 31, 2010 are $45,281, $40,139 and $34,206, respectively. At December 31, 2009, the actual cost, carrying amount and fair value of the Company’s subprime residential mortgage-backed ABS holdings were $48,205, $43,240 and $33,365, respectively.

The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value. There were no securities other-than-temporary impaired during 2010 due to intent to sell or lack of intent and ability to hold.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2009
OTTI recognized 4th Quarter:
Intent to sell	$5,539	$—	$1,739	$3,800

Total 4th Quarter OTTI on loan-backed securities	5,539	—	1,739	3,800

Total OTTI on loan-backed securities	$5,539	$—	$1,739	$3,800

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$1,150	$46	$1,104	$1,003
2nd quarter present value of cash flows expected to be less than the amortized cost basis	1,512	67	1,445	1,049
3rd quarter present value of cash flows expected to be less than the amortized cost basis	2,057	185	1,872	1,130
4th quarter present value of cash flows expected to be less than the amortized cost basis	1,496	22	1,474	1,189

Aggregate total	$6,215	$320	$5,895	$4,371

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2009
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$5,304	$151	$5,153	$3,041
4th quarter present value of cash flows expected to be less than the amortized cost basis	5,876	1,755	4,121	4,035

Aggregate total	$11,180	$1,906	$9,274	$7,076

The following loan-backed and structured securities were held at December 31,2010, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
74925FAA1	$316	$301	$15	$301	$279	1Q 2010
52522QAM4	1,409	1,348	61	1,348	961	2Q 2010
65536PAA8	103	97	6	97	88	2Q 2010
65536PAA8	57	52	5	52	49	3Q 2010
75970QAH3	2,000	1,820	180	1,820	1,081	3Q 2010
52522QAM4	1,234	1,222	12	1,222	941	4Q 2010
74925FAA1	262	252	10	252	248	4Q 2010
35729PPC8	8,535	4,352	4,183	4,352	145	3Q 2009

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year Ended December 31, 2010
The aggregate amount of unrealized losses	$20,867	$54
The aggregate related fair value of securities with unrealized losses	84,527	4,681

	Losses 12 Months or More	Losses Less Than 12 Months
Year Ended December 31, 2009
The aggregate amount of unrealized losses	$36,617	$2,829
The aggregate related fair value of securities with unrealized losses	110,365	79,988

Detail of net investment income is presented below:

	Year Ended December 31
	2010	2009	2008
Income:
Bonds	$40,618	$26,167	$36,265
Preferred stocks	—	—	258
Common stocks	9,700	3,850	8,085
Mortgage loans on real estate	720	727	1,705
Real estate	4,562	4,562	4,562
Policy loans	21,439	21,407	23,746
Cash, cash equivalents and short-term investments	359	1,283	4,194
Derivatives	(3,299)	(105)	—
Other invested assets	(2,832)	(2,750)	(2,677)
Other	625	175	2,534

Gross investment income	71,892	55,316	78,672
Less investment expenses	7,405	6,945	7,049

Net investment income	$64,487	$48,371	$71,623

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2010	2009	2008
Proceeds	$355,114	$521,007	$331,923

Gross realized gains	5,140	11,744	35,518
Gross realized losses	(2,689)	(2,713)	(7,238)

Net realized capital gains (losses)	$2,451	$9,031	$28,280

The Company had gross realized losses of $468, $8,814 and $4,739 in 2010, 2009 and 2008, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2010	2009	2008
Bonds	$1,983	$4,488	$23,541
Cash, cash equivalents and short-term investments	—	4	(1,508)
Derivatives	(9,000)	(22,205)	9,756
Other	2	146	1

	(7,015)	(17,567)	31,790
Federal income tax effect	(248)	(487)	(12,066)
Transfer to interest maintenance reserve	(1,860)	(6,210)	(19,356)

Net realized capital gains (losses) on investments	$(9,123)	$(24,264)	$368

The Company did not have any recorded investments in restructured securities at December 31, 2010. At December 31, 2009, the Company had recorded investments in restructured securities of $740. The capital losses taken as a direct result of restructures in 2009 were $782. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure-related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2010	2009	2008
Bonds	$(105)	$(7,336)	$(2,070)
Common stocks	1,051	5,500	932
Derivatives	(223)	(748)	—
Other invested assets	(85)	(130)	—

Change in unrealized capital gains (losses)	$638	$(2,714)	$(1,138)

43

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2010 and 2009, bonds with an aggregate carrying value of $3,973 and $4,013, respectively, were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

During 2010 and 2009, the Company did not issue any mortgage loans.

During 2010, 2009 and 2008, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the asset valuation reserve of $85 and $48, respectively.

At December 31, 2010, the Company had five LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from five to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2011 to 2012 is $1,024. The Company has no contingent equity commitments related to LIHTC beyond the year 2012. There were no impairment losses, write-downs or reclassifications during 2010 related to these credits.

At December 31, 2009, the Company had four LIHTC investments. The remaining years of unexpired tax credits ranged from two to eleven and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from six to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2010 to 2012 is $1,056. The Company has no contingent equity commitments related to LIHTC beyond the year 2012. There were no impairment losses, write-downs or reclassifications during 2009 related to these credits.

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2010 and 2009:

		December 31, 2010
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$751	$1,223
Low-Income Housing Tax Credits	MO	268	302

Total		$1,019	$1,525

44

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

		December 31, 2009
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$655	$1,223

Total		$655	$1,223

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2011 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits as of December 31, 2010 and 2009.

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global future contracts and/or options to hedge the liability option risk associated with these products.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of ‘A’ or better. The credit exposure of swaps is represented by the fair value contracts, aggregated at a counterparty level, with a positive fair value at the reporting date.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2010, the Company does not have any contracts, aggregated at a counterparty level, with a positive fair value. At December 31, 2010, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amount to $971.

At December 31, 2010 and 2009, respectively, the Company has recorded $(971) and $(748) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss.

45

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company did not recognize any unrealized gains or losses during 2010 or 2009 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company uses variance swaps to reduce market risk in minimum guarantee equity index contracts arising from mismatches between assets and liabilities. A variance swap is an arrangement whereby two parties (counterparties) enter into an agreement to pay a specified amount linked to the underlying index upon termination. The final fair value is calculated using a combination of the value of the underlying at termination, and the value of the variance swap at initiation multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract. Periodic interest payments and a final payout upon termination can be made by either party.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2010 and 2009, respectively, the Company had outstanding receive fixed - pay fixed swaps with a notional amount of $4 and $5.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $(9,000), $(22,205) and $9,756 for the years ended December 31, 2010, 2009 and 2008, respectively.

46

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Open futures contracts at December 31, 2010 and 2009, are as follows:

Long/Short	Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
	December 31, 2010
Long	72	DJ EURO STOXX March 2011 Futures	$2,710	$2,668
Long	11	HANG SENG IDX January 2011 Futures	1,625	1,634
Short	(56)	S&P 500 March 2011 Futures	(17,293)	(17,542)

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2009
459	S&P 500 March 2010 Futures	$124,886	$125,564

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of the risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2010	2009	2008
Direct premiums	$653,122	$769,801	$990,717
Reinsurance assumed - affiliated	3,307	3,557	3,730
Reinsurance ceded - affiliated	(83,664)	(71,735)	(170,903)
Reinsurance ceded - non-affiliated	(46,756)	(45,372)	(34,702)

Net premiums earned	$526,009	$656,251	$788,842

47

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $76,107, $69,659 and $40,858 during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $18,652 and $18,173, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $332,318 and $315,335, respectively. As of December 31, 2010 and 2009, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $280,574 and $265,816, respectively.

The Company would experience no reduction in surplus at December 31, 2010 if all reinsurance agreements were cancelled.

Effective December 31, 2010, the Company entered into a reinsurance agreement with Transamerica Life Insurance Company (TLIC), an affiliate, to cede on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis. Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets. The Company received consideration of $193,000, resulting in a pre-tax gain of $193,000. The net of tax gain of $125,450 was credited to surplus in accordance with SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance.

The Company entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095. The pre-tax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. The Company amortized $8,307 into earnings with a corresponding charge to unassigned surplus during 2009. At December 31, 2010 and 2009, the Company holds collateral in the form of letters of credit of $27,000 and $26,000, respectively, from the assuming company.

48

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to TIRe, an affiliate, under a 2001 reinsurance agreement. The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703. Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves. The resulting pre-tax loss of $95,337 was included in the statement of operations in accordance with SSAP No. 61. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax). Prior to this transaction, the Company had amortized $1,367 on a pre-tax basis ($889 on a net of tax basis) into earnings for 2008, with a corresponding charge to unassigned surplus.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $24, for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Letters of credit held for all unauthorized reinsurers as of December 31, 2010 and 2009 were $107,200 and $77,700, respectively.

6. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$210,291	$6,740	$217,031
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	210,291	6,740	217,031
Deferred Tax Liabilities	22,478	712	23,190

Subtotal (Net Deferred Tax Assets)	187,813	6,028	193,841
Deferred Tax Assets Nonadmitted	70,717	1,420	72,137

Net Admitted Deferred Tax Assets	$117,096	$4,608	$121,704

49

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31, 2009
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$222,914	$9,193	$232,107
Statutory Valuation Allowance Adjustment	—	(4,817)	(4,817)

Adjusted Gross Deferred Tax Assets	222,914	4,376	227,290
Deferred Tax Liabilities	27,714	645	28,359

Subtotal (Net Deferred Tax Assets)	195,200	3,731	198,931
Deferred Tax Assets Nonadmitted	54,382	1,609	55,991

Net Admitted Deferred Tax Assets	$140,818	$2,122	$142,940

	Ordinary	Change Capital	Total
Gross Deferred Tax Assets	$(12,623)	$(2,453)	$(15,076)
Statutory Valuation Allowance Adjustment	—	4,817	4,817

Adjusted Gross Deferred Tax Assets	(12,623)	2,364	(10,259)
Deferred Tax Liabilities	(5,236)	67	(5,169)

Subtotal (Net Deferred Tax Assets)	(7,387)	2,297	(5,090)
Deferred Tax Assets Nonadmitted	16,335	(189)	16,146

Net Admitted Deferred Tax Assets	$(23,722)	$2,486	$(21,236)

50

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2010	2009	Change
Ordinary
Policyholder reserves	$109,134	$115,089	$(5,955)
Investments	349	—	349
Deferred acquisition costs	90,529	88,949	1,580
Compensation and benefits accrual	1,039	1,312	(273)
Receivables - nonadmitted	5,399	7,039	(1,640)
Tax credit carry-forward	—	—	—
Other (including items <5% of ordinary tax assets)	3,841	10,525	(6,684)

Subtotal	210,291	222,914	(12,623)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	70,717	54,382	16,335

Admitted ordinary deferred tax assets	139,574	168,532	(28,958)

Capital:
(1) Investments	6,740	9,193	(2,453)
(2) Other (including items <5% of total total capital tax assets)	—	—	—

Subtotal	6,740	9,193	(2,453)

Statutory valuation allowance adjustment	—	4,817	(4,817)
Nonadmitted	1,420	1,609	(189)

Admitted capital deferred tax assets	5,320	2,767	2,553

Admitted deferred tax assets	$144,894	$171,299	$(26,405)

51

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	Year Ended December 31
	2010	2009	Change
Deferred Tax Liabilities:
Ordinary
Investments	$1	$28	$(27)
§807(f) adjustment	22,475	27,686	(5,211)
Other (including items <5% of total ordinary tax liabilities)	2	—	2

Subtotal	22,478	27,714	(5,235)
Capital
Investments	712	645	67
Other (including items <5% of total capital tax liabilities)	—	—	—
Subtotal	712	645	67

Deferred tax liabilities	23,190	28,359	(5,169)

Net deferred tax assets/liabilities	$121,704	$142,940	$(21,236)

The Company did not record a valuation allowance for deferred tax assets as of December 31, 2010. The valuation allowance for deferred tax assets as of December 31, 2009 was $4,817. The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

52

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$49,166	$2,011	$51,177
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	1	—	1
(c) SSAP No. 10R, Paragraph 10.b.i.	1	—	1
(d) SSAP No. 10R, Paragraph 10.b.ii.	32,002	1,309	33,311
(e) SSAP No. 10R, Paragraph 10.c.	22,478	712	23,190

(f) Total (4a + 4b + 4e)	$71,645	$2,723	$74,368

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$117,096	$2,406	$119,502
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	2,202	2,202
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	—	2,202	2,202
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	—	49,967	49,967
(k) SSAP No. 10R, Paragraph 10.e.iii.	22,478	712	23,190

(l) Total (4g + 4h + 4k)	$139,574	$5,320	$144,894

53

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31, 2009
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$88,809	$1,595	$90,404
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	6,355	114	6,469
(c) SSAP No. 10R, Paragraph 10.b.i.	6,355	114	6,469
(d) SSAP No. 10R, Paragraph 10.b.ii.	25,481	458	25,939
(e) SSAP No. 10R, Paragraph 10.c.	27,714	646	28,360

(f) Total (4a + 4b + 4e)	$122,878	$2,355	$125,233

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$102,202	$1,830	$104,032
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	38,617	290	38,907
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	43,542	328	43,870
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	38,617	291	38,908
(k) SSAP No. 10R, Paragraph 10.e.iii.	27,714	646	28,360

(l) Total (4g + 4h + 4k)	$168,533	$2,766	$171,299

54

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	Change
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$(39,643)	$416	$(39,227)
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	(6,355)	(114)	(6,469)
(c) SSAP No. 10R, Paragraph 10.b.i.	(6,354)	(114)	(6,468)
(d) SSAP No. 10R, Paragraph 10.b.ii.	6,521	851	7,372
(e) SSAP No. 10R, Paragraph 10.c.	(5,236)	66	(5,170)

(f) Total (4a + 4b + 4e)	$(51,234)	$368	$(50,866)

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$14,894	$576	$15,470
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	(38,617)	1,912	(36,705)
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	(43,542)	1,874	(41,668)
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	(38,617)	49,676	11,059
(k) SSAP No. 10R, Paragraph 10.e.iii.	(5,236)	66	(5,170)

(l) Total (4g + 4h + 4k)	$(28,959)	$2,554	$(26,405)

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•	10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.
•	10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years
•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e
•	.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

55

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Total increased admitted adjusted gross DTAs as the result of the application of paragraph 10.e. SSAP No. 10R, Income Taxes - A Temporary Replacement of SSAP No. 10:

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$67,930	$2,597	$70,527

	December 31, 2009
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$45,655	$411	$46,066

	Change
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$22,275	$2,186	$24,461

Used in SSAP No. 10R, Paragraph 10.d.

	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$449,954
Authorized Control Level	XXX	XXX	43,278

	December 31, 2009
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$325,565
Authorized Control Level	XXX	XXX	44,817

	Change
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$124,389
Authorized Control Level	XXX	XXX	(1,539)

56

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$71,645	$2,723	$74,368
(b) Admitted Assets	XXX	XXX	9,427,359
(c) Adjusted Statutory Surplus*	XXX	XXX	440,737
(d) Total Adjusted Capital from DTAs	XXX	XXX	449,954

Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$67,930	$2,597	$70,527
(f) Admitted Assets	67,930	2,597	70,527
(g) Statutory Surplus	67,930	2,597	70,527

	December 31, 2009
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$122,878	$2,355	$125,233
(b) Admitted Assets	XXX	XXX	8,775,315
(c) Adjusted Statutory Surplus*	XXX	XXX	318,080
(d) Total Adjusted Capital from DTAs	XXX	XXX	325,565

Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$45,655	$411	$46,066
(f) Admitted Assets	45,655	411	46,066
(g) Statutory Surplus	45,655	411	46,066

	Change
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$(51,233)	$368	$(50,865)
(b) Admitted Assets	XXX	XXX	652,044
(c) Adjusted Statutory Surplus*	XXX	XXX	123,657
(d) Total Adjusted Capital from DTAs	XXX	XXX	124,389

Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$22,275	$2,186	$24,461
(f) Admitted Assets	22,275	2,186	24,461
(g) Statutory Surplus	22,275	2,186	24,461

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, Paragraph 10.b.ii

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

57

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was as follows:

	December 31, 2010
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(a) Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	1%	1%

(b) Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	0%	2%	2%

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2010	2009	Change
Current Income Tax
Federal	$104,800	$40,751	$64,049
Foreign	—	—	—

Subtotal	104,800	40,751	64,049

Federal income tax on net capital gains	248	487	(239)

Federal and foreign income taxes incurred	$105,048	$41,238	$63,810

58

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2010	2009	2008
Current income taxes incurred	$105,048	$41,238	$(42,578)

Change in deferred income taxes (without tax on unrealized gains and losses)	5,233	(4,611)	7,619

Total income tax reported	$110,281	$36,627	$(34,959)

Income before taxes	$230,047	$163,103	$(82,350)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$80,516	$57,086	$(28,823)

Increase (decrease) in actual tax reported resulting from:

a Dividends received deduction	(10,290)	(7,455)	(7,490)
b Tax credits	(3,603)	(4,157)	(5,370)
c Tax-exempt income	—	—	(0)
d Tax adjustment for IMR	(234)	29	155
e Surplus adjustment for in-force ceded	43,899	(2,916)	1,240
f Nondeductible expenses	22	40	144
g Deferred tax benefit on other items in surplus	7,037	(6,504)	2,912
h Provision to return	(2,806)	(3,380)	(2,923)
i Life-owned life insurance	(829)	(866)	(831)
j Dividends from certain foreign corporations	175	349	773
k Statutory valuation allowance	—	4,817	—
l Prior period adjustment	380	(412)	4,643
m Other	(3,986)	(4)	611

Total income tax reported	$110,281	$36,627	$(34,959)

59

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

The Company incurred income taxes during 2010 and 2009 of $112,172 and $44,526, respectively, which will be available for recoupment in the event of future net losses. The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is $2,144 and $1,573, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $2,144. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ending December 31, 2010, 2009 and 2008 is $87, $61 and $36, respectively. The total interest payable balance as of December 31, 2010 and 2009 is $184 and $97, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

60

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	2010		2009
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$21,285	1%	$28,164	1%
At book value less surrender charge of 5% or more	60,956	1	77,072	1
At fair value	4,016,490	85	4,065,802	84

Total with adjustment or at fair value	4,098,731	87	4,171,038	86
At book value without adjustment (minimal or no charge or adjustment)	407,630	9	451,008	9
Not subject to discretionary withdrawal	212,052	4	240,679	5

Total annuity reserves and deposit liabilities	4,718,413	100%	4,862,725	100%

Less reinsurance ceded	168,327		186,734

Net annuity reserves and deposit liabilities	$4,550,086		$4,675,991

61

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$—	$—	$378,162	$378,162

Reserves for accounts with assets at fair value at December 31, 2010	$—	$—	$—	$6,897,592	$6,897,592

Reserves for separate accounts by withdrawal characteristics at December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	$—
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	6,895,152	6,895,152
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	6,895,152	6,895,152
Not subject to discretionary withdrawal	—	—	—	2,440	2,440

Total separate account liabilities at December 31, 2010	$—	$—	$—	$6,897,592	$6,897,592

62

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$—	$—	$455,704	$455,704

Reserves for accounts with assets at fair value at December 31, 2009	$—	$—	$—	$6,546,186	$6,546,186

Reserves for separate accounts by withdrawal characteristics at December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	$—
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	6,546,186	6,546,186
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	6,546,186	6,546,186
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2009	$—	$—	$—	$6,546,186	$6,546,186

63

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2010	2009	2008
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$378,310	$456,377	$732,493
Transfers from separate accounts	619,378	579,406	1,274,005

Net transfers from separate accounts	(241,068)	(123,029)	(541,512)
Miscellaneous reconciling adjustments	(6,730)	(1,089)	1,238

Net transfers as reported in the summary of operations of the Company	$(247,798)	$(124,118)	$(540,274)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $7,401,665 and $7,156,201, respectively. The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Product	Legally Insulated Assets
Variable annuities	$4,041,477
Variable universal life	439,535
WRL asset accumulator	41,341
Variable life	2,879,312

Total separate account assets	$7,401,665

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $667,392. To compensate the general account for the risk taken, the separate account paid risk charges of $12,187 to the general account in 2010. As of December 31, 2010, the general account of the Company had paid $20,835 toward separate account guarantees.

The Company does not participate in securities lending transactions within the separate account.

64

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43) which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $11,412 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2010 and 2009, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2010
Minimum guaranteed death benefit	$2,310,748	$52,774	$37,046
Minimum guaranteed income benefit	1,066,021	139,552	126,989
Minimum guaranteed withdrawal benefit	953,975	—	—

December 31, 2009
Minimum guaranteed death benefit	$2,378,055	$63,369	$42,454
Minimum guaranteed income benefit	1,083,879	155,091	138,698
Minimum guaranteed withdrawal benefit	996,747	5,123	—

65

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2010
Ordinary direct renewal business	$2,181	$1,060	$3,241
Ordinary new business	2	—	2

	$2,183	$1,060	$3,243

December 31, 2009
Ordinary direct renewal business	$2,322	$1,156	$3,478
Ordinary new business	2	—	2

	$2,324	$1,156	$3,480

At December 31, 2010 and 2009, the Company had insurance in force aggregating $4,531,669 and $5,012,732 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $25,534 and $28,044 to cover these deficiencies at December 31, 2010 and 2009, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

8. Capital and Surplus

The Company is subject to limitations, imposed by the Ohio Department of Insurance, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2011, without the prior approval of insurance regulatory authorities, is $123,139.

66

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Capital and Surplus (continued)

On December 23, 2010, the Company paid a common stock dividend of $100,000 to its parent company, AEGON. The entire amount was considered an extraordinary dividend. On December 30, 2009, the Company paid a common stock dividend of $65,000 to its parent company. Of this amount, $23,400 was considered an ordinary dividend and $41,600 was considered an extraordinary dividend. On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company. Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make these dividend payments.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned government/other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2010 and 2009, respectively, securities in the amount of $187,773 and $31,795 were on loan under securities lending agreements. The collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral had a fair value of $193,683 and $32,264 at December 31, 2010 and 2009, respectively.

67

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Securities Lending (continued)

The Company did not participate in repurchase or dollar repurchase agreements at December 31, 2010 or 2009.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$193,824
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	193,824

Securities received	—

Total collateral received	$193,824

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$20,719	$20,719
30 days or less	101,518	101,518
31 to 60 days	45,487	45,487
61 to 90 days	12,993	12,993
91 to 120 days	5,489	5,463
121 to 180 days	2,837	2,832
181 to 365 days	2,290	2,236
1 to 2 years	1,553	1,491
2-3 years	—	—
Greater than 3 years	1,040	944

Total	193,926	193,683

Securities received	—	—

Total collateral reinvested	$193,926	$193,683

68

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Securities Lending (continued)

The Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $193,956 (fair value of $193,683) that are currently tradable securities that could be sold and used to pay for the $193,824 in collateral calls that could come due under a worst-case scenario.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,442, $1,518 and $1,444 for the years ended December 31, 2010, 2009 and 2008, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $702, $736 and $793 for the years ended December 31, 2010, 2009 and 2008, respectively.

69

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2010, 2009 and 2008 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $192, $201 and $143 for the years ended 2010, 2009 and 2008, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company provides office space, marketing and administrative services to certain affiliates. The net amount received by the Company as a result of being a party to these agreements was $18,600, $13,174 and $113 during 2010, 2009 and 2008, respectively. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $23,672, $21,446 and $30,230 from this agreement during 2010, 2009 and 2008, respectively.

70

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2010, and 2009, the Company reported a net amount of $(7,123), and $(4,361), respectively, due (to) from affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2010, 2009 and 2008, the Company paid net interest of $38, $132 and $924, respectively, to affiliates.

At December 31, 2009 the Company had a short-term intercompany note receivable of $27,000 from AEGON due by September 29, 2010 at .25% interest. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, this note was reported on the balance sheet as a short-term investment. The note was repaid prior to its due date.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2010 and 2009, the cash surrender value of these policies was $71,167 and $68,798, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

71

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,448 and $3,330 with no offsetting premium tax benefit at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $95, $58 and $36 for 2010, 2009 and 2008, respectively.

The Company has contingent commitments of $1,151 and $1,056 at December 31, 2010 and 2009, respectively, for joint ventures, partnerships and limited liability companies, which includes commitments for LIHTC’s of $1,024 and $1,056, respectively, at December 31, 2010 and 2009.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2010 and 2009 respectively, the Company pledged assets in the amount of $16,342 and $14,394 to satisfy the requirements of futures trading accounts.

13. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 5, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 5, 2011, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2010.

72

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2010

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$48,002	$47,500	$48,002
States, municipalities and political subdivisions	29,841	29,989	29,841
Foreign governments	10,457	10,760	10,457
Hybrid securities	9,975	10,581	9,975
All other corporate bonds	842,912	850,235	842,912

Total fixed maturities	941,187	949,065	941,187

Mortgage loans on real estate	12,416		12,416
Real estate	37,041		37,041
Policy loans	391,511		391,511
Cash, cash equivalents and short-term investments	242,139		242,139
Securities lending reinvested collateral assets	193,926		193,926
Other invested assets	4,120		4,120

Total investments	$1,822,340		$1,822,340

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

73

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2010
Individual life	$1,121,254	$17,912	$480,607	$42,619	$298,390	$410,754
Group life and health	19,215	104	5,123	701	3,173	4,847
Annuity	521,268	561	40,279	21,167	463,959	(413,730)

	$1,661,737	$18,577	$526,009	$64,487	$765,522	$1,871

Year ended December 31, 2009
Individual life	$1,091,121	$18,403	$502,238	$30,963	$282,952	$430,307
Group life and health	17,641	513	2,585	474	2,865	3,752
Annuity	608,644	1,082	151,428	16,934	506,798	(316,750)

	$1,717,406	$19,998	$656,251	$48,371	$792,615	$117,309

Year ended December 31, 2008
Individual life	$1,097,394	$20,196	$574,634	$45,656	$370,010	$237,806
Group life	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611

	$1,735,440	$22,480	$788,842	$71,623	$1,340,418	$1,757,782

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

74

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$108,965,895	$63,468,227	$16,201,258	$61,698,926	26%

Premiums:
Individual life	$577,919	$100,619	$3,307	$480,607	1%
Group life and health	16,834	11,711		5,123	0%
Annuity	58,368	18,089		40,279	0%

	$653,121	$130,419	$3,307	$526,009	1%

Year ended December 31, 2009
Life insurance in force	$105,354,990	$54,257,827	$16,526,779	$67,623,942	24%

Premiums:
Individual life	$586,466	$87,785	$3,557	$502,238	1%
Group life	14,786	12,201	—	2,585	0%
Annuity	168,549	17,121	—	151,428	0%

	$769,801	$117,107	$3,557	$656,251	1%

Year ended December 31, 2008
Life insurance in force	$102,486,516	$54,034,032	$16,447,344	$64,899,828	25%

Premiums:
Individual life	$648,362	$77,458	$3,730	$574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%

	$990,717	$205,605	$3,730	$788,842	0%

75

WRL Series Annuity Account

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

	(a	)	Financial Statements

All financial statements are included in Part B of this registration statement.

	(b	)	Exhibits

			(1)	Resolution of the Board of Directors of Western Reserve establishing the separate account. 1/

			(2)	Not Applicable.

			(3)	Distribution of Contracts.

				(a	)	Form of Master Service and Distribution Compliance Agreement. 1/

				(b	)	Amendment to Master Service and Distribution Compliance Agreement. 2/

				(c	)	Form of Broker/Dealer Supervisory and Service Agreement. 2/

				(d	)	Principal Underwriting Agreement. 2/

				(e	)	First Amendment to Principal Underwriting Agreement. 2/

				(f	)	Second Amendment to Principal Underwriting Agreement. 3/

				(g	)	Third Amendment to Principal Underwriting Agreement. 4/

				(h	)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 25

				(i	)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 25

				(j	)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 26

				(k	)	Form of Life Insurance Company Product Sales Agreement Note 30

				(l	)	Principal Underwriting Agreement. Note 32

				(m	)	Amendment No. 1 to Principal Underwriting Agreement. Note 32

				(n	)	Amended Restated Principal Underwriting Agreement between TCI and WRL. Note 36

			(4)	(a	)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract. 5/

				(b	)	Enhanced Death Benefit Endorsement (EA128). 6/

				(c	)	Endorsement (EA124). 6/

				(d	)	Guaranteed Minimum Income Benefit Rider (GIB02). 7/

				(h	)	Additional Earnings Rider (AER01). 7/

				(i	)	Additional Earnings Rider (AER02). 8/

				(j	)	Split Contract Endorsement (EA141) 8/

				(k	)	Guaranteed Minimum Death Benefit Endorsements

(i) (EA138A, EA139A, EA139B) 7/

(ii) (EA142, EA145) 8/

			(5)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 9/

			(6)	(a	)	Second Amended Articles of Incorporation of Western Reserve. 1/

				(b	)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve. 10/

				(c	)	Amended Code of Regulations of Western Reserve. 1/

			(7)	Reinsurance Agreement (TIRe). 8/

				(a	)	Reinsurance Agreement (TIRe). Note 33

(8)		(a	)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 11/

		(b	)	Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund. 12/

		(c	)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund. 13/

		(d	)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 11/

		(e	)	Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund II. 12/

		(f	)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II. 13/

		(g	)	Third Amendment dated September 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 14/

		(h	)	Fourth Amendment dated December 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 3/

		(i	)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 11/

		(j	)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund III. 12/

		(k	)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III. 13/

		(l	)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto 14/

		(m	)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 3/

		(n	)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 15/

		(o	)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004. 4/

		(o	)(1)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004. Note 20.

		(o	)(2)	Amendment 25 to Participation Agreement (ATST). Note 20.

		(o	)(3)	Amendment 26 to Participation Agreement (ATST). Note 24.

		(o	)(4)	Amendment 29 to Participation Agreement (TST) Note 31

		(o	)(5)	Amendment 34 to Participation Agreement (TST) Note 34

		(o	)(6)	Amendment No. 35 to Participation Agreement (TST) Note 35

		(o	)(7)	Amendment No. 36 to Participation Agreement (TST). Note 36

		(p	)	Amended and Restated Fund Participation Agreement Between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. 4/

		(q	)	Participation Agreement (Pro Funds). Note 27.

		(q	)(1)	Amendment No. 2 to Participation Agreement (Pro Funds) Note 28

	(9)	(a	)	Opinion and Consent Counsel. Note 35.

	(9)	(b	)	Consent of Counsel. Note 35.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 35.

	(b	)	Consent of Actuary. Note 24.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedules for Computation of Performance Quotations. 17/

(14)	Not Applicable.

(15)	Powers of Attorney (Arthur C. Schneider, Brenda K. Clancy, Charles T. Boswell, Darryl D. Button, John Hunter, Karen R. Wright, and Eric J. Martin) Note 36.

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/	This exhibit was previously filed on Pre-Effective Amendment No. 1 for Form N-6 dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.

4/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated April 19, 2004 (File No. 333-84773) and is incorporated herein by reference.

5/	This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated April 11, 1997 (File No. 333-24959) and is incorporated herein by reference.

6/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated April 22, 1999 (File No. 333-24959) and is incorporated herein by reference.

7/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

8/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference

9/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference.

10/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

11/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

12/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

13/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

14/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.

15/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 dated January 14, 2004 (File No. 333-110315) and is incorporated herein by reference.

16/	This exhibit was previously filed on Post-Effective Amendment No. 8 to Form N-4 dated April 22, 2003 (File No. 333-24959) and is incorporated herein by reference.

17/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

18/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

19/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated May 1, 2004 (File No. 333-84773) and is incorporated herein by reference.

20/	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-84773) on April 28, 2005.

21/	Filed with the Initial filing of Form N-4 Registration Statement for the WRL Freedom Premier III (File No. 333-108525) on September 5, 2003.

22/	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 333-84773) on April 28, 2005.

23/	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-112089) on December 13, 2005.

24/	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-24959) dated June 9, 2006.

25/	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

26/	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-24959) dated April 26, 2007.

27	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) on February 13, 2007.

28	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-145461) on October 23, 2007.

29	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.

30	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) on February 15, 2008.

31	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration (File No. 333-24959) dated April 28, 2008.

32	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-108525) on November 6, 2008.

33	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-24959) dated April 27, 2009.

34	Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 333-108525) dated November 19, 2009.

35	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-24959) filed on April 21, 2010.

36	Filed herewith.

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor

Brenda K. Clancy	(1)	Director, Chairman of the Board and President

Eric J. Martin	(1)	Senior Vice President and Corporate Controller

Charles T. Boswell	(2)	Director and Chief Executive Officer

John Hunter	(1)	Director and Division Chief Operating Officer

Arthur C. Schneider	(1)	Director, Chief Tax Officer, and Senior Vice President

Darryl D. Button	(1)	Director and Executive Vice President

Karen R. Wright	(3)	Treasurer and Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499
(2)	570 Carillon Parkway, St. Petersburg, Florida 33716-1202
(3)	400 West Market Street, Louisville, KY 40202

Item 26.	Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B—Series I Preferred stock.	Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner—AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

As of 1/1/2011	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.2543%) ; Monumental Life Insurance Company (9.7457%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member—AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2011	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners—Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member—Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

As of 1/1/2011	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LIMITED LIABILITY COMPANY	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

As of 1/1/2011	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2011	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

As of 1/1/2011	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware	Sole Member—Garnet Community Investments XXVIII, LLC	Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Managing Member—Garnet Community Investments XXIX, LLC	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member—Garnet Community Investments XXX, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

As of 1/1/2011	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

As of 1/1/2011	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote—AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

As of 1/1/2011	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Investor Member: Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member—Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member—Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

As of 1/1/2011	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

As of 1/1/2011	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda—— will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc.—sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company—sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

As of 1/1/2011	Page 12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2011	Page 13

Item 27.   Number of Contract Owners.

As of March 31, 2011, there were 19,991 contract owners.

Item 28.   Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Swank, Thomas A.	(1)	Director

Michael Brandsma	(2)	Director, President and Chief Financial Officer

Hopewell, David W.	(1)	Director

Barkdoll, Tamara D.	(2)	Assistant Secretary

Burke, Erin K.	(1)	Assistant Secretary

Angle, Amy	(3)	Assistant Vice President

Belanger, Elizabeth	(5)	Assistant Vice President

Cullem-Fiore, Margaret A.	(4)	Assistant Vice President

Fischer, John	(4)	Assistant Vice President

Gallagher, Dennis P	(4)	Assistant Vice President

Mossman, Shelley A.	(1)	Assistant Vice President

Post-Rissin, Christy	(4)	Assistant Vice President

Smith, Brenda L.	(4)	Assistant Vice President

Smith, Darin D.	(1)	Assistant Vice President

Wachendorf, Lisa	(1)	Assistant Vice President

Woods, Arthur D.	(4)	Assistant Vice President

John, Courtney	(2)	Chief Compliance Officer and Vice President

Bostwick, Blake S.	(2)	Chief Marketing Officer and Chief Operations Officer

Paulsen, David R.	(1)	Chief Sales Officer

Camp, Frank A.	(1)	Secretary

Wright, Karen R.	(3)	Treasurer

Heburn, Karen D.	(4)	Vice President

Hodgson, Wesley J.	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S. Syracuse St., Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	440 Mammaroneck Avenue, Harrison, NY 10528

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$1,420,797	0	0	0

(1)	Fiscal Year 2010

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Manager Regulatory Filing Unit Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Rd. NE., Cedar Rapids, Iowa 52499.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940, as amended, and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2011.

WRL SERIES ANNUITY ACCOUNT WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO Depositor

*
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

* Darryl D. Button	Director and Executive Vice President	, 2011

* Charles T. Boswell	Director and Chief Executive Officer	, 2011

* Brenda K. Clancy	Director, Chairman of the Board and President	, 2011

* John R. Hunter	Director and Division Chief Operating Officer—Life & Protection	, 2011

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2011

* Karen R. Wright	Treasurer and Vice President	, 2011

* Eric J. Martin	Corporate Controller and Senior Vice President	, 2011

/S/ SHANE E. DALY *By Shane E. Daly	Assistant Vice President, and Assistant Secretary General Counsel	April 27, 2011

*By: Shane E. Daly—Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-24959

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

WRL SERIES ANNUITY ACCOUNT

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

3(n)	Amended and Restated Principal Underwriting Agreement

8(o)(7)	Amendment No. 36 to Participation Agreement (TST)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

15	Powers of Attorney

*	Page numbers included only in manually executed original.